UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03759

Variable Insurance Products Fund IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Utilities Portfolio VIP Utilities Portfolio Investor Class

This annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 73	0.68%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, especially within electric utilities. Picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were picks in environmental & facilities services. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in PG&E (-19%). A second notable relative detractor was untimely positioning in NRG Energy; out holdings gained 23% whereas the stock advanced 79% in the index. NRG was among the fund's largest holdings at period end. Our stake in AES (+1%) also detracted. This period we decreased our stake in AES.
•In contrast, the primary contributor to performance versus the sector index was security selection in heavy electrical equipment. Stock picks in coal & consumable fuels also boosted the fund's relative performance. Also helping our relative result were stock selection and an underweight in multi-utilities.
•The top individual relative contributor was our non-index stake in GE Vernova (+90%). We trimmed the position this period. An out-of-index stake in Cameco gained 85% and was the fund's second-largest relative contributor. This was an investment we established this period. Another notable relative contributor was our non-index stake in First Solar (+32%). This period we increased our position in First Solar.
•Notable changes in positioning include a lower allocation to multi-utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	14.03%	12.43%	12.42%
MSCI U.S. IMI Utilities 25-50 Index	16.48%	9.59%	10.51%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$335,273,543
Number of Holdings	36
Total Advisory Fee	$2,090,088
Portfolio Turnover	99%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	64.6
Multi-Utilities	16.7
Independent Power and Renewable Electricity Producers	7.0
Electrical Equipment	3.1
Construction & Engineering	2.4
Semiconductors & Semiconductor Equipment	1.5
Gas Utilities	1.0
Machinery	0.5
Oil, Gas & Consumable Fuels	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.7
Canada - 0.8
Germany - 0.5

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	13.0
Constellation Energy Corp	9.6
Duke Energy Corp	7.0
Sempra	6.8
Vistra Corp	5.0
NRG Energy Inc	4.9
Exelon Corp	4.8
Entergy Corp	4.7
Xcel Energy Inc	4.2
Ameren Corp	3.7
63.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914174.101    1480-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Utilities Portfolio VIP Utilities Portfolio Initial Class

This annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 64	0.60%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, especially within electric utilities. Picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were picks in environmental & facilities services. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in PG&E (-19%). A second notable relative detractor was untimely positioning in NRG Energy; out holdings gained 23% whereas the stock advanced 79% in the index. NRG was among the fund's largest holdings at period end. Our stake in AES (+1%) also detracted. This period we decreased our stake in AES.
•In contrast, the primary contributor to performance versus the sector index was security selection in heavy electrical equipment. Stock picks in coal & consumable fuels also boosted the fund's relative performance. Also helping our relative result were stock selection and an underweight in multi-utilities.
•The top individual relative contributor was our non-index stake in GE Vernova (+90%). We trimmed the position this period. An out-of-index stake in Cameco gained 85% and was the fund's second-largest relative contributor. This was an investment we established this period. Another notable relative contributor was our non-index stake in First Solar (+32%). This period we increased our position in First Solar.
•Notable changes in positioning include a lower allocation to multi-utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	14.11%	12.52%	12.51%
MSCI U.S. IMI Utilities 25-50 Index	16.48%	9.59%	10.51%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$335,273,543
Number of Holdings	36
Total Advisory Fee	$2,090,088
Portfolio Turnover	99%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	64.6
Multi-Utilities	16.7
Independent Power and Renewable Electricity Producers	7.0
Electrical Equipment	3.1
Construction & Engineering	2.4
Semiconductors & Semiconductor Equipment	1.5
Gas Utilities	1.0
Machinery	0.5
Oil, Gas & Consumable Fuels	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.7
Canada - 0.8
Germany - 0.5

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	13.0
Constellation Energy Corp	9.6
Duke Energy Corp	7.0
Sempra	6.8
Vistra Corp	5.0
NRG Energy Inc	4.9
Exelon Corp	4.8
Entergy Corp	4.7
Xcel Energy Inc	4.2
Ameren Corp	3.7
63.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914175.101    905-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Technology Portfolio VIP Technology Portfolio Service Class 2

This annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 90	0.81%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year, led by an overweight in semiconductors. Picks in technology hardware, storage & peripherals also boosted the fund's relative performance. Also contributing to our result was an underweight in application software.
•The top individual relative contributor was an overweight in Micron Technology (+241%). The stock was one of our biggest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+284%). An overweight in NVIDIA (+39%) also helped. The company was the fund's largest holding.
•In contrast, the primary detractor from performance versus the industry index was security selection in semiconductors. Picks and an underweight in semiconductor materials & equipment also hampered the fund's result. Also detracting from our result was an underweight in electronic components.
•The biggest individual relative detractor was an overweight in Marvell Technology (-22%). The stock was among our largest holdings. A second notable relative detractor was an overweight in ON Semiconductor (-14%). The stock was among the fund's biggest holdings. An underweight in Broadcom (+51%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the internet services & infrastructure industry and a lower allocation to technology hardware, storage & peripherals.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class 2	23.07%	30.17%
MSCI U.S. IMI Information Technology 25-50 Index	21.90%	28.52%
S&P 500® Index	17.88%	22.04%
A   From August 16, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,492,303,076
Number of Holdings	101
Total Advisory Fee	$18,607,521
Portfolio Turnover	52%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	46.6
Software	19.7
Technology Hardware, Storage & Peripherals	15.1
IT Services	8.2
Communications Equipment	4.0
Broadline Retail	1.4
Entertainment	0.8
Ground Transportation	0.7
Electronic Equipment, Instruments & Components	0.4
Others	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 2.6
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Netherlands - 5.5
Canada - 2.6
Taiwan - 0.7
India - 0.1
United Kingdom - 0.1
France - 0.1
China - 0.1
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.8
Apple Inc	12.1
Microsoft Corp	7.6
Marvell Technology Inc	4.7
NXP Semiconductors NV	4.6
Cisco Systems Inc	4.0
ON Semiconductor Corp	3.5
Micron Technology Inc	3.1
Shopify Inc Class A (United States)	2.5
Snowflake Inc	2.4
69.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914155.101    7361-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Technology Portfolio VIP Technology Portfolio Investor Class

This annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.64%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year, led by an overweight in semiconductors. Picks in technology hardware, storage & peripherals also boosted the fund's relative performance. Also contributing to our result was an underweight in application software.
•The top individual relative contributor was an overweight in Micron Technology (+241%). The stock was one of our biggest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+284%). An overweight in NVIDIA (+39%) also helped. The company was the fund's largest holding.
•In contrast, the primary detractor from performance versus the industry index was security selection in semiconductors. Picks and an underweight in semiconductor materials & equipment also hampered the fund's result. Also detracting from our result was an underweight in electronic components.
•The biggest individual relative detractor was an overweight in Marvell Technology (-22%). The stock was among our largest holdings. A second notable relative detractor was an overweight in ON Semiconductor (-14%). The stock was among the fund's biggest holdings. An underweight in Broadcom (+51%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the internet services & infrastructure industry and a lower allocation to technology hardware, storage & peripherals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	23.28%	16.75%	23.67%
MSCI U.S. IMI Information Technology 25-50 Index	21.90%	17.21%	22.34%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,492,303,076
Number of Holdings	101
Total Advisory Fee	$18,607,521
Portfolio Turnover	52%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	46.6
Software	19.7
Technology Hardware, Storage & Peripherals	15.1
IT Services	8.2
Communications Equipment	4.0
Broadline Retail	1.4
Entertainment	0.8
Ground Transportation	0.7
Electronic Equipment, Instruments & Components	0.4
Others	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 2.6
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Netherlands - 5.5
Canada - 2.6
Taiwan - 0.7
India - 0.1
United Kingdom - 0.1
France - 0.1
China - 0.1
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.8
Apple Inc	12.1
Microsoft Corp	7.6
Marvell Technology Inc	4.7
NXP Semiconductors NV	4.6
Cisco Systems Inc	4.0
ON Semiconductor Corp	3.5
Micron Technology Inc	3.1
Shopify Inc Class A (United States)	2.5
Snowflake Inc	2.4
69.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914154.101    1479-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Technology Portfolio VIP Technology Portfolio Initial Class

This annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 63	0.56%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Information Technology 25/50 Index for the fiscal year, led by an overweight in semiconductors. Picks in technology hardware, storage & peripherals also boosted the fund's relative performance. Also contributing to our result was an underweight in application software.
•The top individual relative contributor was an overweight in Micron Technology (+241%). The stock was one of our biggest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+284%). An overweight in NVIDIA (+39%) also helped. The company was the fund's largest holding.
•In contrast, the primary detractor from performance versus the industry index was security selection in semiconductors. Picks and an underweight in semiconductor materials & equipment also hampered the fund's result. Also detracting from our result was an underweight in electronic components.
•The biggest individual relative detractor was an overweight in Marvell Technology (-22%). The stock was among our largest holdings. A second notable relative detractor was an overweight in ON Semiconductor (-14%). The stock was among the fund's biggest holdings. An underweight in Broadcom (+51%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the internet services & infrastructure industry and a lower allocation to technology hardware, storage & peripherals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	23.36%	16.83%	23.76%
MSCI U.S. IMI Information Technology 25-50 Index	21.90%	17.21%	22.34%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,492,303,076
Number of Holdings	101
Total Advisory Fee	$18,607,521
Portfolio Turnover	52%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	46.6
Software	19.7
Technology Hardware, Storage & Peripherals	15.1
IT Services	8.2
Communications Equipment	4.0
Broadline Retail	1.4
Entertainment	0.8
Ground Transportation	0.7
Electronic Equipment, Instruments & Components	0.4
Others	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 2.6
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Netherlands - 5.5
Canada - 2.6
Taiwan - 0.7
India - 0.1
United Kingdom - 0.1
France - 0.1
China - 0.1
Australia - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.8
Apple Inc	12.1
Microsoft Corp	7.6
Marvell Technology Inc	4.7
NXP Semiconductors NV	4.6
Cisco Systems Inc	4.0
ON Semiconductor Corp	3.5
Micron Technology Inc	3.1
Shopify Inc Class A (United States)	2.5
Snowflake Inc	2.4
69.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914156.101    913-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Real Estate Portfolio VIP Real Estate Portfolio Service Class 2

This annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 86	0.85%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by retail. An underweight in health care also hampered the fund's result. Also detracting from our result was stock picking in office.
•The biggest individual relative detractor was an overweight in American Tower (-1%). The stock was the fund's largest holding. A second notable relative detractor was an underweight in CBRE (+22%). The stock was not held at period end. An underweight in Welltower (+50%) also hurt. The company was among the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the real estate index was stock picking in health care. Stock picks and an overweight in real estate services also boosted relative performance. Also contributing to our result was an underweight in office.
•The top individual relative contributor was an overweight in Jones Lang LaSalle (+54%). This was a stake we established this period. The company was among the fund's largest holdings. The second-largest relative contributor was an overweight in Ventas (+35%). The stock was among the fund's largest holdings. Another notable relative contributor was an underweight in Crown Castle (+3%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the self storage industry and a higher allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	2.90%	3.98%	3.61%
MSCI US IMI Real Estate 25/50 Linked Index	3.31%	4.76%	3.53%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$328,842,134
Number of Holdings	31
Total Advisory Fee	$2,113,696
Portfolio Turnover	35%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	29.4
Retail REITs	14.2
Health Care REITs	13.7
Industrial REITs	13.4
Residential REITs	13.4
Real Estate Management & Development	11.1
Hotel & Resort REITs	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	10.4
Prologis Inc	9.1
Equinix Inc	8.7
Ventas Inc	8.3
Jones Lang LaSalle Inc	7.8
Welltower Inc	5.4
AvalonBay Communities Inc	4.0
Iron Mountain Inc	3.6
Tanger Inc	3.6
Camden Property Trust	3.3
64.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914248.101    1157-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Real Estate Portfolio VIP Real Estate Portfolio Service Class

This annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 71	0.70%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by retail. An underweight in health care also hampered the fund's result. Also detracting from our result was stock picking in office.
•The biggest individual relative detractor was an overweight in American Tower (-1%). The stock was the fund's largest holding. A second notable relative detractor was an underweight in CBRE (+22%). The stock was not held at period end. An underweight in Welltower (+50%) also hurt. The company was among the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the real estate index was stock picking in health care. Stock picks and an overweight in real estate services also boosted relative performance. Also contributing to our result was an underweight in office.
•The top individual relative contributor was an overweight in Jones Lang LaSalle (+54%). This was a stake we established this period. The company was among the fund's largest holdings. The second-largest relative contributor was an overweight in Ventas (+35%). The stock was among the fund's largest holdings. Another notable relative contributor was an underweight in Crown Castle (+3%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the self storage industry and a higher allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	3.04%	4.12%	3.77%
MSCI US IMI Real Estate 25/50 Linked Index	3.31%	4.76%	3.53%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$328,842,134
Number of Holdings	31
Total Advisory Fee	$2,113,696
Portfolio Turnover	35%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	29.4
Retail REITs	14.2
Health Care REITs	13.7
Industrial REITs	13.4
Residential REITs	13.4
Real Estate Management & Development	11.1
Hotel & Resort REITs	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	10.4
Prologis Inc	9.1
Equinix Inc	8.7
Ventas Inc	8.3
Jones Lang LaSalle Inc	7.8
Welltower Inc	5.4
AvalonBay Communities Inc	4.0
Iron Mountain Inc	3.6
Tanger Inc	3.6
Camden Property Trust	3.3
64.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914247.101    1156-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Real Estate Portfolio VIP Real Estate Portfolio Investor Class

This annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 69	0.68%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by retail. An underweight in health care also hampered the fund's result. Also detracting from our result was stock picking in office.
•The biggest individual relative detractor was an overweight in American Tower (-1%). The stock was the fund's largest holding. A second notable relative detractor was an underweight in CBRE (+22%). The stock was not held at period end. An underweight in Welltower (+50%) also hurt. The company was among the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the real estate index was stock picking in health care. Stock picks and an overweight in real estate services also boosted relative performance. Also contributing to our result was an underweight in office.
•The top individual relative contributor was an overweight in Jones Lang LaSalle (+54%). This was a stake we established this period. The company was among the fund's largest holdings. The second-largest relative contributor was an overweight in Ventas (+35%). The stock was among the fund's largest holdings. Another notable relative contributor was an underweight in Crown Castle (+3%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the self storage industry and a higher allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	3.06%	4.15%	3.79%
MSCI US IMI Real Estate 25/50 Linked Index	3.31%	4.76%	3.53%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$328,842,134
Number of Holdings	31
Total Advisory Fee	$2,113,696
Portfolio Turnover	35%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	29.4
Retail REITs	14.2
Health Care REITs	13.7
Industrial REITs	13.4
Residential REITs	13.4
Real Estate Management & Development	11.1
Hotel & Resort REITs	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	10.4
Prologis Inc	9.1
Equinix Inc	8.7
Ventas Inc	8.3
Jones Lang LaSalle Inc	7.8
Welltower Inc	5.4
AvalonBay Communities Inc	4.0
Iron Mountain Inc	3.6
Tanger Inc	3.6
Camden Property Trust	3.3
64.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914249.101    1469-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Real Estate Portfolio VIP Real Estate Portfolio Initial Class

This annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 61	0.60%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by retail. An underweight in health care also hampered the fund's result. Also detracting from our result was stock picking in office.
•The biggest individual relative detractor was an overweight in American Tower (-1%). The stock was the fund's largest holding. A second notable relative detractor was an underweight in CBRE (+22%). The stock was not held at period end. An underweight in Welltower (+50%) also hurt. The company was among the fund's biggest holdings.
•In contrast, the primary contributor to performance versus the real estate index was stock picking in health care. Stock picks and an overweight in real estate services also boosted relative performance. Also contributing to our result was an underweight in office.
•The top individual relative contributor was an overweight in Jones Lang LaSalle (+54%). This was a stake we established this period. The company was among the fund's largest holdings. The second-largest relative contributor was an overweight in Ventas (+35%). The stock was among the fund's largest holdings. Another notable relative contributor was an underweight in Crown Castle (+3%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the self storage industry and a higher allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	3.10%	4.23%	3.87%
MSCI US IMI Real Estate 25/50 Linked Index	3.31%	4.76%	3.53%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$328,842,134
Number of Holdings	31
Total Advisory Fee	$2,113,696
Portfolio Turnover	35%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	29.4
Retail REITs	14.2
Health Care REITs	13.7
Industrial REITs	13.4
Residential REITs	13.4
Real Estate Management & Development	11.1
Hotel & Resort REITs	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	10.4
Prologis Inc	9.1
Equinix Inc	8.7
Ventas Inc	8.3
Jones Lang LaSalle Inc	7.8
Welltower Inc	5.4
AvalonBay Communities Inc	4.0
Iron Mountain Inc	3.6
Tanger Inc	3.6
Camden Property Trust	3.3
64.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914246.101    1155-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Materials Portfolio VIP Materials Portfolio Investor Class

This annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 80	0.76%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially within diversified metals & mining. Picks in gold also hampered the fund's result. Also hurting our result was an overweight in fertilizers & agricultural chemicals.
•The largest individual relative detractor was an underweight in Newmont (+173%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was an overweight in Mosaic (+2%). This was an investment we established this period. The company was among our biggest holdings. Another notable relative detractor was an underweight in Freeport-McMoRan (+35%).
•In contrast, the largest contributor to performance versus the sector index was an overweight in diversified metals & mining. Security selection and an overweight in copper also boosted the fund's relative performance. Also contributing to our result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 107% and was the top individual relative contributor. The company was one of our largest holdings. A second notable relative contributor was our stake in Wheaton Precious Metals (+111%). This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+120%). All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the gold and fertilizers & agricultural chemicals industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	11.24%	6.98%	7.59%
MSCI U.S. IMI Materials 25-50 Index	12.37%	7.67%	10.27%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$65,966,363
Number of Holdings	49
Total Advisory Fee	$403,243
Portfolio Turnover	64%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	49.7
Metals & Mining	30.7
Construction Materials	11.8
Containers & Packaging	6.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.0
Canada - 5.2
Zambia - 4.2
Brazil - 1.2
Chile - 0.4

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	15.0
Ecolab Inc	7.8
Newmont Corp	6.0
CRH PLC	5.4
First Quantum Minerals Ltd	4.2
Corteva Inc	4.1
Mosaic Co/The	3.8
Nucor Corp	3.7
Air Products and Chemicals Inc	3.5
Martin Marietta Materials Inc	3.1
56.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914320.101    1842-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Materials Portfolio VIP Materials Portfolio Initial Class

This annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 72	0.68%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially within diversified metals & mining. Picks in gold also hampered the fund's result. Also hurting our result was an overweight in fertilizers & agricultural chemicals.
•The largest individual relative detractor was an underweight in Newmont (+173%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was an overweight in Mosaic (+2%). This was an investment we established this period. The company was among our biggest holdings. Another notable relative detractor was an underweight in Freeport-McMoRan (+35%).
•In contrast, the largest contributor to performance versus the sector index was an overweight in diversified metals & mining. Security selection and an overweight in copper also boosted the fund's relative performance. Also contributing to our result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 107% and was the top individual relative contributor. The company was one of our largest holdings. A second notable relative contributor was our stake in Wheaton Precious Metals (+111%). This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+120%). All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the gold and fertilizers & agricultural chemicals industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	11.40%	7.08%	7.68%
MSCI U.S. IMI Materials 25-50 Index	12.37%	7.67%	10.27%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$65,966,363
Number of Holdings	49
Total Advisory Fee	$403,243
Portfolio Turnover	64%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	49.7
Metals & Mining	30.7
Construction Materials	11.8
Containers & Packaging	6.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.0
Canada - 5.2
Zambia - 4.2
Brazil - 1.2
Chile - 0.4

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	15.0
Ecolab Inc	7.8
Newmont Corp	6.0
CRH PLC	5.4
First Quantum Minerals Ltd	4.2
Corteva Inc	4.1
Mosaic Co/The	3.8
Nucor Corp	3.7
Air Products and Chemicals Inc	3.5
Martin Marietta Materials Inc	3.1
56.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914319.101    1841-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Industrials Portfolio VIP Industrials Portfolio Investor Class

This annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 76	0.68%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by an overweight in heavy electrical equipment. An underweight in human resource & employment services also boosted relative performance. Also bolstering our relative result were picks and an overweight in aerospace & defense.
•The top individual relative contributor was an overweight in GE Vernova (+99%). The stock was among the fund's largest holdings. A second notable relative contributor was an overweight in Howmet Aerospace (+85%). The company was among the fund's biggest holdings. An overweight in GE Aerospace (+85%) also helped. The stock was the fund's biggest holding.
•In contrast, the biggest detractor from performance versus the sector index was stock picking in electrical components & equipment. Stock selection in trading companies & distributors also hampered the fund's result. Also detracting from our result was an overweight in cargo ground transportation.
•The biggest individual relative detractor was an overweight in Ingersoll Rand (-13%). The company was one of our biggest holdings. The second-largest relative detractor was an underweight in RTX (+61%). This was a position we established this period. Another notable relative detractor was an underweight in Caterpillar (+60%).
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment industry and a lower allocation to electrical components & equipment.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	24.42%	14.70%	12.89%
MSCI U.S. IMI Industrials 25-50 Index	18.63%	13.48%	13.27%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$327,251,153
Number of Holdings	47
Total Advisory Fee	$1,863,015
Portfolio Turnover	45%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	29.9
Machinery	25.4
Electrical Equipment	12.1
Building Products	8.1
Ground Transportation	6.2
Trading Companies & Distributors	4.5
Commercial Services & Supplies	3.9
Construction & Engineering	3.7
Professional Services	2.4
Others	3.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.6
Boeing Co	6.2
GE Vernova Inc	5.9
Howmet Aerospace Inc	5.1
Trane Technologies PLC	4.9
Parker-Hannifin Corp	4.7
Cummins Inc	4.7
Eaton Corp PLC	3.3
Ingersoll Rand Inc	3.2
ITT Inc	2.9
49.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914233.101    1475-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Industrials Portfolio VIP Industrials Portfolio Initial Class

This annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 68	0.60%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by an overweight in heavy electrical equipment. An underweight in human resource & employment services also boosted relative performance. Also bolstering our relative result were picks and an overweight in aerospace & defense.
•The top individual relative contributor was an overweight in GE Vernova (+99%). The stock was among the fund's largest holdings. A second notable relative contributor was an overweight in Howmet Aerospace (+85%). The company was among the fund's biggest holdings. An overweight in GE Aerospace (+85%) also helped. The stock was the fund's biggest holding.
•In contrast, the biggest detractor from performance versus the sector index was stock picking in electrical components & equipment. Stock selection in trading companies & distributors also hampered the fund's result. Also detracting from our result was an overweight in cargo ground transportation.
•The biggest individual relative detractor was an overweight in Ingersoll Rand (-13%). The company was one of our biggest holdings. The second-largest relative detractor was an underweight in RTX (+61%). This was a position we established this period. Another notable relative detractor was an underweight in Caterpillar (+60%).
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment industry and a lower allocation to electrical components & equipment.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	24.52%	14.79%	12.98%
MSCI U.S. IMI Industrials 25-50 Index	18.63%	13.48%	13.27%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$327,251,153
Number of Holdings	47
Total Advisory Fee	$1,863,015
Portfolio Turnover	45%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	29.9
Machinery	25.4
Electrical Equipment	12.1
Building Products	8.1
Ground Transportation	6.2
Trading Companies & Distributors	4.5
Commercial Services & Supplies	3.9
Construction & Engineering	3.7
Professional Services	2.4
Others	3.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.6
Boeing Co	6.2
GE Vernova Inc	5.9
Howmet Aerospace Inc	5.1
Trane Technologies PLC	4.9
Parker-Hannifin Corp	4.7
Cummins Inc	4.7
Eaton Corp PLC	3.3
Ingersoll Rand Inc	3.2
ITT Inc	2.9
49.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914234.101    970-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Health Care Portfolio VIP Health Care Portfolio Service Class 2

This annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 90	0.84%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, especially an underweight in pharmaceuticals. Stock picks in health care equipment also hampered the fund's result. Also detracting from our result were picks and an underweight in managed health care.
•The biggest individual relative detractor was an underweight in Johnson & Johnson (+47%). This was a position we established this period. A second notable relative detractor was our stake in UnitedHealth Group (-34%). This period we decreased our position in UnitedHealth. The stock was one of the fund's biggest holdings this period. An underweight in Eli Lilly (+40%) also hurt. The company was the fund's largest holding at period end.
•In contrast, the biggest contributors to performance versus the sector index were stock selection and an overweight in biotechnology. Stock picks in pharmaceuticals also boosted the fund's relative performance. Also contributing to our result were stock selection and an overweight in health care services.
•The top individual relative contributor was our stake in Exact Sciences (+79%). The stock was not held at period end. The second-largest relative contributor was an overweight in Cogent Biosciences (+358%). Another notable relative contributor was an overweight in Alnylam Pharmaceuticals (+69%). The company was one of the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the managed health care industry and a higher allocation to pharmaceuticals.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class 2	14.10%	3.92%	8.37%
MSCI U.S. IMI Health Care 25-50 Index	15.54%	6.79%	9.77%
S&P 500® Index	17.88%	14.42%	15.49%
A   From April 11, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,100,584,137
Number of Holdings	131
Total Advisory Fee	$6,410,425
Portfolio Turnover	65%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	35.4
Health Care Equipment & Supplies	20.0
Pharmaceuticals	19.4
Life Sciences Tools & Services	11.9
Health Care Providers & Services	9.1
Health Care Technology	3.5
Chemicals	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 1.4
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Netherlands - 4.1
Belgium - 2.7
Denmark - 2.4
Canada - 0.9
Germany - 0.7
France - 0.6
United Kingdom - 0.3
Japan - 0.3
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Eli Lilly & Co	6.8
Danaher Corp	6.4
Boston Scientific Corp	5.9
Penumbra Inc	4.0
Argenx SE ADR	3.1
AbbVie Inc	3.1
UCB SA	2.7
CVS Health Corp	2.7
Alnylam Pharmaceuticals Inc	2.6
Masimo Corp	2.5
39.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914160.101    1021-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Health Care Portfolio VIP Health Care Portfolio Investor Class

This annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 72	0.67%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, especially an underweight in pharmaceuticals. Stock picks in health care equipment also hampered the fund's result. Also detracting from our result were picks and an underweight in managed health care.
•The biggest individual relative detractor was an underweight in Johnson & Johnson (+47%). This was a position we established this period. A second notable relative detractor was our stake in UnitedHealth Group (-34%). This period we decreased our position in UnitedHealth. The stock was one of the fund's biggest holdings this period. An underweight in Eli Lilly (+40%) also hurt. The company was the fund's largest holding at period end.
•In contrast, the biggest contributors to performance versus the sector index were stock selection and an overweight in biotechnology. Stock picks in pharmaceuticals also boosted the fund's relative performance. Also contributing to our result were stock selection and an overweight in health care services.
•The top individual relative contributor was our stake in Exact Sciences (+79%). The stock was not held at period end. The second-largest relative contributor was an overweight in Cogent Biosciences (+358%). Another notable relative contributor was an overweight in Alnylam Pharmaceuticals (+69%). The company was one of the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the managed health care industry and a higher allocation to pharmaceuticals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	14.27%	4.10%	8.66%
MSCI U.S. IMI Health Care 25-50 Index	15.54%	6.79%	9.72%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,100,584,137
Number of Holdings	131
Total Advisory Fee	$6,410,425
Portfolio Turnover	65%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	35.4
Health Care Equipment & Supplies	20.0
Pharmaceuticals	19.4
Life Sciences Tools & Services	11.9
Health Care Providers & Services	9.1
Health Care Technology	3.5
Chemicals	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 1.4
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Netherlands - 4.1
Belgium - 2.7
Denmark - 2.4
Canada - 0.9
Germany - 0.7
France - 0.6
United Kingdom - 0.3
Japan - 0.3
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Eli Lilly & Co	6.8
Danaher Corp	6.4
Boston Scientific Corp	5.9
Penumbra Inc	4.0
Argenx SE ADR	3.1
AbbVie Inc	3.1
UCB SA	2.7
CVS Health Corp	2.7
Alnylam Pharmaceuticals Inc	2.6
Masimo Corp	2.5
39.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914161.101    1477-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Health Care Portfolio VIP Health Care Portfolio Initial Class

This annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 64	0.59%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, especially an underweight in pharmaceuticals. Stock picks in health care equipment also hampered the fund's result. Also detracting from our result were picks and an underweight in managed health care.
•The biggest individual relative detractor was an underweight in Johnson & Johnson (+47%). This was a position we established this period. A second notable relative detractor was our stake in UnitedHealth Group (-34%). This period we decreased our position in UnitedHealth. The stock was one of the fund's biggest holdings this period. An underweight in Eli Lilly (+40%) also hurt. The company was the fund's largest holding at period end.
•In contrast, the biggest contributors to performance versus the sector index were stock selection and an overweight in biotechnology. Stock picks in pharmaceuticals also boosted the fund's relative performance. Also contributing to our result were stock selection and an overweight in health care services.
•The top individual relative contributor was our stake in Exact Sciences (+79%). The stock was not held at period end. The second-largest relative contributor was an overweight in Cogent Biosciences (+358%). Another notable relative contributor was an overweight in Alnylam Pharmaceuticals (+69%). The company was one of the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the managed health care industry and a higher allocation to pharmaceuticals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	14.39%	4.18%	8.75%
MSCI U.S. IMI Health Care 25-50 Index	15.54%	6.79%	9.72%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,100,584,137
Number of Holdings	131
Total Advisory Fee	$6,410,425
Portfolio Turnover	65%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	35.4
Health Care Equipment & Supplies	20.0
Pharmaceuticals	19.4
Life Sciences Tools & Services	11.9
Health Care Providers & Services	9.1
Health Care Technology	3.5
Chemicals	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 1.4
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Netherlands - 4.1
Belgium - 2.7
Denmark - 2.4
Canada - 0.9
Germany - 0.7
France - 0.6
United Kingdom - 0.3
Japan - 0.3
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
Eli Lilly & Co	6.8
Danaher Corp	6.4
Boston Scientific Corp	5.9
Penumbra Inc	4.0
Argenx SE ADR	3.1
AbbVie Inc	3.1
UCB SA	2.7
CVS Health Corp	2.7
Alnylam Pharmaceuticals Inc	2.6
Masimo Corp	2.5
39.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914162.101    942-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Financials Portfolio VIP Financials Portfolio Service Class 2

This annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 91	0.85%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the year, led by asset management & custody banks. Stock picking among regional banks also boosted the fund's relative result. Investment choices and an underweight in the property & casualty insurance industry helped as well.
•The top individual relative contributor was an overweight in Wells Fargo (+36%), one of our largest holdings. Outsized exposure to Citigroup (+70%) also helped. The company was among our biggest positions this period. Another notable relative contributor was an overweight in FirstCash Holdings (+56%).
•In contrast, the primary detractor from performance versus the sector index was security selection in the investment banking & brokerage group. An overweight in diversified financial services also hampered the fund's result, as did stock picks among research & consulting services firms.
•Not owning Goldman Sachs, an index component that gained about 57%, was the largest individual relative detractor. Avoiding JPMorgan Chase, an index component that gained approximately 37%, hurt as well. An overweight in Reinsurance Group of America (-3%) was another negative. The stock was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to the financial exchanges & data industry and a lower allocation to consumer finance stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class 2	14.89%	26.39%
MSCI U.S. IMI Financials 5% Capped Linked Index	14.94%	25.08%
S&P 500® Index	17.88%	22.04%
A   From August 16, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$320,552,222
Number of Holdings	66
Total Advisory Fee	$2,036,940
Portfolio Turnover	46%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	35.9
Capital Markets	24.5
Insurance	17.6
Financial Services	16.2
Consumer Finance	4.3
Professional Services	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.7
United Kingdom - 2.0
France - 1.2
Puerto Rico - 1.0
Grand Cayman (UK Overseas Ter) - 0.9
Australia - 0.8
Mexico - 0.4

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	9.5
Wells Fargo & Co	7.5
Bank of America Corp	6.5
Reinsurance Group of America Inc	3.8
Citigroup Inc	3.7
State Street Corp	3.3
Charles Schwab Corp/The	3.2
Morgan Stanley	2.7
Apollo Global Management Inc	2.6
Chubb Ltd	2.6
45.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914231.101    7360-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Financials Portfolio VIP Financials Portfolio Investor Class

This annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 74	0.68%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the year, led by asset management & custody banks. Stock picking among regional banks also boosted the fund's relative result. Investment choices and an underweight in the property & casualty insurance industry helped as well.
•The top individual relative contributor was an overweight in Wells Fargo (+36%), one of our largest holdings. Outsized exposure to Citigroup (+70%) also helped. The company was among our biggest positions this period. Another notable relative contributor was an overweight in FirstCash Holdings (+56%).
•In contrast, the primary detractor from performance versus the sector index was security selection in the investment banking & brokerage group. An overweight in diversified financial services also hampered the fund's result, as did stock picks among research & consulting services firms.
•Not owning Goldman Sachs, an index component that gained about 57%, was the largest individual relative detractor. Avoiding JPMorgan Chase, an index component that gained approximately 37%, hurt as well. An overweight in Reinsurance Group of America (-3%) was another negative. The stock was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to the financial exchanges & data industry and a lower allocation to consumer finance stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	15.08%	16.38%	13.31%
MSCI U.S. IMI Financials 5% Capped Linked Index	14.94%	15.47%	13.01%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$320,552,222
Number of Holdings	66
Total Advisory Fee	$2,036,940
Portfolio Turnover	46%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	35.9
Capital Markets	24.5
Insurance	17.6
Financial Services	16.2
Consumer Finance	4.3
Professional Services	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.7
United Kingdom - 2.0
France - 1.2
Puerto Rico - 1.0
Grand Cayman (UK Overseas Ter) - 0.9
Australia - 0.8
Mexico - 0.4

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	9.5
Wells Fargo & Co	7.5
Bank of America Corp	6.5
Reinsurance Group of America Inc	3.8
Citigroup Inc	3.7
State Street Corp	3.3
Charles Schwab Corp/The	3.2
Morgan Stanley	2.7
Apollo Global Management Inc	2.6
Chubb Ltd	2.6
45.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914230.101    1476-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Financials Portfolio VIP Financials Portfolio Initial Class

This annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 65	0.60%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the year, led by asset management & custody banks. Stock picking among regional banks also boosted the fund's relative result. Investment choices and an underweight in the property & casualty insurance industry helped as well.
•The top individual relative contributor was an overweight in Wells Fargo (+36%), one of our largest holdings. Outsized exposure to Citigroup (+70%) also helped. The company was among our biggest positions this period. Another notable relative contributor was an overweight in FirstCash Holdings (+56%).
•In contrast, the primary detractor from performance versus the sector index was security selection in the investment banking & brokerage group. An overweight in diversified financial services also hampered the fund's result, as did stock picks among research & consulting services firms.
•Not owning Goldman Sachs, an index component that gained about 57%, was the largest individual relative detractor. Avoiding JPMorgan Chase, an index component that gained approximately 37%, hurt as well. An overweight in Reinsurance Group of America (-3%) was another negative. The stock was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to the financial exchanges & data industry and a lower allocation to consumer finance stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	15.18%	16.45%	13.40%
MSCI U.S. IMI Financials 5% Capped Linked Index	14.94%	15.47%	13.01%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$320,552,222
Number of Holdings	66
Total Advisory Fee	$2,036,940
Portfolio Turnover	46%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	35.9
Capital Markets	24.5
Insurance	17.6
Financial Services	16.2
Consumer Finance	4.3
Professional Services	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.7
United Kingdom - 2.0
France - 1.2
Puerto Rico - 1.0
Grand Cayman (UK Overseas Ter) - 0.9
Australia - 0.8
Mexico - 0.4

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	9.5
Wells Fargo & Co	7.5
Bank of America Corp	6.5
Reinsurance Group of America Inc	3.8
Citigroup Inc	3.7
State Street Corp	3.3
Charles Schwab Corp/The	3.2
Morgan Stanley	2.7
Apollo Global Management Inc	2.6
Chubb Ltd	2.6
45.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914232.101    947-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Energy Portfolio VIP Energy Portfolio Service Class 2

This annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 89	0.85%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Stock picking in independent power producers & energy traders, and out-of-index group, also boosted the fund's relative performance. Also bolstering our relative result was positioning in the oil & gas exploration & production segment.
•The fund's non-index stake in National Energy Services Reunited gained 75% and was the top individual relative contributor. Not owning ONEOK, an index component that returned -23%, was the second-largest relative contributor. An overweight in TechnipFMC (+55%) also contributed. The stock was among the fund's biggest holdings at period end, though we reduced our stake.
•In contrast, the biggest detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The largest individual relative detractor was our non-index stake in Energy Transfer (-9%). The company was one of the fund's largest holdings. The second-largest relative detractor was an underweight in Williams (+15%). This was a stake we established this period. An overweight in Occidental Petroleum (-15%) also hurt.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services and oil & gas refining & marketing industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	10.34%	23.86%	7.69%
MSCI U.S. IMI Energy 25-50 Index	7.34%	23.92%	8.07%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$452,600,247
Number of Holdings	35
Total Advisory Fee	$2,772,316
Portfolio Turnover	13%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	82.9
Energy Equipment & Services	14.2
Independent Power and Renewable Electricity Producers	2.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.3
Canada - 9.5
United Kingdom - 3.8
Norway - 0.3
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	25.0
Chevron Corp	9.2
Cenovus Energy Inc	4.7
Marathon Petroleum Corp	4.6
Canadian Natural Resources Ltd	4.5
Energy Transfer LP	4.3
Valero Energy Corp	4.2
Cheniere Energy Inc	3.9
SLB Ltd	3.7
TechnipFMC PLC	3.7
67.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914157.101    1438-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Energy Portfolio VIP Energy Portfolio Investor Class

This annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.68%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Stock picking in independent power producers & energy traders, and out-of-index group, also boosted the fund's relative performance. Also bolstering our relative result was positioning in the oil & gas exploration & production segment.
•The fund's non-index stake in National Energy Services Reunited gained 75% and was the top individual relative contributor. Not owning ONEOK, an index component that returned -23%, was the second-largest relative contributor. An overweight in TechnipFMC (+55%) also contributed. The stock was among the fund's biggest holdings at period end, though we reduced our stake.
•In contrast, the biggest detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The largest individual relative detractor was our non-index stake in Energy Transfer (-9%). The company was one of the fund's largest holdings. The second-largest relative detractor was an underweight in Williams (+15%). This was a stake we established this period. An overweight in Occidental Petroleum (-15%) also hurt.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services and oil & gas refining & marketing industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	10.49%	24.08%	7.87%
MSCI U.S. IMI Energy 25-50 Index	7.34%	23.92%	8.07%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$452,600,247
Number of Holdings	35
Total Advisory Fee	$2,772,316
Portfolio Turnover	13%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	82.9
Energy Equipment & Services	14.2
Independent Power and Renewable Electricity Producers	2.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.3
Canada - 9.5
United Kingdom - 3.8
Norway - 0.3
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	25.0
Chevron Corp	9.2
Cenovus Energy Inc	4.7
Marathon Petroleum Corp	4.6
Canadian Natural Resources Ltd	4.5
Energy Transfer LP	4.3
Valero Energy Corp	4.2
Cheniere Energy Inc	3.9
SLB Ltd	3.7
TechnipFMC PLC	3.7
67.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914158.101    1478-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Energy Portfolio VIP Energy Portfolio Initial Class

This annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 63	0.60%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, led by oil & gas equipment & services. Stock picking in independent power producers & energy traders, and out-of-index group, also boosted the fund's relative performance. Also bolstering our relative result was positioning in the oil & gas exploration & production segment.
•The fund's non-index stake in National Energy Services Reunited gained 75% and was the top individual relative contributor. Not owning ONEOK, an index component that returned -23%, was the second-largest relative contributor. An overweight in TechnipFMC (+55%) also contributed. The stock was among the fund's biggest holdings at period end, though we reduced our stake.
•In contrast, the biggest detractor from performance versus the sector index was security selection in oil & gas storage & transportation. Also hurting our result were underweights in oil & gas drilling and coal & consumable fuels.
•The largest individual relative detractor was our non-index stake in Energy Transfer (-9%). The company was one of the fund's largest holdings. The second-largest relative detractor was an underweight in Williams (+15%). This was a stake we established this period. An overweight in Occidental Petroleum (-15%) also hurt.
•Notable changes in positioning include increased exposure to the oil & gas equipment & services and oil & gas refining & marketing industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	10.59%	24.18%	7.96%
MSCI U.S. IMI Energy 25-50 Index	7.34%	23.92%	8.07%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$452,600,247
Number of Holdings	35
Total Advisory Fee	$2,772,316
Portfolio Turnover	13%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	82.9
Energy Equipment & Services	14.2
Independent Power and Renewable Electricity Producers	2.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.3
Canada - 9.5
United Kingdom - 3.8
Norway - 0.3
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	25.0
Chevron Corp	9.2
Cenovus Energy Inc	4.7
Marathon Petroleum Corp	4.6
Canadian Natural Resources Ltd	4.5
Energy Transfer LP	4.3
Valero Energy Corp	4.2
Cheniere Energy Inc	3.9
SLB Ltd	3.7
TechnipFMC PLC	3.7
67.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914159.101    930-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Consumer Staples Portfolio VIP Consumer Staples Portfolio Service Class 2

This annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 85	0.86%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock picking in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The biggest individual relative detractor was an overweight in Energizer Holdings (-40%). The company was one of the fund's largest holdings. The second-largest relative detractor was an overweight in Constellation Brands (-36%). The company was one of our largest holdings this period. Another notable relative detractor was an overweight in Boston Beer (-35%).
•In contrast, the biggest contributor to performance versus the sector index was stock picking in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted the fund's relative performance. Also helping our relative result were picks in tobacco.
•The fund's non-index stake in British American Tobacco gained about 65% and was the top individual relative contributor. A second notable relative contributor was an overweight in Bunge Global (+18%). Another notable relative contributor was an overweight in Estee Lauder (+41%). This period we decreased our position in Estee Lauder. The stock was among our biggest holdings this period.
•Notable changes in positioning include increased exposure to the food retail and tobacco industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class 2	-3.23%	0.21%
MSCI U.S. IMI Consumer Staples 25-50 Index	2.15%	6.49%
S&P 500® Index	17.88%	22.04%
A   From August 16, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$205,170,784
Number of Holdings	42
Total Advisory Fee	$1,423,766
Portfolio Turnover	55%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	33.4
Consumer Staples Distribution & Retail	27.2
Household Products	15.4
Food Products	11.5
Personal Care Products	6.4
Tobacco	5.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.3
United Kingdom - 4.7

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.3
Procter & Gamble Co/The	10.9
Costco Wholesale Corp	8.4
Keurig Dr Pepper Inc	8.3
Walmart Inc	7.7
Kenvue Inc	4.5
Mondelez International Inc	4.1
Target Corp	3.9
Energizer Holdings Inc	3.4
Philip Morris International Inc	2.7
68.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914318.101    7359-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Consumer Staples Portfolio VIP Consumer Staples Portfolio Investor Class

This annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 68	0.69%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock picking in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The biggest individual relative detractor was an overweight in Energizer Holdings (-40%). The company was one of the fund's largest holdings. The second-largest relative detractor was an overweight in Constellation Brands (-36%). The company was one of our largest holdings this period. Another notable relative detractor was an overweight in Boston Beer (-35%).
•In contrast, the biggest contributor to performance versus the sector index was stock picking in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted the fund's relative performance. Also helping our relative result were picks in tobacco.
•The fund's non-index stake in British American Tobacco gained about 65% and was the top individual relative contributor. A second notable relative contributor was an overweight in Bunge Global (+18%). Another notable relative contributor was an overweight in Estee Lauder (+41%). This period we decreased our position in Estee Lauder. The stock was among our biggest holdings this period.
•Notable changes in positioning include increased exposure to the food retail and tobacco industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	-3.04%	3.62%	5.79%
MSCI U.S. IMI Consumer Staples 25-50 Index	2.15%	6.53%	7.77%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$205,170,784
Number of Holdings	42
Total Advisory Fee	$1,423,766
Portfolio Turnover	55%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	33.4
Consumer Staples Distribution & Retail	27.2
Household Products	15.4
Food Products	11.5
Personal Care Products	6.4
Tobacco	5.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.3
United Kingdom - 4.7

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.3
Procter & Gamble Co/The	10.9
Costco Wholesale Corp	8.4
Keurig Dr Pepper Inc	8.3
Walmart Inc	7.7
Kenvue Inc	4.5
Mondelez International Inc	4.1
Target Corp	3.9
Energizer Holdings Inc	3.4
Philip Morris International Inc	2.7
68.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914317.101    1840-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Consumer Staples Portfolio VIP Consumer Staples Portfolio Initial Class

This annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 61	0.61%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an overweight in distillers & vintners. Stock picking in soft drinks & non-alcoholic beverages also hampered the fund's result. Also detracting from our result was an underweight in tobacco.
•The biggest individual relative detractor was an overweight in Energizer Holdings (-40%). The company was one of the fund's largest holdings. The second-largest relative detractor was an overweight in Constellation Brands (-36%). The company was one of our largest holdings this period. Another notable relative detractor was an overweight in Boston Beer (-35%).
•In contrast, the biggest contributor to performance versus the sector index was stock picking in personal care products. An overweight in soft drinks & non-alcoholic beverages also boosted the fund's relative performance. Also helping our relative result were picks in tobacco.
•The fund's non-index stake in British American Tobacco gained about 65% and was the top individual relative contributor. A second notable relative contributor was an overweight in Bunge Global (+18%). Another notable relative contributor was an overweight in Estee Lauder (+41%). This period we decreased our position in Estee Lauder. The stock was among our biggest holdings this period.
•Notable changes in positioning include increased exposure to the food retail and tobacco industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	-2.98%	3.70%	5.87%
MSCI U.S. IMI Consumer Staples 25-50 Index	2.15%	6.53%	7.77%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$205,170,784
Number of Holdings	42
Total Advisory Fee	$1,423,766
Portfolio Turnover	55%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	33.4
Consumer Staples Distribution & Retail	27.2
Household Products	15.4
Food Products	11.5
Personal Care Products	6.4
Tobacco	5.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.3
United Kingdom - 4.7

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.3
Procter & Gamble Co/The	10.9
Costco Wholesale Corp	8.4
Keurig Dr Pepper Inc	8.3
Walmart Inc	7.7
Kenvue Inc	4.5
Mondelez International Inc	4.1
Target Corp	3.9
Energizer Holdings Inc	3.4
Philip Morris International Inc	2.7
68.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914316.101    1839-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Consumer Discretionary Portfolio VIP Consumer Discretionary Portfolio Service Class 2

This annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 89	0.86%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and industry positioning contributed to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the year, led by choices in apparel, accessories & luxury goods. Stock picks and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Somnigroup International (+60%). The company was among our largest holdings. A second notable relative contributor was our non-index stake in Aritzia (+128%). An overweight in Tapestry (+98%) also contributed.
•In contrast, the primary detractor from performance versus the sector index was stock selection in broadline retail. Also hurting our result were stock picks and overweights in home improvement retail and footwear.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-39%). The second-largest relative detractor was an overweight in Deckers Outdoor (-49%). Not owning Carvana, an index component that gained about 108%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the apparel retail industry and a lower allocation to other specialty retail.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class 2	6.54%	17.25%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	5.74%	16.58%
S&P 500® Index	17.88%	22.04%
A   From August 16, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$233,239,971
Number of Holdings	58
Total Advisory Fee	$1,522,726
Portfolio Turnover	19%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	25.1
Specialty Retail	23.8
Automobiles	19.1
Hotels, Restaurants & Leisure	17.0
Household Durables	5.5
Textiles, Apparel & Luxury Goods	5.2
Automobile Components	2.4
Consumer Staples Distribution & Retail	1.4
Construction Materials	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.9
Canada - 2.2
Brazil - 0.9
United Kingdom - 0.5
France - 0.3
Switzerland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	23.2
Tesla Inc	17.0
Home Depot Inc/The	4.1
Lowe's Cos Inc	4.1
TJX Cos Inc/The	3.2
McDonald's Corp	3.2
Hilton Worldwide Holdings Inc	2.6
Somnigroup International Inc	2.3
Booking Holdings Inc	2.3
General Motors Co	2.1
64.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914236.101    7358-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Consumer Discretionary Portfolio VIP Consumer Discretionary Portfolio Investor Class

This annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.69%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and industry positioning contributed to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the year, led by choices in apparel, accessories & luxury goods. Stock picks and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Somnigroup International (+60%). The company was among our largest holdings. A second notable relative contributor was our non-index stake in Aritzia (+128%). An overweight in Tapestry (+98%) also contributed.
•In contrast, the primary detractor from performance versus the sector index was stock selection in broadline retail. Also hurting our result were stock picks and overweights in home improvement retail and footwear.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-39%). The second-largest relative detractor was an overweight in Deckers Outdoor (-49%). Not owning Carvana, an index component that gained about 108%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the apparel retail industry and a lower allocation to other specialty retail.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	6.73%	8.02%	12.42%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	5.74%	8.44%	13.97%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$233,239,971
Number of Holdings	58
Total Advisory Fee	$1,522,726
Portfolio Turnover	19%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	25.1
Specialty Retail	23.8
Automobiles	19.1
Hotels, Restaurants & Leisure	17.0
Household Durables	5.5
Textiles, Apparel & Luxury Goods	5.2
Automobile Components	2.4
Consumer Staples Distribution & Retail	1.4
Construction Materials	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.9
Canada - 2.2
Brazil - 0.9
United Kingdom - 0.5
France - 0.3
Switzerland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	23.2
Tesla Inc	17.0
Home Depot Inc/The	4.1
Lowe's Cos Inc	4.1
TJX Cos Inc/The	3.2
McDonald's Corp	3.2
Hilton Worldwide Holdings Inc	2.6
Somnigroup International Inc	2.3
Booking Holdings Inc	2.3
General Motors Co	2.1
64.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914235.101    1474-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Consumer Discretionary Portfolio VIP Consumer Discretionary Portfolio Initial Class

This annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 63	0.61%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection and industry positioning contributed to the fund's performance versus the MSCI US IMI Consumer Discretionary 25/50 Index for the year, led by choices in apparel, accessories & luxury goods. Stock picks and overweights in home furnishings and apparel retail also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Somnigroup International (+60%). The company was among our largest holdings. A second notable relative contributor was our non-index stake in Aritzia (+128%). An overweight in Tapestry (+98%) also contributed.
•In contrast, the primary detractor from performance versus the sector index was stock selection in broadline retail. Also hurting our result were stock picks and overweights in home improvement retail and footwear.
•The largest individual relative detractor was an overweight in Floor & Decor Holdings (-39%). The second-largest relative detractor was an overweight in Deckers Outdoor (-49%). Not owning Carvana, an index component that gained about 108%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the apparel retail industry and a lower allocation to other specialty retail.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	6.80%	8.10%	12.51%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	5.74%	8.44%	13.97%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$233,239,971
Number of Holdings	58
Total Advisory Fee	$1,522,726
Portfolio Turnover	19%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	25.1
Specialty Retail	23.8
Automobiles	19.1
Hotels, Restaurants & Leisure	17.0
Household Durables	5.5
Textiles, Apparel & Luxury Goods	5.2
Automobile Components	2.4
Consumer Staples Distribution & Retail	1.4
Construction Materials	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.9
Canada - 2.2
Brazil - 0.9
United Kingdom - 0.5
France - 0.3
Switzerland - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	23.2
Tesla Inc	17.0
Home Depot Inc/The	4.1
Lowe's Cos Inc	4.1
TJX Cos Inc/The	3.2
McDonald's Corp	3.2
Hilton Worldwide Holdings Inc	2.6
Somnigroup International Inc	2.3
Booking Holdings Inc	2.3
General Motors Co	2.1
64.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914237.101    991-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Communication Services Portfolio VIP Communication Services Portfolio Investor Class

This annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 80	0.68%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 Index for the fiscal year, led by movies & entertainment. Underweights in integrated telecommunication services and cable & satellite also boosted the fund's relative performance.
•The top individual relative contributor was our underweight stake in T-Mobile US (-14%). This was an investment we established this period. The company was one of our biggest holdings at period end. The second-largest relative contributor was an underweight in Comcast (-17%). The stock was not held at period end. Our lighter-than-index stake in AT&T (+8%) also contributed. The stock was among our biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was an overweight in movies & entertainment. Also hurting our result were stock picks in broadline retail and integrated telecommunication services.
•The largest individual relative detractor was our non-index stake in Amazon.com (+6%). The company was one of the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-4%). This was an investment we established this period. The company was one of our largest holdings at period end. Another notable relative detractor was our underweight stake in Alphabet (+66%). The stock was the fund's biggest holding at period end.
•Notable changes in positioning include increased exposure to the technology hardware, storage & peripherals industry and a lower allocation to movies & entertainment.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	34.29%	15.11%	15.71%
MSCI U.S. IMI Communication Services 25-50 Index	26.18%	11.08%	11.83%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$414,848,896
Number of Holdings	46
Total Advisory Fee	$2,007,598
Portfolio Turnover	140%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	53.4
Entertainment	18.5
Diversified Telecommunication Services	6.4
Technology Hardware, Storage & Peripherals	4.9
Media	4.0
Semiconductors & Semiconductor Equipment	3.8
Wireless Telecommunication Services	3.4
Broadline Retail	3.1
Specialty Retail	0.6
Others	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.7
Korea (South) - 1.8
Taiwan - 1.7
China - 0.8

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	25.0
Meta Platforms Inc Class A	24.6
AT&T Inc	4.7
T-Mobile US Inc	3.4
Amazon.com Inc	3.1
Warner Bros Discovery Inc	3.0
Take-Two Interactive Software Inc	3.0
Walt Disney Co/The	2.8
Apple Inc	2.5
ROBLOX Corp Class A	1.8
73.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914322.101    1844-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Communication Services Portfolio VIP Communication Services Portfolio Initial Class

This annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 71	0.60%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 Index for the fiscal year, led by movies & entertainment. Underweights in integrated telecommunication services and cable & satellite also boosted the fund's relative performance.
•The top individual relative contributor was our underweight stake in T-Mobile US (-14%). This was an investment we established this period. The company was one of our biggest holdings at period end. The second-largest relative contributor was an underweight in Comcast (-17%). The stock was not held at period end. Our lighter-than-index stake in AT&T (+8%) also contributed. The stock was among our biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was an overweight in movies & entertainment. Also hurting our result were stock picks in broadline retail and integrated telecommunication services.
•The largest individual relative detractor was our non-index stake in Amazon.com (+6%). The company was one of the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-4%). This was an investment we established this period. The company was one of our largest holdings at period end. Another notable relative detractor was our underweight stake in Alphabet (+66%). The stock was the fund's biggest holding at period end.
•Notable changes in positioning include increased exposure to the technology hardware, storage & peripherals industry and a lower allocation to movies & entertainment.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	34.39%	15.19%	15.81%
MSCI U.S. IMI Communication Services 25-50 Index	26.18%	11.08%	11.83%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$414,848,896
Number of Holdings	46
Total Advisory Fee	$2,007,598
Portfolio Turnover	140%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	53.4
Entertainment	18.5
Diversified Telecommunication Services	6.4
Technology Hardware, Storage & Peripherals	4.9
Media	4.0
Semiconductors & Semiconductor Equipment	3.8
Wireless Telecommunication Services	3.4
Broadline Retail	3.1
Specialty Retail	0.6
Others	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.7
Korea (South) - 1.8
Taiwan - 1.7
China - 0.8

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	25.0
Meta Platforms Inc Class A	24.6
AT&T Inc	4.7
T-Mobile US Inc	3.4
Amazon.com Inc	3.1
Warner Bros Discovery Inc	3.0
Take-Two Interactive Software Inc	3.0
Walt Disney Co/The	2.8
Apple Inc	2.5
ROBLOX Corp Class A	1.8
73.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914321.101    1843-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Communication Services Portfolio VIP Communications Services Portfolio Service Class 2

This annual shareholder report contains information about VIP Communication Services Portfolio for the period April 25, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 71	0.85%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 Index for the fiscal year, led by movies & entertainment. Underweights in integrated telecommunication services and cable & satellite also boosted the fund's relative performance.
•The top individual relative contributor was our underweight stake in T-Mobile US (-14%). This was an investment we established this period. The company was one of our biggest holdings at period end. The second-largest relative contributor was an underweight in Comcast (-17%). The stock was not held at period end. Our lighter-than-index stake in AT&T (+8%) also contributed. The stock was among our biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was an overweight in movies & entertainment. Also hurting our result were stock picks in broadline retail and integrated telecommunication services.
•The largest individual relative detractor was our non-index stake in Amazon.com (+6%). The company was one of the fund's largest holdings. A second notable relative detractor was our non-index stake in Apple (-4%). This was an investment we established this period. The company was one of our largest holdings at period end. Another notable relative detractor was our underweight stake in Alphabet (+66%). The stock was the fund's biggest holding at period end.
•Notable changes in positioning include increased exposure to the technology hardware, storage & peripherals industry and a lower allocation to movies & entertainment.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 25, 2025 through December 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$414,848,896
Number of Holdings	46
Total Advisory Fee	$2,007,598
Portfolio Turnover	140%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	53.4
Entertainment	18.5
Diversified Telecommunication Services	6.4
Technology Hardware, Storage & Peripherals	4.9
Media	4.0
Semiconductors & Semiconductor Equipment	3.8
Wireless Telecommunication Services	3.4
Broadline Retail	3.1
Specialty Retail	0.6
Others	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.7
Korea (South) - 1.8
Taiwan - 1.7
China - 0.8

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	25.0
Meta Platforms Inc Class A	24.6
AT&T Inc	4.7
T-Mobile US Inc	3.4
Amazon.com Inc	3.1
Warner Bros Discovery Inc	3.0
Take-Two Interactive Software Inc	3.0
Walt Disney Co/The	2.8
Apple Inc	2.5
ROBLOX Corp Class A	1.8
73.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919224.100    9071-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Industrials Portfolio VIP Industrials Portfolio Service Class 2

This annual shareholder report contains information about VIP Industrials Portfolio for the period April 25, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 66	0.85%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by an overweight in heavy electrical equipment. An underweight in human resource & employment services also boosted relative performance. Also bolstering our relative result were picks and an overweight in aerospace & defense.
•The top individual relative contributor was an overweight in GE Vernova (+99%). The stock was among the fund's largest holdings. A second notable relative contributor was an overweight in Howmet Aerospace (+85%). The company was among the fund's biggest holdings. An overweight in GE Aerospace (+85%) also helped. The stock was the fund's biggest holding.
•In contrast, the biggest detractor from performance versus the sector index was stock picking in electrical components & equipment. Stock selection in trading companies & distributors also hampered the fund's result. Also detracting from our result was an overweight in cargo ground transportation.
•The biggest individual relative detractor was an overweight in Ingersoll Rand (-13%). The company was one of our biggest holdings. The second-largest relative detractor was an underweight in RTX (+61%). This was a position we established this period. Another notable relative detractor was an underweight in Caterpillar (+60%).
•Notable changes in positioning include increased exposure to the construction machinery & heavy transportation equipment industry and a lower allocation to electrical components & equipment.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 25, 2025 through December 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$327,251,153
Number of Holdings	47
Total Advisory Fee	$1,863,015
Portfolio Turnover	45%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	29.9
Machinery	25.4
Electrical Equipment	12.1
Building Products	8.1
Ground Transportation	6.2
Trading Companies & Distributors	4.5
Commercial Services & Supplies	3.9
Construction & Engineering	3.7
Professional Services	2.4
Others	3.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.6
Boeing Co	6.2
GE Vernova Inc	5.9
Howmet Aerospace Inc	5.1
Trane Technologies PLC	4.9
Parker-Hannifin Corp	4.7
Cummins Inc	4.7
Eaton Corp PLC	3.3
Ingersoll Rand Inc	3.2
ITT Inc	2.9
49.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919229.100    9072-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Materials Portfolio VIP Materials Portfolio Service Class 2

This annual shareholder report contains information about VIP Materials Portfolio for the period April 25, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 66	0.91%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially within diversified metals & mining. Picks in gold also hampered the fund's result. Also hurting our result was an overweight in fertilizers & agricultural chemicals.
•The largest individual relative detractor was an underweight in Newmont (+173%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was an overweight in Mosaic (+2%). This was an investment we established this period. The company was among our biggest holdings. Another notable relative detractor was an underweight in Freeport-McMoRan (+35%).
•In contrast, the largest contributor to performance versus the sector index was an overweight in diversified metals & mining. Security selection and an overweight in copper also boosted the fund's relative performance. Also contributing to our result was an underweight in paper & plastic packaging products & materials.
•The fund's stake in First Quantum Minerals gained 107% and was the top individual relative contributor. The company was one of our largest holdings. A second notable relative contributor was our stake in Wheaton Precious Metals (+111%). This period we decreased our investment in Wheaton Precious Metals. Another notable relative contributor was our stake in Agnico Eagle Mines (+120%). All of these contributors were non-index positions.
•Notable changes in positioning include higher allocations to the gold and fertilizers & agricultural chemicals industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 25, 2025 through December 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$65,966,363
Number of Holdings	49
Total Advisory Fee	$403,243
Portfolio Turnover	64%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	49.7
Metals & Mining	30.7
Construction Materials	11.8
Containers & Packaging	6.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.0
Canada - 5.2
Zambia - 4.2
Brazil - 1.2
Chile - 0.4

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	15.0
Ecolab Inc	7.8
Newmont Corp	6.0
CRH PLC	5.4
First Quantum Minerals Ltd	4.2
Corteva Inc	4.1
Mosaic Co/The	3.8
Nucor Corp	3.7
Air Products and Chemicals Inc	3.5
Martin Marietta Materials Inc	3.1
56.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919234.100    9073-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Utilities Portfolio VIP Utilities Portfolio Service Class 2

This annual shareholder report contains information about VIP Utilities Portfolio for the period April 25, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 62	0.85%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, especially within electric utilities. Picks and an overweight in independent power producers & energy traders also hampered the fund's result. Also hurting our result were picks in environmental & facilities services. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in PG&E (-19%). A second notable relative detractor was untimely positioning in NRG Energy; out holdings gained 23% whereas the stock advanced 79% in the index. NRG was among the fund's largest holdings at period end. Our stake in AES (+1%) also detracted. This period we decreased our stake in AES.
•In contrast, the primary contributor to performance versus the sector index was security selection in heavy electrical equipment. Stock picks in coal & consumable fuels also boosted the fund's relative performance. Also helping our relative result were stock selection and an underweight in multi-utilities.
•The top individual relative contributor was our non-index stake in GE Vernova (+90%). We trimmed the position this period. An out-of-index stake in Cameco gained 85% and was the fund's second-largest relative contributor. This was an investment we established this period. Another notable relative contributor was our non-index stake in First Solar (+32%). This period we increased our position in First Solar.
•Notable changes in positioning include a lower allocation to multi-utilities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 25, 2025 through December 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$335,273,543
Number of Holdings	36
Total Advisory Fee	$2,090,088
Portfolio Turnover	99%
What did the Fund invest in?
(as of December 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	64.6
Multi-Utilities	16.7
Independent Power and Renewable Electricity Producers	7.0
Electrical Equipment	3.1
Construction & Engineering	2.4
Semiconductors & Semiconductor Equipment	1.5
Gas Utilities	1.0
Machinery	0.5
Oil, Gas & Consumable Fuels	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.7
Canada - 0.8
Germany - 0.5

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	13.0
Constellation Energy Corp	9.6
Duke Energy Corp	7.0
Sempra	6.8
Vistra Corp	5.0
NRG Energy Inc	4.9
Exelon Corp	4.8
Entergy Corp	4.7
Xcel Energy Inc	4.2
Ameren Corp	3.7
63.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919239.100    9074-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Variable Insurance Products Fund IV (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP Communication Services Portfolio, VIP Consumer Discretionary Portfolio, VIP Consumer Staples Portfolio, VIP Energy Portfolio, VIP Financials Portfolio, VIP Health Care Portfolio, VIP Industrials Portfolio, VIP Materials Portfolio, VIP Real Estate Portfolio, VIP Technology Portfolio and VIP Utilities Portfolio (the “Funds”):

Services Billed by PwC

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Communication Services Portfolio	$35,000	$1,400	$2,600	$500
VIP Consumer Discretionary Portfolio	$35,900	$1,500	$2,600	$500
VIP Consumer Staples Portfolio	$35,900	$1,500	$2,600	$500
VIP Energy Portfolio	$34,800	$1,400	$2,600	$500
VIP Financials Portfolio	$36,500	$1,500	$2,600	$500
VIP Health Care Portfolio	$37,600	$1,500	$2,600	$500
VIP Industrials Portfolio	$35,000	$1,400	$2,600	$500
VIP Materials Portfolio	$35,000	$1,400	$2,600	$500
VIP Real Estate Portfolio	$42,100	$1,700	$3,800	$600
VIP Technology Portfolio	$39,800	$1,600	$2,600	$500
VIP Utilities Portfolio	$33,900	$1,400	$2,600	$400

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Communication Services Portfolio	$33,600	$2,900	$6,700	$1,000
VIP Consumer Discretionary Portfolio	$34,800	$3,000	$6,700	$1,100
VIP Consumer Staples Portfolio	$34,800	$3,000	$6,700	$1,100
VIP Energy Portfolio	$33,600	$2,900	$7,500	$1,000
VIP Financials Portfolio	$35,300	$3,100	$7,500	$1,100
VIP Health Care Portfolio	$36,400	$3,200	$7,300	$1,100
VIP Industrials Portfolio	$33,600	$2,900	$6,700	$1,000
VIP Materials Portfolio	$33,600	$2,900	$6,700	$1,000
VIP Real Estate Portfolio	$40,800	$3,600	$9,200	$1,300
VIP Technology Portfolio	$38,600	$3,300	$6,700	$1,200
VIP Utilities Portfolio	$32,500	$2,900	$7,500	$1,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2025A	December 31, 2024 A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A	December 31, 2024A
PwC	$13,803,200	$15,415,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Utilities Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Utilities Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
CANADA - 0.8%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp (United States)	14,700	1,344,903
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
TransAlta Corp	92,600	1,171,204
TOTAL CANADA		2,516,107
GERMANY - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG (a)	13,400	1,879,866
UNITED STATES - 96.0%
Industrials - 5.5%
Construction & Engineering - 2.4%
Argan Inc	2,737	857,557
Centuri Holdings Inc (a)	19,700	497,424
MasTec Inc (a)	11,100	2,412,807
Quanta Services Inc	10,175	4,294,461
		8,062,249
Electrical Equipment - 2.6%
Bloom Energy Corp Class A (a)	3,800	330,182
GE Vernova Inc	7,200	4,705,704
Nextpower Inc Class A (a)	43,900	3,824,129
		8,860,015
Machinery - 0.5%
Caterpillar Inc	2,800	1,604,036
TOTAL INDUSTRIALS		18,526,300
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
First Solar Inc (a)	19,594	5,118,541
Utilities - 89.0%
Electric Utilities - 64.6%
Alliant Energy Corp	78,000	5,070,780
American Electric Power Co Inc	75,833	8,744,303
Constellation Energy Corp	90,640	32,020,393
Duke Energy Corp	198,879	23,310,608
Entergy Corp	172,152	15,912,009
Evergy Inc	137,139	9,941,206
Exelon Corp	372,400	16,232,916
NextEra Energy Inc	541,468	43,469,051
NRG Energy Inc	103,436	16,471,149
Oklo Inc Class A (a)(b)	3,100	222,456
PG&E Corp	706,638	11,355,673
PPL Corp	302,099	10,579,507
Southern Co/The	106,788	9,311,914
Xcel Energy Inc	188,890	13,951,415
		216,593,380
Gas Utilities - 1.0%
UGI Corp	85,200	3,189,036
Independent Power and Renewable Electricity Producers - 6.7%
AES Corp/The	86,600	1,241,844
Talen Energy Corp (a)	11,902	4,461,346
Vistra Corp	104,334	16,832,204
		22,535,394
Multi-Utilities - 16.7%
Ameren Corp	122,600	12,242,836
CenterPoint Energy Inc	301,170	11,546,858
NiSource Inc	224,938	9,393,410
Sempra	257,189	22,707,217
		55,890,321
TOTAL UTILITIES		298,208,131
TOTAL UNITED STATES		321,852,972
TOTAL COMMON STOCKS (Cost $232,296,729)		326,248,945

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.79	8,689,258	8,690,996
Fidelity Securities Lending Cash Central Fund (c)(d)	3.77	219,729	219,751
TOTAL MONEY MARKET FUNDS (Cost $8,910,931)			8,910,747

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $241,207,660)	335,159,692
NET OTHER ASSETS (LIABILITIES) - 0.0%	113,851
NET ASSETS - 100.0%	335,273,543

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,920,928	143,049,565	148,278,947	327,507	(366)	(184)	8,690,996	8,689,258	0.0%
Fidelity Securities Lending Cash Central Fund	1,078,700	84,982,464	85,841,412	1,256	(1)	-	219,751	219,729	0.0%
Total	14,999,628	228,032,029	234,120,359	328,763	(367)	(184)	8,910,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	1,344,903	1,344,903	-	-
Industrials	20,406,166	18,526,300	1,879,866	-
Information Technology	5,118,541	5,118,541	-	-
Utilities	299,379,335	299,379,335	-	-

Money Market Funds	8,910,747	8,910,747	-	-
Total Investments in Securities:	335,159,692	333,279,826	1,879,866	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $215,280) - See accompanying schedule:
Unaffiliated issuers (cost $232,296,729)	$326,248,945
Fidelity Central Funds (cost $8,910,931)	8,910,747

Total Investment in Securities (cost $241,207,660)		$335,159,692
Foreign currency held at value (cost $34)		34
Receivable for investments sold		27,815
Receivable for fund shares sold		219,817
Dividends receivable		431,004
Distributions receivable from Fidelity Central Funds		28,025
Prepaid expenses		264
Total assets		335,866,651
Liabilities
Payable for fund shares redeemed	$146,179
Accrued management fee	181,699
Distribution and service plan fees payable	23
Audit fee payable	36,063
Other payables and accrued expenses	9,394
Collateral on securities loaned	219,750
Total liabilities		593,108
Net Assets		$335,273,543
Net Assets consist of:
Paid in capital		$228,033,769
Total accumulated earnings (loss)		107,239,774
Net Assets		$335,273,543

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($58,721,472 ÷ 2,257,425 shares)		$26.01
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($108,840 ÷ 4,193 shares)		$25.96
Investor Class :
Net Asset Value, offering price and redemption price per share ($276,443,231 ÷ 10,727,153 shares)		$25.77
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$7,871,285
Income from Fidelity Central Funds (including $1,256 from security lending)		328,763
Total income		8,200,048
Expenses
Management fee	$2,090,088
Distribution and service plan fees	187
Custodian fees and expenses	24,022
Independent trustees' fees and expenses	1,264
Audit fees	41,678
Legal	918
Interest	1,014
Miscellaneous	995
Total expenses		2,160,166
Net Investment income (loss)		6,039,882
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,387,821
Fidelity Central Funds	(367)
Foreign currency transactions	1,315
Total net realized gain (loss)		18,388,769
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	17,777,741
Fidelity Central Funds	(184)
Assets and liabilities in foreign currencies	486
Total change in net unrealized appreciation (depreciation)		17,778,043
Net gain (loss)		36,166,812
Net increase (decrease) in net assets resulting from operations		$42,206,694
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,039,882	$5,343,014
Net realized gain (loss)	18,388,769	11,095,957
Change in net unrealized appreciation (depreciation)	17,778,043	38,037,994
Net increase (decrease) in net assets resulting from operations	42,206,694	54,476,965
Distributions to shareholders	(18,672,906)	(17,521,898)

Share transactions - net increase (decrease)	(5,366,424)	73,300,062
Total increase (decrease) in net assets	18,167,364	110,255,129

Net Assets
Beginning of period	317,106,179	206,851,050
End of period	$335,273,543	$317,106,179

Financial Highlights
VIP Utilities Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.17	$20.23	$21.53	$20.80	$18.05
Income from Investment Operations
Net investment income (loss) A,B	.49	.51	.44	.38	.40
Net realized and unrealized gain (loss)	2.85	5.05	(.71)	.75	2.71
Total from investment operations	3.34	5.56	(.27)	1.13	3.11
Distributions from net investment income	(.47)	(.45)	(.46)	(.34)	(.36)
Distributions from net realized gain	(1.03)	(1.17)	(.58)	(.06)	-
Total distributions	(1.50)	(1.62)	(1.03) C	(.40)	(.36)
Net asset value, end of period	$26.01	$24.17	$20.23	$21.53	$20.80
Total Return D,E	14.11%	29.00%	(1.08)%	5.47%	17.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60%	.61%	.65%	.64%	.65%
Expenses net of fee waivers, if any	.60%	.61%	.64%	.64%	.65%
Expenses net of all reductions, if any	.60%	.61%	.64%	.64%	.65%
Net investment income (loss)	1.94%	2.29%	2.18%	1.81%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$58,721	$47,664	$33,579	$48,029	$29,279
Portfolio turnover rate H	99%	77%	71%	53%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Utilities Portfolio Service Class 2

Years ended December 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$23.85
Income from Investment Operations
Net investment income (loss) B,C	.31
Net realized and unrealized gain (loss)	2.66
Total from investment operations	2.97
Distributions from net investment income	(.40)
Distributions from net realized gain	(.46)
Total distributions	(.86)
Net asset value, end of period	$25.96
Total Return D,E	12.42%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.85% H
Expenses net of fee waivers, if any	.85 % H
Expenses net of all reductions, if any	.85% H
Net investment income (loss)	1.72% H
Supplemental Data
Net assets, end of period (000 omitted)	$109
Portfolio turnover rate I	99%

AFor the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Utilities Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.95	$20.07	$21.36	$20.64	$17.92
Income from Investment Operations
Net investment income (loss) A,B	.47	.49	.42	.36	.38
Net realized and unrealized gain (loss)	2.83	5.00	(.69)	.74	2.69
Total from investment operations	3.30	5.49	(.27)	1.10	3.07
Distributions from net investment income	(.44)	(.45)	(.44)	(.32)	(.35)
Distributions from net realized gain	(1.03)	(1.17)	(.58)	(.06)	-
Total distributions	(1.48) C	(1.61) C	(1.02)	(.38)	(.35)
Net asset value, end of period	$25.77	$23.95	$20.07	$21.36	$20.64
Total Return D,E	14.03%	28.89%	(1.12)%	5.39%	17.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68%	.69%	.73%	.72%	.73%
Expenses net of fee waivers, if any	.68%	.69%	.72%	.72%	.73%
Expenses net of all reductions, if any	.68%	.69%	.72%	.72%	.73%
Net investment income (loss)	1.85%	2.21%	2.11%	1.74%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$276,443	$269,442	$173,272	$236,275	$168,490
Portfolio turnover rate H	99%	77%	71%	53%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Utilities Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund commenced sale of Service Class 2 shares on April 25, 2025. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$94,541,866
Gross unrealized depreciation	(1,542,712)
Net unrealized appreciation (depreciation)	$92,999,154
Tax Cost	$242,160,538

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,404,398
Undistributed long-term capital gain	$11,835,971
Net unrealized appreciation (depreciation) on securities and other investments	$92,999,405

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$12,093,066	$8,676,139
Long-term Capital Gains	6,579,840	8,845,759
Total	$18,672,906	$17,521,898
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Utilities Portfolio	312,086,483	324,499,207
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class 2	$187

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Utilities Portfolio	6,615

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Utilities Portfolio	Borrower	7,951,000	4.59%	1,014

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Utilities Portfolio	6,253,910	17,960,156	1,136,615

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
VIP Utilities Portfolio	1,084
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Utilities Portfolio	427
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Utilities Portfolio	133	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025A	Year ended December 31, 2024
VIP Utilities Portfolio
Distributions to shareholders
Initial Class	3,109,535	2,783,546
Service Class 2	3,618	-
Investor Class	15,559,753	14,738,352
Total	$18,672,906	$17,521,898
A Distributions for Service Class 2 are for the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025 A	Year ended December 31, 2024	Year ended December 31, 2025 A	Year ended December 31, 2024
VIP Utilities Portfolio
Initial Class
Shares sold	617,953	569,725	$15,797,480	$13,487,281
Reinvestment of distributions	122,775	133,195	3,109,535	2,783,546
Shares redeemed	(455,421)	(390,410)	(11,635,942)	(8,582,084)
Net increase (decrease)	285,307	312,510	$7,271,073	$7,688,743
Service Class 2
Shares sold	4,193	-	$100,000	$ -
Net increase (decrease)	4,193	-	$100,000	$ -
Investor Class
Shares sold	1,773,800	3,696,454	$44,879,553	$89,228,575
Reinvestment of distributions	621,712	705,642	15,559,753	14,738,352
Shares redeemed	(2,918,272)	(1,784,442)	(73,176,803)	(38,355,608)
Net increase (decrease)	(522,760)	2,617,654	$(12,737,497)	$65,611,319

A Share transactions for Service Class 2 are for the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Value Portfolio	93%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Utilities Portfolio

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Utilities Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31,2025, $11,845,907, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $241,835 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 1% and 71%; Investor Class designates 1% and 73%; Service Class 2 designates 0% and 70%; of the dividends distributed in February and December 2025, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817391.120
VTELIC-ANN-0226
Fidelity® Variable Insurance Products:

VIP Technology Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Technology Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 94.9%
	Shares	Value ($)
AUSTRALIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	1,400	2,304,596
CANADA - 2.6%
Information Technology - 2.6%
IT Services - 2.6%
Shopify Inc Class A (d)	23,200	3,735,529
Shopify Inc Class A (United States) (d)	537,300	86,489,181

TOTAL CANADA		90,224,710
CHINA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
China Medical Technologies Inc ADR (b)(d)	300	0
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(d)	94,814	1
TOTAL CHINA		1
FRANCE - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	24,200	4,018,367
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	5,600	212,072
INDIA - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho (f)	1,118,847	2,243,870
Financials - 0.1%
Financial Services - 0.1%
Pine Labs Ltd (f)	1,097,159	2,922,070
TOTAL INDIA		5,165,940
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(d)	43,399	60,325
NETHERLANDS - 5.5%
Information Technology - 5.5%
Semiconductors & Semiconductor Equipment - 5.5%
ASML Holding NV	28,800	31,032,581
NXP Semiconductors NV	743,004	161,276,448

TOTAL NETHERLANDS		192,309,029
TAIWAN - 0.7%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(d)	94,814	0
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd	477,000	23,499,256
TOTAL TAIWAN		23,499,256
UNITED KINGDOM - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(c)	3,331	4,502,646
UNITED STATES - 85.7%
Communication Services - 0.8%
Entertainment - 0.8%
Netflix Inc (d)	289,320	27,126,643
Consumer Discretionary - 1.6%
Broadline Retail - 1.4%
Amazon.com Inc (d)	218,000	50,318,760
Hotels, Restaurants & Leisure - 0.2%
Airbnb Inc Class A (d)	40,900	5,550,948
TOTAL CONSUMER DISCRETIONARY		55,869,708
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Maplebear Inc (d)	10,890	489,832
Industrials - 0.7%
Aerospace & Defense - 0.0%
Beta Technologies Inc Class A (d)	19,000	535,990
Relativity Space Inc (b)(d)	2,421	2,566
		538,556
Ground Transportation - 0.7%
CreateAI Holdings Inc Class A (e)	31,800	6,583
Uber Technologies Inc (d)	287,138	23,462,046
		23,468,629
TOTAL INDUSTRIALS		24,007,185
Information Technology - 82.6%
Communications Equipment - 4.0%
Cisco Systems Inc	1,799,800	138,638,594
Electronic Equipment, Instruments & Components - 0.2%
Jabil Inc	30,528	6,960,995
IT Services - 5.3%
CoreWeave Inc Class A (d)(e)	204,205	14,623,120
MongoDB Inc Class A (d)	100,984	42,381,975
Okta Inc Class A (d)	512,763	44,338,617
Snowflake Inc (d)	382,268	83,854,308
		185,198,020
Semiconductors & Semiconductor Equipment - 40.4%
Astera Labs Inc (d)	265,312	44,137,304
Broadcom Inc	83,156	28,780,292
GlobalFoundries Inc (d)	2,042,135	71,311,354
Marvell Technology Inc	1,930,730	164,073,435
Micron Technology Inc	385,053	109,897,977
Monolithic Power Systems Inc	7,500	6,797,700
NVIDIA Corp	4,623,492	862,281,258
ON Semiconductor Corp (d)	2,277,381	123,320,181
		1,410,599,501
Software - 17.7%
Autodesk Inc (d)	23,300	6,897,033
Celestial AI Inc (b)(c)	3,687	101,909
Crowdstrike Holdings Inc Class A (d)	106,387	49,869,970
CyberArk Software Ltd (d)	83,000	37,022,980
Datadog Inc Class A (d)	561,116	76,306,165
Figma Inc Class A	7,800	291,486
HubSpot Inc (d)	77,933	31,274,513
Manhattan Associates Inc (d)	321,305	55,685,370
Microsoft Corp	546,100	264,104,882
Monday.com Ltd (d)	29,470	4,348,593
Netskope Inc Class A (d)(e)	9,400	164,876
Rubrik Inc Class A (d)	101,400	7,755,072
Servicenow Inc (d)	446,870	68,456,015
Zscaler Inc (d)	66,200	14,889,704
		617,168,568
Technology Hardware, Storage & Peripherals - 15.0%
Apple Inc	1,557,260	423,356,704
Sandisk Corp/DE	131,840	31,296,179
Western Digital Corp	406,420	70,013,973
		524,666,856
TOTAL INFORMATION TECHNOLOGY		2,883,232,534
TOTAL UNITED STATES		2,990,725,902
TOTAL COMMON STOCKS (Cost $1,595,610,114)		3,313,022,844

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(c) (Cost $55,238)	55,238	18,516

Convertible Preferred Stocks - 2.6%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	9,903	2,374,640
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	37,800	56,322
Xsight Labs Ltd Series F (b)(c)	144,663	607,585

TOTAL ISRAEL		663,907
UNITED STATES - 2.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	200	49,095
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	5,260	270,364
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	14,600	174,032
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	4,586	336,933
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	20,361	1,566,169
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	1,677	125,389
TOTAL FINANCIALS		2,202,523
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.2%
Cerebras Systems Inc Series G (b)(c)	58,800	2,130,324
Enevate Corp Series E (b)(c)(d)	3,556,678	284,534
Vast Data Ltd Series A (b)(c)(d)	12,260	289,336
Vast Data Ltd Series A1 (b)(c)(d)	30,177	712,177
Vast Data Ltd Series A2 (b)(c)(d)	34,713	819,227
Vast Data Ltd Series B (b)(c)(d)	27,621	651,856
Vast Data Ltd Series C (b)(c)(d)	805	18,998
Vast Data Ltd Series E (b)(c)(d)	26,394	622,898
		5,529,350
IT Services - 0.2%
X.Ai Holdings Corp Series C (b)(c)	91,800	6,927,228
Semiconductors & Semiconductor Equipment - 0.0%
Retym Inc Series C (b)(c)(d)	50,104	571,687
Retym Inc Series D (b)(c)	12,430	148,911
SiMa Technologies Inc Series B (b)(c)(d)	85,000	538,050
SiMa Technologies Inc Series B1 (b)(c)(d)	36,016	266,879
		1,525,527
Software - 1.9%
Anthropic PBC Series B (b)(c)(d)	78,539	18,323,149
Anthropic PBC Series D (b)(c)(d)	79,696	19,558,195
Anthropic PBC Series F (b)(c)	15,400	3,592,820
Celestial AI Inc Series A (b)(c)	23,505	649,678
Celestial AI Inc Series B (b)(c)	17,687	488,869
Celestial AI Inc Series C1 (b)(c)	70,849	1,958,266
Databricks Inc Series G (b)(c)(d)	14,100	2,679,000
Databricks Inc Series H (b)(c)(d)	36,297	6,896,430
Databricks Inc Series I (b)(c)(d)	479	91,010
Databricks Inc Series J (b)(c)(d)	15,590	2,962,100
Databricks Inc Series K (b)(c)	200	38,000
OpenAI Group Pbc Series A-2 (b)(c)	8,098	3,866,633
OpenAI Group Pbc Series A-3 (b)(c)	1,381	659,400
Physical Intelligence Inc Series B (b)(c)	8,000	2,171,200
Runway AI Inc Series D (b)(c)(d)	220,780	3,230,012
Runway AI Inc Series P (b)(c)	13,896	203,298
		67,368,060
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	29,615	1,451,135
Lightmatter Inc Series C2 (b)(c)(d)	4,652	235,531
Lightmatter Inc Series D (b)(c)(d)	22,205	1,484,848
		3,171,514
TOTAL INFORMATION TECHNOLOGY		84,521,679
Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	56,576	1,757,251
TOTAL UNITED STATES		88,800,912
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $41,016,730)		91,839,459

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(c)(g)	208,300	24,973
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(c)	126,339	140,756
TOTAL UNITED STATES		165,729
TOTAL PREFERRED SECURITIES (Cost $334,639)		165,729

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.79	73,069,776	73,084,390
Fidelity Securities Lending Cash Central Fund (h)(i)	3.77	11,896,719	11,897,908
TOTAL MONEY MARKET FUNDS (Cost $84,984,654)			84,982,298

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,722,001,375)	3,490,028,846
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,274,230
NET ASSETS - 100.0%	3,492,303,076

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $98,932,855 or 2.8% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $5,165,940 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	186,308

Anthropic PBC Series B	3/22/2024	2,450,784

Anthropic PBC Series D	5/31/2024	2,391,239

Anthropic PBC Series F	8/18/2025	2,170,901

Bytedance Ltd Series E1	11/18/2020	1,085,113

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	2,304,596

Celestial AI Inc	2/25/2025	54,625

Celestial AI Inc Series A	2/25/2025	348,243

Celestial AI Inc Series B	2/25/2025	262,045

Celestial AI Inc Series C1	2/25/2025	1,234,913

Cerebras Systems Inc Series G	9/19/2025	2,130,465

Databricks Inc Series G	2/1/2021	833,629

Databricks Inc Series H	8/31/2021	2,667,254

Databricks Inc Series I	9/14/2023	35,207

Databricks Inc Series J	12/17/2024	1,442,075

Databricks Inc Series K	9/8/2025	29,999

Diamond Foundry Inc Series C	3/15/2021	1,357,824

Discord Inc Series I	9/15/2021	110,125

Enevate Corp 10% 5/12/2199	11/12/2024	55,238

Enevate Corp 6%	11/2/2023 - 10/31/2025	208,300

Enevate Corp Series E	1/29/2021	3,943,236

GoBrands Inc Series G	3/2/2021	1,313,513

Lightmatter Inc Series C1	5/19/2023	487,368

Lightmatter Inc Series C2	12/18/2023	120,960

Lightmatter Inc Series D	10/11/2024	1,781,519

OpenAI Group Pbc Series A-2	9/30/2024	1,521,400

OpenAI Group Pbc Series A-3	8/4/2025	423,900

Physical Intelligence Inc Series B	10/24/2025	2,172,474

Retym Inc Series C	5/17/2023 - 6/20/2023	389,899

Retym Inc Series D	1/29/2025	131,596

Revolut Group Holdings Ltd	12/27/2024	2,897,153

Runway AI Inc Series D	9/6/2024	2,393,648

Runway AI Inc Series P	11/4/2025	203,273

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 10/5/2025	126,339

SiMa Technologies Inc Series B	5/10/2021	435,829

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	255,386

Tenstorrent Holdings Inc Series C1	4/23/2021	272,690

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	1,604,986

Tenstorrent Holdings Inc Series D2	7/17/2024	127,418

Vast Data Ltd Series A	11/28/2023	134,860

Vast Data Ltd Series A1	11/28/2023	331,947

Vast Data Ltd Series A2	11/28/2023	381,843

Vast Data Ltd Series B	11/28/2023	303,831

Vast Data Ltd Series C	11/28/2023	8,854

Vast Data Ltd Series E	11/28/2023	580,668

X.Ai Holdings Corp Series C	11/22/2024	1,987,470

Xsight Labs Ltd Series D	2/16/2021	302,249

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	669,789

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Meesho	6/10/2026

Pine Labs Ltd	5/13/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	59,961,523	984,711,397	971,587,130	2,654,652	903	(2,303)	73,084,390	73,069,776	0.1%
Fidelity Securities Lending Cash Central Fund	-	73,980,178	62,083,529	11,889	1,312	(53)	11,897,908	11,896,719	0.0%
Total	59,961,523	1,058,691,575	1,033,670,659	2,666,541	2,215	(2,356)	84,982,298

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	27,126,643	27,126,643	-	-
Consumer Discretionary	58,113,578	58,113,578	-	-
Consumer Staples	489,832	489,832	-	-
Financials	7,636,788	3,134,142	-	4,502,646
Health Care	1	-	-	1
Industrials	24,007,185	24,004,619	-	2,566
Information Technology	3,195,648,817	3,134,631,783	58,550,204	2,466,830

Convertible Corporate Bonds
Information Technology	18,516	-	-	18,516

Convertible Preferred Stocks
Communication Services	2,374,640	-	-	2,374,640
Consumer Discretionary	49,095	-	-	49,095
Consumer Staples	270,364	-	-	270,364
Financials	2,202,523	-	-	2,202,523
Information Technology	85,185,586	-	-	85,185,586
Materials	1,757,251	-	-	1,757,251

Preferred Securities
Information Technology	165,729	-	-	165,729

Money Market Funds	84,982,298	84,982,298	-	-
Total Investments in Securities:	3,490,028,846	3,332,482,895	58,550,204	98,995,747
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2025 ($)
Common Stocks	10,960,507	-	(8,300,243)	9,235,801	(4,924,022)	-	-	-	6,972,043	(2,263,760)
Convertible Preferred Stocks	37,729,717	-	50,763,632	14,560,385	(11,214,275)	-	-	-	91,839,459	47,167,728
Convertible Corporate Bonds	55,962	-	(37,446)	-	-	-	-	-	18,516	(37,446)
Preferred Securities	292,543	-	(148,458)	145,209	(123,565)	-	-	-	165,729	(145,584)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $11,267,247) - See accompanying schedule:
Unaffiliated issuers (cost $1,637,016,721)	$3,405,046,548
Fidelity Central Funds (cost $84,984,654)	84,982,298

Total Investment in Securities (cost $1,722,001,375)		$3,490,028,846
Receivable for investments sold		15,872,390
Receivable for fund shares sold		403,927
Dividends receivable		851,589
Interest receivable		6,303
Distributions receivable from Fidelity Central Funds		208,253
Prepaid expenses		2,483
Total assets		3,507,373,791
Liabilities
Payable for fund shares redeemed	$1,222,671
Accrued management fee	1,782,257
Distribution and service plan fees payable	8,602
Other payables and accrued expenses	160,535
Collateral on securities loaned	11,896,650
Total liabilities		15,070,715
Net Assets		$3,492,303,076
Net Assets consist of:
Paid in capital		$1,468,188,154
Total accumulated earnings (loss)		2,024,114,922
Net Assets		$3,492,303,076

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($719,862,572 ÷ 15,068,535 shares)		$47.77
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($40,900,141 ÷ 860,209 shares)		$47.55
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,731,540,363 ÷ 58,548,278 shares)		$46.65
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$11,900,967
Interest		6,298
Income from Fidelity Central Funds (including $11,889 from security lending)		2,666,541
Total income		14,573,806
Expenses
Management fee	$18,607,521
Distribution and service plan fees	78,782
Custodian fees and expenses	44,160
Independent trustees' fees and expenses	11,580
Audit fees	56,659
Legal	5,194
Interest	6,673
Miscellaneous	11,348
Total expenses		18,821,917
Net Investment income (loss)		(4,248,111)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	312,904,162
Fidelity Central Funds	2,215
Foreign currency transactions	(165,013)
Total net realized gain (loss)		312,741,364
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $110,124)	337,917,804
Fidelity Central Funds	(2,356)
Assets and liabilities in foreign currencies	2,008
Total change in net unrealized appreciation (depreciation)		337,917,456
Net gain (loss)		650,658,820
Net increase (decrease) in net assets resulting from operations		$646,410,709
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,248,111)	$(2,063,443)
Net realized gain (loss)	312,741,364	236,657,556
Change in net unrealized appreciation (depreciation)	337,917,456	516,269,082
Net increase (decrease) in net assets resulting from operations	646,410,709	750,863,195
Distributions to shareholders	(223,345,620)	(104,526,052)

Share transactions - net increase (decrease)	163,773,011	165,606,050
Total increase (decrease) in net assets	586,838,100	811,943,193

Net Assets
Beginning of period	2,905,464,976	2,093,521,783
End of period	$3,492,303,076	$2,905,464,976

Financial Highlights
VIP Technology Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.79	$32.11	$20.94	$35.65	$30.99
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.01)	.04	.01	(.04)
Net realized and unrealized gain (loss)	9.17	11.22	11.94	(12.04)	8.22
Total from investment operations	9.14	11.21	11.98	(12.03)	8.18
Distributions from net investment income	-	-	(.04)	-	-
Distributions from net realized gain	(3.16)	(1.53)	(.77)	(2.68)	(3.52)
Total distributions	(3.16)	(1.53)	(.81)	(2.68)	(3.52)
Net asset value, end of period	$47.77	$41.79	$32.11	$20.94	$35.65
Total Return C,D	23.36%	35.59%	58.32%	(35.86)%	28.16%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.56%	.58%	.62%	.63%	.62%
Expenses net of fee waivers, if any	.56%	.58%	.61%	.62%	.62%
Expenses net of all reductions, if any	.56%	.58%	.61%	.62%	.62%
Net investment income (loss)	(.08)%	(.02)%	.14%	.05%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$719,863	$554,750	$386,441	$185,489	$356,589
Portfolio turnover rate G	52%	52%	24%	21%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Technology Portfolio Service Class 2

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$41.64	$32.07	$28.65
Income from Investment Operations
Net investment income (loss) B,C	(.14)	(.10)	(.01)
Net realized and unrealized gain (loss)	9.13	11.20	3.57
Total from investment operations	8.99	11.10	3.56
Distributions from net investment income	-	-	(.04)
Distributions from net realized gain	(3.08)	(1.53)	(.10)
Total distributions	(3.08)	(1.53)	(.14)
Net asset value, end of period	$47.55	$41.64	$32.07
Total Return D,E,F	23.07%	35.26%	12.45%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.81%	.82%	.88% I
Expenses net of fee waivers, if any	.81%	.82%	.87% I
Expenses net of all reductions, if any	.81%	.82%	.87% I
Net investment income (loss)	(.33)%	(.26)%	(.13)% I
Supplemental Data
Net assets, end of period (000 omitted)	$40,900	$26,588	$5,041
Portfolio turnover rate J	52%	52%	24%

AFor the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Technology Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$40.88	$31.46	$20.54	$35.03	$30.51
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.03)	.02	(.01)	(.06)
Net realized and unrealized gain (loss)	8.96	10.98	11.69	(11.81)	8.07
Total from investment operations	8.90	10.95	11.71	(11.82)	8.01
Distributions from net investment income	-	-	(.02)	-	-
Distributions from net realized gain	(3.13)	(1.53)	(.77)	(2.67)	(3.49)
Total distributions	(3.13)	(1.53)	(.79)	(2.67)	(3.49)
Net asset value, end of period	$46.65	$40.88	$31.46	$20.54	$35.03
Total Return C,D	23.28%	35.49%	58.14%	(35.87)%	28.06%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.66%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.64%	.65%	.69%	.70%	.70%
Expenses net of all reductions, if any	.64%	.65%	.69%	.70%	.70%
Net investment income (loss)	(.15)%	(.09)%	.07%	(.02)%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,731,540	$2,324,127	$1,702,040	$942,013	$1,692,073
Portfolio turnover rate G	52%	52%	24%	21%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Technology Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$6,972,043	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 42.0 / 15.0	Increase
			Enterprise value/Net income (EV/NI))	26.3	Increase
		Market approach	Transaction price	$4.63	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.6% - 4.0% / 3.6%	Increase
			Term	3.0 - 5.0 / 3.1	Increase
			Volatility	70.0% - 80.0% / 70.4%	Increase
Convertible Corporate Bonds	$18,516	Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7%	Decrease
			Probability rate	0.0% - 75.0% / 33.3%	Increase
		Black scholes	Discount rate	4.2%	Increase
			Term	0.5	Increase
			Volatility	100.0%	Increase
Convertible Preferred Stocks	$91,839,459	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 81.3 / 34.1	Increase
		Market approach	Transaction price	$1.10 - $271.56 / $146.62	Increase
			Discount rate	10.0% - 95.0% / 62.7%	Decrease
			Premium rate	45.0%	Increase
		Black scholes	Discount rate	3.4% - 3.7% / 3.6%	Increase
			Term	2.0 - 5.0 / 3.5	Increase
			Volatility	50.0% - 100.0% / 68.4%	Increase
Preferred Securities	$165,729	Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 37.9% / 37.5%	Decrease
			Probability rate	0.0% - 75.0% / 34.2%	Increase
		Black scholes	Discount rate	3.5% - 4.2% / 3.6%	Increase
			Term	0.5 - 1.0/ 0.9	Increase
			Volatility	50.0% - 100.0% / 57.5%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,872,957,520
Gross unrealized depreciation	(123,428,149)
Net unrealized appreciation (depreciation)	$1,749,529,371
Tax Cost	$1,740,499,475

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$10,773,092
Undistributed long-term capital gain	$263,923,103
Net unrealized appreciation (depreciation) on securities and other investments	$1,749,528,853

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$74,686,325	$ 39,033,385
Long-term Capital Gains	148,659,295	65,492,667
Total	$223,345,620	$ 104,526,052

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Technology Portfolio	1,539,891,435	1,633,813,913
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.56
Service Class 2.56
Investor Class	.63

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.
For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $78,782.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Technology Portfolio	16,212

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Technology Portfolio	Borrower	6,558,875	4.58%	6,673

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Technology Portfolio	113,525,558	105,172,698	29,186,672

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
VIP Technology Portfolio	24,585
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Technology Portfolio	3,835
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Technology Portfolio	1,272	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Technology Portfolio
Distributions to shareholders
Initial Class	$43,042,693	$18,999,763
Service Class 2	2,079,291	519,205
Investor Class	178,223,636	85,007,084
Total	$223,345,620	$104,526,052
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Technology Portfolio
Initial Class
Shares sold	3,670,944	2,864,241	$152,219,284	$107,076,192
Reinvestment of distributions	1,062,809	511,343	43,042,693	18,999,763
Shares redeemed	(2,940,688)	(2,136,090)	(117,764,144)	(79,028,176)
Net increase (decrease)	1,793,065	1,239,494	$77,497,833	$47,047,779
Service Class 2
Shares sold	435,727	537,853	$17,277,592	$20,083,673
Reinvestment of distributions	51,142	12,967	2,068,530	513,875
Shares redeemed	(265,206)	(69,477)	(10,375,229)	(2,717,504)
Net increase (decrease)	221,663	481,343	$8,970,893	$17,880,044
Investor Class
Shares sold	4,087,238	6,283,661	$170,842,182	$229,347,123
Reinvestment of distributions	4,525,453	2,345,050	178,223,636	85,007,084
Shares redeemed	(6,913,791)	(5,879,954)	(271,761,533)	(213,675,980)
Net increase (decrease)	1,698,900	2,748,757	$77,304,285	$100,678,227
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Technology Portfolio	90
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Technology Portfolio

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Technology Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and issuers of privately offered securities. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $264,028,567, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 0% and 18%; Service Class 2 designates 0% and 20%; and Investor Class designates 0% and 19%; of the dividends distributed in February and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817385.120
VTECIC-ANN-0226
Fidelity® Variable Insurance Products:

VIP Real Estate Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Real Estate Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
UNITED STATES - 96.9%
Real Estate - 96.9%
Health Care REITs - 13.7%
Ventas Inc	352,410	27,269,486
Welltower Inc	95,400	17,707,194
		44,976,680
Hotel & Resort REITs - 1.7%
Ryman Hospitality Properties Inc	58,200	5,506,884
Industrial REITs - 13.4%
Americold Realty Trust Inc	279,900	3,599,514
EastGroup Properties Inc	19,000	3,384,660
Prologis Inc	234,129	29,888,908
Terreno Realty Corp	124,000	7,280,040
		44,153,122
Real Estate Management & Development - 11.1%
CoStar Group Inc (a)	38,400	2,582,016
Jones Lang LaSalle Inc (a)	76,400	25,706,308
Zillow Group Inc Class C (a)	121,400	8,281,908
		36,570,232
Residential REITs - 13.4%
AvalonBay Communities Inc	72,500	13,144,975
Camden Property Trust	99,200	10,919,936
Invitation Homes Inc	333,600	9,270,744
Sun Communities Inc	60,200	7,459,382
UDR Inc	88,900	3,260,852
		44,055,889
Retail REITs - 14.2%
Acadia Realty Trust	162,500	3,337,750
Curbline Properties Corp	102,400	2,376,704
Federal Realty Investment Trust	61,800	6,229,440
Macerich Co/The	434,700	8,024,562
NNN REIT Inc	196,200	7,775,406
Tanger Inc	351,200	11,719,544
Urban Edge Properties	377,800	7,249,982
		46,713,388
Specialized REITs - 29.4%
American Tower Corp	193,600	33,990,352
CubeSmart	176,300	6,355,615
Digital Realty Trust Inc	15,100	2,336,121
Equinix Inc	37,200	28,501,152
Extra Space Storage Inc	10,000	1,302,200
Four Corners Property Trust Inc	304,600	7,024,076
Iron Mountain Inc	142,200	11,795,490
Public Storage	20,813	5,400,974
		96,705,980
TOTAL UNITED STATES		318,682,175
TOTAL COMMON STOCKS (Cost $265,707,786)		318,682,175

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $8,263,816)	3.79	8,261,676	8,263,328

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $273,971,602)	326,945,503
NET OTHER ASSETS (LIABILITIES) - 0.6%	1,896,631
NET ASSETS - 100.0%	328,842,134

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,032,064	50,570,465	44,338,731	69,864	18	(488)	8,263,328	8,261,676	0.0%
Fidelity Securities Lending Cash Central Fund	-	10,821,949	10,821,949	169	-	-	-	-	0.0%
Total	2,032,064	61,392,414	55,160,680	70,033	18	(488)	8,263,328

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	318,682,175	318,682,175	-	-

Money Market Funds	8,263,328	8,263,328	-	-
Total Investments in Securities:	326,945,503	326,945,503	-	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $265,707,786)	$318,682,175
Fidelity Central Funds (cost $8,263,816)	8,263,328

Total Investment in Securities (cost $273,971,602)		$326,945,503
Receivable for investments sold		546,127
Receivable for fund shares sold		598,605
Dividends receivable		1,423,447
Distributions receivable from Fidelity Central Funds		11,402
Prepaid expenses		282
Total assets		329,525,366
Liabilities
Payable for fund shares redeemed	$438,094
Accrued management fee	168,821
Distribution and service plan fees payable	26,658
Audit fee payable	45,862
Other payables and accrued expenses	3,797
Total liabilities		683,232
Net Assets		$328,842,134
Net Assets consist of:
Paid in capital		$255,270,824
Total accumulated earnings (loss)		73,571,310
Net Assets		$328,842,134

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($50,362,131 ÷ 2,822,447 shares)		$17.84
Service Class :
Net Asset Value, offering price and redemption price per share ($14,508,284 ÷ 818,539 shares)		$17.72
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($122,563,517 ÷ 7,035,933 shares)		$17.42
Investor Class :
Net Asset Value, offering price and redemption price per share ($141,408,202 ÷ 7,992,905 shares)		$17.69
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$9,833,661
Income from Fidelity Central Funds (including $169 from security lending)		70,033
Total income		9,903,694
Expenses
Management fee	$2,113,696
Distribution and service plan fees	331,066
Custodian fees and expenses	10,723
Independent trustees' fees and expenses	1,383
Audit fees	52,922
Legal	374
Miscellaneous	1,206
Total expenses		2,511,370
Net Investment income (loss)		7,392,324
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	22,278,379
Fidelity Central Funds	18
Total net realized gain (loss)		22,278,397
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(19,482,378)
Fidelity Central Funds	(488)
Total change in net unrealized appreciation (depreciation)		(19,482,866)
Net gain (loss)		2,795,531
Net increase (decrease) in net assets resulting from operations		$10,187,855
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,392,324	$7,033,158
Net realized gain (loss)	22,278,397	11,042,400
Change in net unrealized appreciation (depreciation)	(19,482,866)	4,538,195
Net increase (decrease) in net assets resulting from operations	10,187,855	22,613,753
Distributions to shareholders	(6,740,112)	(8,654,082)
Distributions to shareholders from tax return of capital	-	(5,865,047)

Total Distributions	(6,740,112)	(14,519,129)
Share transactions - net increase (decrease)	(31,904,359)	(29,015,741)
Total increase (decrease) in net assets	(28,456,616)	(20,921,117)

Net Assets
Beginning of period	357,298,750	378,219,867
End of period	$328,842,134	$357,298,750

Financial Highlights
VIP Real Estate Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.67	$17.25	$16.54	$23.81	$17.43
Income from Investment Operations
Net investment income (loss) A,B	.41	.36	.40	.34	.23
Net realized and unrealized gain (loss)	.14	.80	1.41	(6.76)	6.52
Total from investment operations	.55	1.16	1.81	(6.42)	6.75
Distributions from net investment income	(.37)	(.42) C	(.40)	(.25)	(.22) C
Distributions from net realized gain	(.01)	(.02) C	(.70)	(.59)	(.15) C
Distributions from tax return of capital	-	(.30)	-	-	-
Total distributions	(.38)	(.74)	(1.10)	(.85) D	(.37)
Net asset value, end of period	$17.84	$17.67	$17.25	$16.54	$23.81
Total Return E,F	3.10%	6.52%	11.19%	(27.51)%	38.99%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60%	.61%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.60%	.61%	.64%	.64%	.64%
Expenses net of all reductions, if any	.60%	.61%	.64%	.64%	.64%
Net investment income (loss)	2.28%	2.06%	2.49%	1.80%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$50,362	$60,617	$66,471	$66,060	$95,219
Portfolio turnover rate I	35%	37%	33%	53%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Real Estate Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.56	$17.16	$16.46	$23.70	$17.35
Income from Investment Operations
Net investment income (loss) A,B	.39	.34	.39	.32	.21
Net realized and unrealized gain (loss)	.14	.79	1.40	(6.73)	6.48
Total from investment operations	.53	1.13	1.79	(6.41)	6.69
Distributions from net investment income	(.37)	(.41) C	(.39)	(.24)	(.19) C
Distributions from net realized gain	(.01)	(.02) C	(.70)	(.59)	(.15) C
Distributions from tax return of capital	-	(.29)	-	-	-
Total distributions	(.37) D	(.73) D	(1.09)	(.83)	(.34)
Net asset value, end of period	$17.72	$17.56	$17.16	$16.46	$23.70
Total Return E,F	3.04%	6.38%	11.09%	(27.59)%	38.80%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.70%	.72%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.70%	.72%	.74%	.74%	.74%
Expenses net of all reductions, if any	.70%	.72%	.74%	.74%	.74%
Net investment income (loss)	2.18%	1.95%	2.39%	1.70%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$14,508	$14,040	$12,625	$12,149	$15,071
Portfolio turnover rate I	35%	37%	33%	53%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Real Estate Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.27	$16.88	$16.22	$23.36	$17.11
Income from Investment Operations
Net investment income (loss) A,B	.36	.31	.35	.29	.17
Net realized and unrealized gain (loss)	.14	.78	1.38	(6.63)	6.40
Total from investment operations	.50	1.09	1.73	(6.34)	6.57
Distributions from net investment income	(.34)	(.39) C	(.37)	(.21)	(.17) C
Distributions from net realized gain	(.01)	(.02) C	(.70)	(.58)	(.15) C
Distributions from tax return of capital	-	(.28)	-	-	-
Total distributions	(.35)	(.70) D	(1.07)	(.80) D	(.32)
Net asset value, end of period	$17.42	$17.27	$16.88	$16.22	$23.36
Total Return E,F	2.90%	6.25%	10.89%	(27.69)%	38.64%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.85%	.87%	.89%	.89%	.89%
Expenses net of fee waivers, if any	.85%	.86%	.89%	.89%	.89%
Expenses net of all reductions, if any	.85%	.86%	.89%	.89%	.89%
Net investment income (loss)	2.03%	1.81%	2.24%	1.55%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$122,564	$132,894	$146,734	$97,994	$158,332
Portfolio turnover rate I	35%	37%	33%	53%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Real Estate Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.53	$17.13	$16.43	$23.66	$17.32
Income from Investment Operations
Net investment income (loss) A,B	.39	.35	.39	.33	.21
Net realized and unrealized gain (loss)	.15	.78	1.40	(6.73)	6.49
Total from investment operations	.54	1.13	1.79	(6.40)	6.70
Distributions from net investment income	(.37)	(.41) C	(.39)	(.24)	(.21) C
Distributions from net realized gain	(.01)	(.02) C	(.70)	(.59)	(.15) C
Distributions from tax return of capital	-	(.29)	-	-	-
Total distributions	(.38)	(.73) D	(1.09)	(.83)	(.36)
Net asset value, end of period	$17.69	$17.53	$17.13	$16.43	$23.66
Total Return E,F	3.06%	6.40%	11.12%	(27.58)%	38.92%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.68%	.70%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.68%	.69%	.71%	.72%	.71%
Expenses net of all reductions, if any	.68%	.69%	.71%	.72%	.71%
Net investment income (loss)	2.20%	1.98%	2.42%	1.72%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$141,408	$149,748	$152,390	$155,995	$245,326
Portfolio turnover rate I	35%	37%	33%	53%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Real Estate Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain corporate actions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$69,598,002
Gross unrealized depreciation	(17,640,130)
Net unrealized appreciation (depreciation)	$51,957,872
Tax Cost	$274,987,631

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$694,815
Undistributed long-term capital gain	$20,918,624
Net unrealized appreciation (depreciation) on securities and other investments	$51,957,872

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$6,740,112	$ 8,164,725
Long-term Capital Gains	-	489,357
Tax Return of Capital	-	5,865,047
Total	$6,740,112	$ 14,519,129
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Real Estate Portfolio	119,624,548	155,336,256
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$14,683
Service Class 2	316,383
$331,066
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Real Estate Portfolio	1,912

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Real Estate Portfolio	4,444,811	6,720,658	70,951
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Real Estate Portfolio	491
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Real Estate Portfolio	16	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Real Estate Portfolio
Distributions to shareholders
Initial Class	$1,055,902	$1,470,307
Service Class	296,836	330,209
Service Class 2	2,410,493	3,230,643
Investor Class	2,976,881	3,622,922
Total	$6,740,112	$8,654,081
Tax Return of Capital
Initial Class	$ -	$ 996,456
Service Class	-	223,790
Service Class 2	-	2,189,472
Investor Class	-	2,455,329
Total	$ -	$5,865,047

9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Real Estate Portfolio
Initial Class
Shares sold	276,479	286,432	$4,945,652	$4,939,915
Reinvestment of distributions	59,221	133,196	1,055,902	2,466,763
Shares redeemed	(944,453)	(841,742)	(16,901,064)	(14,914,743)
Net increase (decrease)	(608,753)	(422,114)	$(10,899,510)	$(7,508,065)
Service Class
Shares sold	291,144	246,992	$5,227,001	$4,144,348
Reinvestment of distributions	16,752	30,011	296,836	553,999
Shares redeemed	(288,734)	(213,285)	(5,192,619)	(3,726,005)
Net increase (decrease)	19,162	63,718	$331,218	$972,342
Service Class 2
Shares sold	739,252	1,207,599	$12,988,826	$21,224,802
Reinvestment of distributions	138,455	298,828	2,410,493	5,420,115
Shares redeemed	(1,536,226)	(2,502,450)	(26,957,251)	(43,505,342)
Net increase (decrease)	(658,519)	(996,023)	$(11,557,932)	$(16,860,425)
Investor Class
Shares sold	614,606	734,192	$10,982,690	$13,136,039
Reinvestment of distributions	168,376	330,319	2,976,881	6,078,252
Shares redeemed	(1,331,841)	(1,419,360)	(23,737,706)	(24,833,884)
Net increase (decrease)	(548,859)	(354,849)	$(9,778,135)	$(5,619,593)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Real Estate Portfolio	49	1	17
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Real Estate Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Real Estate Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $21,065,773, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $53,239 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.781992.123
VIPRE-ANN-0226
Fidelity® Variable Insurance Products:

VIP Materials Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Materials Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
BRAZIL - 1.2%
Materials - 1.2%
Metals & Mining - 1.2%
Wheaton Precious Metals Corp	6,700	787,667
CANADA - 5.2%
Materials - 5.2%
Metals & Mining - 5.2%
Agnico Eagle Mines Ltd/CA	3,900	661,370
Alamos Gold Inc Class A	8,800	339,805
Altius Minerals Corp	39,600	1,178,292
Capstone Copper Corp (b)	38,100	382,513
McEwen Inc (a)(b)	13,500	249,885
Metalla Royalty & Streaming Ltd (a)(b)	76,000	591,280

TOTAL CANADA		3,403,145
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Lundin Mining Corp	15,800	339,586
UNITED STATES - 87.2%
Materials - 87.2%
Chemicals - 49.7%
Air Products and Chemicals Inc	9,388	2,319,024
Balchem Corp	8,800	1,349,568
Chemours Co/The	36,200	426,798
Corteva Inc	40,200	2,694,606
Dow Inc	38,300	895,454
DuPont de Nemours Inc	8,000	321,600
Ecolab Inc	19,400	5,092,888
Ecovyst Inc (b)	20,700	201,411
Element Solutions Inc	16,500	412,335
HB Fuller Co	3,700	220,002
Huntsman Corp	20,500	205,000
Innospec Inc	2,900	221,966
Linde PLC	23,100	9,849,609
LyondellBasell Industries NV Class A1	39,100	1,693,030
Mosaic Co/The	104,400	2,514,996
Olin Corp	22,200	462,426
Quaker Chemical Corp	1,600	219,696
Sherwin-Williams Co/The	5,000	1,620,150
Solstice Advanced Materials Inc	38,100	1,850,898
Tronox Holdings PLC (a)	43,800	182,646
		32,754,103
Construction Materials - 11.8%
Amrize Ltd (United States) (a)	4,100	221,728
CRH PLC	28,000	3,494,400
Martin Marietta Materials Inc	3,326	2,070,967
Vulcan Materials Co	6,900	1,968,018
		7,755,113
Containers & Packaging - 6.0%
Avery Dennison Corp	4,500	818,460
Crown Holdings Inc (a)	7,400	761,978
Graphic Packaging Holding CO	18,900	284,634
Greif Inc Class A (a)	3,800	257,260
International Paper Co	31,900	1,256,541
Smurfit WestRock PLC	16,700	645,789
		4,024,662
Metals & Mining - 19.7%
Alcoa Corp	26,600	1,413,524
Cleveland-Cliffs Inc (a)(b)	49,200	653,376
Commercial Metals Co	9,400	650,668
Freeport-McMoRan Inc	30,540	1,551,127
Hecla Mining Co	41,700	800,223
Newmont Corp	39,600	3,954,060
Nucor Corp	15,000	2,446,650
Steel Dynamics Inc	8,900	1,508,105
		12,977,733
TOTAL UNITED STATES		57,511,611
ZAMBIA - 4.2%
Materials - 4.2%
Metals & Mining - 4.2%
First Quantum Minerals Ltd (b)	102,520	2,748,706
TOTAL COMMON STOCKS (Cost $50,017,762)		64,790,715

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.79	703,771	703,911
Fidelity Securities Lending Cash Central Fund (c)(d)	3.77	1,274,007	1,274,135
TOTAL MONEY MARKET FUNDS (Cost $1,978,096)			1,978,046

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $51,995,858)	66,768,761
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(802,398)
NET ASSETS - 100.0%	65,966,363

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	341,485	19,572,673	19,210,262	20,633	65	(50)	703,911	703,771	0.0%
Fidelity Securities Lending Cash Central Fund	-	29,974,453	28,700,289	1,437	(29)	-	1,274,135	1,274,007	0.0%
Total	341,485	49,547,126	47,910,551	22,070	36	(50)	1,978,046

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Materials	64,790,715	64,790,715	-	-

Money Market Funds	1,978,046	1,978,046	-	-
Total Investments in Securities:	66,768,761	66,768,761	-	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $1,227,216) - See accompanying schedule:
Unaffiliated issuers (cost $50,017,762)	$64,790,715
Fidelity Central Funds (cost $1,978,096)	1,978,046

Total Investment in Securities (cost $51,995,858)		$66,768,761
Receivable for fund shares sold		491,809
Dividends receivable		58,233
Distributions receivable from Fidelity Central Funds		2,857
Prepaid expenses		51
Total assets		67,321,711
Liabilities
Payable for fund shares redeemed	$187
Accrued management fee	34,539
Distribution and service plan fees payable	23
Other payables and accrued expenses	46,435
Collateral on securities loaned	1,274,164
Total liabilities		1,355,348
Net Assets		$65,966,363
Net Assets consist of:
Paid in capital		$52,493,935
Total accumulated earnings (loss)		13,472,428
Net Assets		$65,966,363

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($7,419,706 ÷ 482,581 shares)		$15.38
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($110,780 ÷ 7,225 shares)		$15.33
Investor Class :
Net Asset Value, offering price and redemption price per share ($58,435,877 ÷ 3,805,772 shares)		$15.35
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$949,981
Income from Fidelity Central Funds (including $1,437 from security lending)		22,070
Total income		972,051
Expenses
Management fee	$403,243
Distribution and service plan fees	185
Custodian fees and expenses	15,405
Independent trustees' fees and expenses	248
Audit fees	45,324
Legal	66
Miscellaneous	301
Total expenses		464,772
Net Investment income (loss)		507,279
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,050,392)
Fidelity Central Funds	36
Foreign currency transactions	(398)
Total net realized gain (loss)		(1,050,754)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,178,849
Fidelity Central Funds	(50)
Assets and liabilities in foreign currencies	2,010
Total change in net unrealized appreciation (depreciation)		7,180,809
Net gain (loss)		6,130,055
Net increase (decrease) in net assets resulting from operations		$6,637,334
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$507,279	$664,754
Net realized gain (loss)	(1,050,754)	9,930,201
Change in net unrealized appreciation (depreciation)	7,180,809	(11,839,720)
Net increase (decrease) in net assets resulting from operations	6,637,334	(1,244,765)
Distributions to shareholders	(10,747,391)	(1,076,801)

Share transactions - net increase (decrease)	7,939,128	(17,522,483)
Total increase (decrease) in net assets	3,829,071	(19,844,049)

Net Assets
Beginning of period	62,137,292	81,981,341
End of period	$65,966,363	$62,137,292

Financial Highlights
VIP Materials Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.53	$17.20	$16.24	$18.76	$14.17
Income from Investment Operations
Net investment income (loss) A,B	.13	.17	.23	.18	.14
Net realized and unrealized gain (loss)	1.58	(.57)	.99	(2.00)	4.58
Total from investment operations	1.71	(.40)	1.22	(1.82)	4.72
Distributions from net investment income	(.18)	(.21)	(.24)	(.19)	(.13)
Distributions from net realized gain	(2.69)	(.06)	(.03)	(.51)	-
Total distributions	(2.86) C	(.27)	(.26) C	(.70)	(.13)
Net asset value, end of period	$15.38	$16.53	$17.20	$16.24	$18.76
Total Return D,E	11.40%	(2.44)%	7.60%	(9.79)%	33.42%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68%	.67%	.69%	.69%	.68%
Expenses net of fee waivers, if any	.68%	.67%	.68%	.68%	.68%
Expenses net of all reductions, if any	.68%	.67%	.68%	.68%	.68%
Net investment income (loss)	.88%	.94%	1.36%	1.09%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$7,420	$8,252	$12,416	$14,941	$19,714
Portfolio turnover rate H	64%	84%	60%	63%	99%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Materials Portfolio Service Class 2

Years ended December 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$13.84
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	1.56
Total from investment operations	1.64
Distributions from net investment income	(.15)
Total distributions	(.15)
Net asset value, end of period	$15.33
Total Return D,E	11.91%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.91% H,I
Expenses net of fee waivers, if any	.91 % H,I
Expenses net of all reductions, if any	.91% H,I
Net investment income (loss)	.80% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$111
Portfolio turnover rate J	64%

AFor the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAudit fees are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Materials Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.52	$17.20	$16.23	$18.76	$14.16
Income from Investment Operations
Net investment income (loss) A,B	.12	.15	.22	.17	.13
Net realized and unrealized gain (loss)	1.57	(.57)	1.00	(2.01)	4.59
Total from investment operations	1.69	(.42)	1.22	(1.84)	4.72
Distributions from net investment income	(.17)	(.20)	(.22)	(.18)	(.12)
Distributions from net realized gain	(2.69)	(.06)	(.03)	(.51)	-
Total distributions	(2.86)	(.26)	(.25)	(.69)	(.12)
Net asset value, end of period	$15.35	$16.52	$17.20	$16.23	$18.76
Total Return C,D	11.24%	(2.54)%	7.58%	(9.91)%	33.40%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76%	.76%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76%	.75%	.76%	.76%	.76%
Expenses net of all reductions, if any	.76%	.75%	.76%	.76%	.76%
Net investment income (loss)	.81%	.86%	1.29%	1.01%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$58,436	$53,885	$69,566	$82,473	$94,673
Portfolio turnover rate G	64%	84%	60%	63%	99%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Materials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Service Class 2 shares on April 25, 2025. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,125,268
Gross unrealized depreciation	(1,947,449)
Net unrealized appreciation (depreciation)	$14,177,819
Tax Cost	$52,590,942

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$235,079
Capital loss carryforward	$(940,273)
Net unrealized appreciation (depreciation) on securities and other investments	$14,177,621

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(940,273)
Long-term	-
Total capital loss carryforward	$(940,273)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$710,781	$818,339
Long-term Capital Gains	10,036,610	258,462
Total	$10,747,391	$1,076,801
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Materials Portfolio	39,721,957	42,864,763
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class 2	$185

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Materials Portfolio	1,341

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Materials Portfolio	1,272,995	936,436	52,000
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Materials Portfolio	88
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Materials Portfolio	133	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025A	Year ended December 31, 2024
VIP Materials Portfolio
Distributions to shareholders
Initial Class	$1,374,986	$162,276
Service Class 2	1,098	-
Investor Class	9,371,307	914,525
Total	$10,747,391	$1,076,801

A Distributions for Service Class 2 are for the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025A	Year ended December 31, 2024	Year ended December 31, 2025A	Year ended December 31, 2024
VIP Materials Portfolio
Initial Class
Shares sold	30,304	36,161	$460,132	$657,825
Reinvestment of distributions	93,865	9,322	1,374,986	162,276
Shares redeemed	(140,857)	(267,977)	(2,106,585)	(4,764,984)
Net increase (decrease)	(16,688)	(222,494)	$(271,467)	$(3,944,883)
Service Class 2
Shares sold	7,225	-	$100,000	$ -
Net increase (decrease)	7,225	-	$100,000	$ -
Investor Class
Shares sold	663,404	408,405	$9,967,967	$7,471,639
Reinvestment of distributions	640,161	52,444	9,371,306	914,525
Shares redeemed	(759,987)	(1,244,180)	(11,228,678)	(21,963,764)
Net increase (decrease)	543,578	(783,331)	$8,110,595	$(13,577,600)

A Share transactions for Service Class 2 are for the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Materials Portfolio	100
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Materials Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Materials Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $12,717 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.
Initial class designates 100% and 97%; Investor Class designates 100% and 98%; and Service Class 2 designates 0%, and 88%; of the dividends distributed in February and December 2025, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.850999.118
VMATP-ANN-0226
Fidelity® Variable Insurance Products:

VIP Industrials Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Industrials Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
UNITED STATES - 99.2%
Industrials - 99.2%
Aerospace & Defense - 29.9%
Axon Enterprise Inc (a)	8,600	4,884,198
Beta Technologies Inc Class A (a)	1,700	47,957
Boeing Co (a)	92,939	20,178,916
GE Aerospace	90,356	27,832,359
General Dynamics Corp	16,800	5,655,888
HEICO Corp Class A	15,800	3,988,394
Howmet Aerospace Inc	81,088	16,624,662
RTX Corp	32,600	5,978,840
StandardAero Inc (a)	119,009	3,413,178
Textron Inc	19,000	1,656,230
TransDigm Group Inc	5,600	7,447,160
		97,707,782
Air Freight & Logistics - 1.1%
CH Robinson Worldwide Inc	23,500	3,777,860
Building Products - 8.1%
Carlisle Cos Inc	6,996	2,237,740
Johnson Controls International plc	43,864	5,252,714
Simpson Manufacturing Co Inc	19,130	3,088,921
Trane Technologies PLC	40,524	15,771,941
		26,351,316
Commercial Services & Supplies - 3.9%
Cintas Corp	37,200	6,996,204
Waste Connections Inc (United States)	33,500	5,874,560
		12,870,764
Construction & Engineering - 3.7%
Comfort Systems USA Inc	5,100	4,759,779
Quanta Services Inc	17,300	7,301,638
		12,061,417
Electrical Equipment - 12.1%
Acuity Inc	9,700	3,492,388
AMETEK Inc	28,600	5,871,866
Eaton Corp PLC	33,724	10,741,431
GE Vernova Inc	29,789	19,469,197
		39,574,882
Ground Transportation - 6.2%
CSX Corp	27,036	980,055
Knight-Swift Transportation Holdings Inc	88,400	4,621,552
Old Dominion Freight Line Inc	32,100	5,033,280
Uber Technologies Inc (a)	87,550	7,153,711
XPO Inc (a)	18,800	2,555,108
		20,343,706
Industrial Conglomerates - 1.9%
3M Co	40,400	6,468,040
Machinery - 25.4%
Caterpillar Inc	13,000	7,447,310
Cummins Inc	30,000	15,313,500
Deere & Co	13,900	6,471,423
Dover Corp	42,140	8,227,414
Ingersoll Rand Inc	132,832	10,522,951
ITT Inc	53,800	9,334,838
Parker-Hannifin Corp	17,580	15,452,117
RBC Bearings Inc (a)	6,200	2,780,265
Westinghouse Air Brake Technologies Corp	34,900	7,449,405
		82,999,223
Professional Services - 2.4%
CACI International Inc (a)	5,900	3,143,579
KBR Inc	52,200	2,098,440
Leidos Holdings Inc	13,928	2,512,611
		7,754,630
Trading Companies & Distributors - 4.5%
Core & Main Inc Class A (a)	65,900	3,424,823
United Rentals Inc	9,700	7,850,404
WW Grainger Inc	3,564	3,596,254
		14,871,481
TOTAL UNITED STATES		324,781,101
TOTAL COMMON STOCKS (Cost $213,225,242)		324,781,101

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b)	3.79	2,624,808	2,625,333
Fidelity Securities Lending Cash Central Fund (b)(c)	3.77	93	93
TOTAL MONEY MARKET FUNDS (Cost $2,625,527)			2,625,426

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $215,850,769)	327,406,527
NET OTHER ASSETS (LIABILITIES) - 0.0%	(155,374)
NET ASSETS - 100.0%	327,251,153

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,376,385	94,265,580	94,016,442	77,004	(89)	(101)	2,625,333	2,624,808	0.0%
Fidelity Securities Lending Cash Central Fund	33,599	84,120,805	84,154,305	2,476	(6)	-	93	93	0.0%
Total	2,409,984	178,386,385	178,170,747	79,480	(95)	(101)	2,625,426

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	324,781,101	324,781,101	-	-

Money Market Funds	2,625,426	2,625,426	-	-
Total Investments in Securities:	327,406,527	327,406,527	-	-

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	69,979	69,979	-	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $213,225,242)	$324,781,101
Fidelity Central Funds (cost $2,625,527)	2,625,426

Total Investment in Securities (cost $215,850,769)		$327,406,527
Cash		37,809
Unrealized appreciation on unfunded commitments		69,979
Receivable for fund shares sold		174,875
Dividends receivable		96,200
Distributions receivable from Fidelity Central Funds		7,577
Prepaid expenses		250
Total assets		327,793,217
Liabilities
Payable for fund shares redeemed	$318,802
Accrued management fee	176,423
Distribution and service plan fees payable	26
Audit fee payable	37,174
Other payables and accrued expenses	9,639
Total liabilities		542,064
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$327,251,153
Net Assets consist of:
Paid in capital		$204,683,770
Total accumulated earnings (loss)		122,567,383
Net Assets		$327,251,153

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($42,182,816 ÷ 1,381,861 shares)		$30.53
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($126,345 ÷ 4,148 shares)		$30.46
Investor Class :
Net Asset Value, offering price and redemption price per share ($284,941,992 ÷ 9,460,781 shares)		$30.12
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$2,102,578
Income from Fidelity Central Funds (including $2,476 from security lending)		79,480
Total income		2,182,058
Expenses
Management fee	$1,863,015
Distribution and service plan fees	205
Custodian fees and expenses	16,402
Independent trustees' fees and expenses	1,091
Audit fees	42,904
Legal	971
Interest	783
Miscellaneous	5,275
Total expenses before reductions	1,930,646
Expense reductions	(256)
Total expenses after reductions		1,930,390
Net Investment income (loss)		251,668
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,241,687
Fidelity Central Funds	(95)
Total net realized gain (loss)		12,241,592
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	46,431,365
Fidelity Central Funds	(101)
Unfunded commitments	69,979
Total change in net unrealized appreciation (depreciation)		46,501,243
Net gain (loss)		58,742,835
Net increase (decrease) in net assets resulting from operations		$58,994,503
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$251,668	$535,784
Net realized gain (loss)	12,241,592	9,536,964
Change in net unrealized appreciation (depreciation)	46,501,243	30,970,420
Net increase (decrease) in net assets resulting from operations	58,994,503	41,043,168
Distributions to shareholders	(8,438,999)	(17,067,778)

Share transactions - net increase (decrease)	37,402,576	31,543,101
Total increase (decrease) in net assets	87,958,080	55,518,491

Net Assets
Beginning of period	239,293,073	183,774,582
End of period	$327,251,153	$239,293,073

Financial Highlights
VIP Industrials Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.35	$22.40	$18.23	$23.44	$23.29
Income from Investment Operations
Net investment income (loss) A,B	.04	.08 C	.06 D	.05 E	(.02)
Net realized and unrealized gain (loss)	6.02	4.94	4.17	(2.43)	3.57
Total from investment operations	6.06	5.02	4.23	(2.38)	3.55
Distributions from net investment income	(.03)	(.17)	(.06)	(.03)	-
Distributions from net realized gain	(.86)	(1.90)	-	(2.79)	(3.40)
Total distributions	(.88) F	(2.07)	(.06)	(2.83) F	(3.40)
Net asset value, end of period	$30.53	$25.35	$22.40	$18.23	$23.44
Total Return G,H	24.52%	23.64%	23.25%	(10.30)%	17.09%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.60%	.61%	.66%	.66%	.66%
Expenses net of fee waivers, if any	.60%	.61%	.66%	.66%	.66%
Expenses net of all reductions, if any	.60%	.61%	.66%	.66%	.66%
Net investment income (loss)	.14%	.32% C	.33% D	.28% E	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$42,183	$34,211	$28,377	$25,557	$31,026
Portfolio turnover rate K	45%	33%	162%	83%	197%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .18%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .15%.
FTotal distributions per share do not sum due to rounding.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Industrials Portfolio Service Class 2

Years ended December 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$24.11
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	6.38
Total from investment operations	6.38
Distributions from net investment income	(.03)
Total distributions	(.03)
Net asset value, end of period	$30.46
Total Return E,F,G	26.45%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.85% J,K
Expenses net of fee waivers, if any	.85 % J,K
Expenses net of all reductions, if any	.85% J,K
Net investment income (loss)	(.03)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$126
Portfolio turnover rate L	45%

AFor the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAudit fees are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Industrials Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.03	$22.15	$18.02	$23.22	$23.10
Income from Investment Operations
Net investment income (loss) A,B	.02	.06 C	.05 D	.04 E	(.04)
Net realized and unrealized gain (loss)	5.94	4.88	4.13	(2.43)	3.55
Total from investment operations	5.96	4.94	4.18	(2.39)	3.51
Distributions from net investment income	(.01)	(.16)	(.05)	(.02)	-
Distributions from net realized gain	(.86)	(1.90)	-	(2.79)	(3.39)
Total distributions	(.87)	(2.06)	(.05)	(2.81)	(3.39)
Net asset value, end of period	$30.12	$25.03	$22.15	$18.02	$23.22
Total Return F,G	24.42%	23.54%	23.21%	(10.42)%	17.03%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.68%	.69%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.68%	.69%	.73%	.73%	.74%
Expenses net of all reductions, if any	.68%	.69%	.73%	.73%	.74%
Net investment income (loss)	.08%	.24% C	.26% D	.20% E	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$284,942	$205,082	$155,397	$128,115	$146,886
Portfolio turnover rate J	45%	33%	162%	83%	197%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Industrials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund commenced sale of Service Class 2 shares on April 25,
2025. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$115,702,916
Gross unrealized depreciation	(4,569,368)
Net unrealized appreciation (depreciation)	$111,133,548
Tax Cost	$216,342,958

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$148,522
Undistributed long-term capital gain	$11,285,313
Net unrealized appreciation (depreciation) on securities and other investments	$111,133,548

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$160,586	$ 3,009,800
Long-term Capital Gains	8,278,413	14,057,978
Total	$8,438,999	$ 17,067,778

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation) ($)
VIP Industrials Portfolio	CompoSecure, Inc. Class A	1,659,765	69,979
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Industrials Portfolio	158,351,606	128,527,455

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class 2	$205

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Industrials Portfolio	1,399

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Industrials Portfolio	Borrower	6,455,000	4.37%	783

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Industrials Portfolio	7,955,988	3,736,656	486,455
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Industrials Portfolio	357
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Industrials Portfolio	260	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $256.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025A	Year ended December 31, 2024
VIP Industrials Portfolio
Distributions to shareholders
Initial Class	1,166,620	2,588,088
Service Class 2	112	-
Investor Class	7,272,267	14,479,690
Total	$8,438,999	$17,067,778

A Distributions for Service Class 2 are for the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025A	Year ended December 31, 2024	Year ended December 31, 2025A	Year ended December 31, 2024
VIP Industrials Portfolio
Initial Class
Shares sold	268,647	205,460	$7,542,669	$5,105,951
Reinvestment of distributions	44,843	114,210	1,166,620	2,588,088
Shares redeemed	(281,383)	(236,572)	(7,784,928)	(5,571,825)
Net increase (decrease)	32,107	83,098	$924,361	$2,122,214
Service Class 2
Shares sold	4,148	-	$100,000	$ -
Net increase (decrease)	4,148	-	$100,000	$ -
Investor Class
Shares sold	2,854,602	1,964,464	$80,179,662	$48,519,896
Reinvestment of distributions	283,761	645,517	7,272,267	14,479,690
Shares redeemed	(1,871,659)	(1,430,375)	(51,073,714)	(33,578,699)
Net increase (decrease)	1,266,704	1,179,606	$36,378,215	$29,420,887

A Share transactions for Service Class 2 are for the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Industrials Portfolio	100
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Industrials Portfolio

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Industrials Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31,2025, $11,296,725, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 3% and 100%; Investor Class designates 3% and 100%; and Service Class 2 designates 0% and 100% of the dividends distributed in February and December 2025, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817361.120
VCYLIC-ANN-0226
Fidelity® Variable Insurance Products:

VIP Health Care Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Health Care Portfolio
Consolidated Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
BELGIUM - 2.7%
Health Care - 2.7%
Pharmaceuticals - 2.7%
UCB SA	104,500	29,302,084
CANADA - 0.9%
Health Care - 0.9%
Biotechnology - 0.9%
Xenon Pharmaceuticals Inc (e)	230,000	10,308,600
DENMARK - 2.2%
Health Care - 2.2%
Biotechnology - 2.2%
Ascendis Pharma A/S ADR (e)	110,000	23,456,400
Galecto Inc (e)(f)	28,878	664,483

TOTAL DENMARK		24,120,883
FRANCE - 0.6%
Health Care - 0.6%
Life Sciences Tools & Services - 0.6%
Sartorius Stedim Biotech	25,000	6,169,800
GERMANY - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
BioNTech SE ADR (e)	74,000	7,044,800
Tubulis GmbH (b)(c)(d)	2,100	749,754

TOTAL GERMANY		7,794,554
JAPAN - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Eisai Co Ltd	95,000	2,820,632
NETHERLANDS - 4.1%
Health Care - 4.1%
Biotechnology - 3.8%
Argenx SE ADR (e)	40,800	34,310,760
Newamsterdam Pharma Co NV (e)(f)	115,000	4,034,200
uniQure NV (e)	150,000	3,589,500
		41,934,460
Pharmaceuticals - 0.3%
Pharvaris NV (e)	123,996	3,440,889
TOTAL NETHERLANDS		45,375,349
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Immunocore Holdings PLC ADR (e)(f)	84,000	2,915,640
UNITED STATES - 86.1%
Health Care - 86.1%
Biotechnology - 26.8%
AbbVie Inc	146,000	33,359,540
Acumen Pharmaceuticals Inc (e)	180,000	379,800
Alnylam Pharmaceuticals Inc (e)	69,000	27,437,850
Annexon Inc (e)(f)	200,000	1,004,000
Apogee Therapeutics Inc (e)	16,377	1,236,136
BeOne Medicines Ltd ADR (e)	15,000	4,557,150
Biogen Inc (e)	42,500	7,479,575
Caris Life Sciences Inc (e)	385,000	10,387,300
Centessa Pharmaceuticals PLC ADR (e)	280,000	7,002,800
CG oncology Inc (e)(f)	140,000	5,812,800
Cogent Biosciences Inc (e)	450,000	15,984,000
Cytokinetics Inc (e)(f)	140,000	8,895,600
CytomX Therapeutics Inc (e)	600,000	2,556,000
Disc Medicine Inc (e)	118,000	9,370,380
Gilead Sciences Inc	128,000	15,710,720
Immunome Inc (e)	6,900	148,212
Insmed Inc (e)	43,500	7,570,740
Jade Biosciences Inc	60,000	925,800
Kiniksa Pharmaceuticals International Plc Class A (e)	60,000	2,475,000
Kymera Therapeutics Inc (e)	13,800	1,073,778
Legend Biotech Corp ADR (e)	500,000	10,870,000
Mineralys Therapeutics Inc (e)	175,000	6,350,750
Moderna Inc (e)	350,000	10,321,500
Nuvalent Inc Class A (e)	122,335	12,305,678
Olema Pharmaceuticals Inc (e)	160,000	4,000,000
Oruka Therapeutics Inc (e)	160,059	4,851,388
Oruka Therapeutics Inc (e)	17,500	530,425
Praxis Precision Medicines Inc (e)	25,000	7,368,500
Revolution Medicines Inc (e)	90,800	7,232,220
Scholar Rock Holding Corp (e)	26,600	1,171,730
Soleno Therapeutics Inc (e)(f)	67,000	3,102,100
Spyre Therapeutics Inc (e)(f)	137,500	4,504,500
Stoke Therapeutics Inc (e)	150,000	4,761,000
Summit Therapeutics Inc (e)	180,000	3,148,200
Travere Therapeutics Inc (e)	100,000	3,821,000
Ultragenyx Pharmaceutical Inc (e)	11,589	266,547
Upstream Bio Inc (e)	168,000	4,561,200
Vaxcyte Inc (e)	176,000	8,120,640
Veracyte Inc (e)	169,000	7,114,900
Viking Therapeutics Inc (e)(f)	118,000	4,151,240
Viridian Therapeutics Inc (e)	485,606	15,112,059
Zenas Biopharma Inc (e)	165,000	5,991,150
Zenas Biopharma Inc (c)	38,208	1,387,332
		294,411,240
Health Care Equipment & Supplies - 19.6%
Boston Scientific Corp (e)	675,000	64,361,250
Edwards Lifesciences Corp (e)	280,000	23,870,000
Insulet Corp (e)	70,000	19,896,800
Intuitive Surgical Inc (e)	16,400	9,288,304
Kestra Medical Technologies Ltd	160,000	4,243,200
Masimo Corp (e)	215,000	27,962,900
Medical Microinstruments Inc/Italy warrants 2/16/2031 (c)(d)(e)	2,363	28,569
Medline Inc Class A	141,500	5,943,000
Outset Medical Inc (e)	280,000	1,038,800
Penumbra Inc (e)	140,000	43,527,400
PROCEPT BioRobotics Corp (e)(f)	15,000	471,900
Saluda Medical Inc (c)(g)	50,407	479,357
Saluda Medical Inc depository receipt	300,000	285,292
Shoulder Innovations Inc (c)(g)	73,451	1,050,349
Shoulder Innovations Inc	16,100	230,230
Stryker Corp	37,500	13,180,125
		215,857,476
Health Care Providers & Services - 9.1%
Alignment Healthcare Inc (e)	360,000	7,110,000
Astrana Health Inc (e)	90,000	2,232,900
BrightSpring Health Services Inc (e)(f)	350,000	13,107,500
Cigna Group/The	28,000	7,706,440
CVS Health Corp	360,000	28,569,600
LifeStance Health Group Inc (e)	680,000	4,787,200
Omada Health Inc	150,000	2,367,000
Privia Health Group Inc (e)	400,000	9,484,000
Surgery Partners Inc (e)	168,000	2,595,600
UnitedHealth Group Inc	66,500	21,952,315
		99,912,555
Health Care Technology - 3.3%
HeartFlow Inc (g)	101,072	2,946,249
Veeva Systems Inc Class A (e)	100,000	22,323,000
Waystar Holding Corp (e)	375,000	12,281,250
		37,550,499
Life Sciences Tools & Services - 11.3%
10X Genomics Inc Class A (e)	365,000	5,953,150
Danaher Corp	305,000	69,820,600
IQVIA Holdings Inc (e)	72,800	16,409,848
Repligen Corp (e)	69,000	11,306,340
Thermo Fisher Scientific Inc	36,800	21,323,760
		124,813,698
Pharmaceuticals - 16.0%
Amylyx Pharmaceuticals Inc (e)	260,000	3,140,800
Axsome Therapeutics Inc (e)	18,000	3,287,520
Contineum Therapeutics Inc Class A (e)	80,000	914,400
Crinetics Pharmaceuticals Inc (e)	218,000	10,147,900
Eli Lilly & Co	69,000	74,152,920
Enliven Therapeutics Inc (e)(f)	220,000	3,388,000
Johnson & Johnson	108,000	22,350,600
Merck & Co Inc	154,000	16,210,040
Ocular Therapeutix Inc (e)	67,340	817,508
Rapport Therapeutics Inc (e)	50,000	1,517,000
Roche Holding AG non-voting shares	25,000	10,324,257
Royalty Pharma PLC Class A	260,000	10,046,400
Structure Therapeutics Inc ADR (e)	128,000	8,902,400
Trevi Therapeutics Inc (e)	150,000	1,878,000
WaVe Life Sciences Ltd (e)	500,000	8,500,000
		175,577,745
TOTAL UNITED STATES		948,123,213
TOTAL COMMON STOCKS (Cost $674,122,717)		1,076,930,755

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Kardium Inc/US 10% 12/31/2026 (c)(d)	598,968	692,167
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (c)(d)(h)	353,945	375,040
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (c)(d)	261,532	334,160
TOTAL UNITED STATES		1,401,367
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,360,702)		1,401,367

Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (c)(d)(e)	39,228	313,038
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Galecto Inc Series C	100	2,301,000
ISRAEL - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
InSightec Ltd Series G (c)(d)(e)	1,824,838	1,368,629
UNITED STATES - 1.1%
Health Care - 1.1%
Biotechnology - 0.5%
Asimov Inc Series B (c)(d)(e)	13,047	359,445
Cleerly Inc Series C (c)(d)(e)	179,891	2,252,236
Element Biosciences Inc Series C (c)(d)(e)	72,178	544,944
Element Biosciences Inc Series D (c)(d)(e)	73,131	340,059
Element Biosciences Inc Series D1 (c)(d)(e)	73,131	340,059
ElevateBio LLC Series C (c)(d)(e)	31,200	59,592
Endeavor BioMedicines Inc Series C (c)(d)(e)	208,016	1,356,265
		5,252,600
Health Care Equipment & Supplies - 0.3%
Kardium Inc/US Series D-7 (d)	2,440,148	1,390,884
Kardium Inc/US Series D-7 (c)(d)	534,070	304,420
Kardium Inc/US Series D-7 (d)	111,115	63,336
Medical Microinstruments Inc/Italy Series C (c)(d)(e)	47,257	1,598,704
		3,357,344
Health Care Technology - 0.2%
Aledade Inc Series B1 (c)(d)(e)	24,966	836,611
Aledade Inc Series E1 (c)(d)(e)	10,776	361,103
Candid Therapeutics Series B (c)(d)(e)	491,360	569,978
Wugen Inc Series B (c)(d)(e)	57,585	91,560
		1,859,252
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (c)(d)(e)	505,495	363,956
Galvanize Therapeutics Series C-1 (c)(d)	870,897	383,195
		747,151
TOTAL HEALTH CARE		11,216,347
Materials - 0.0%
Chemicals - 0.0%
Manus Bio Inc Series One-6 (c)(d)	132,642	440,371
TOTAL UNITED STATES		11,656,718
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,472,905)		15,639,385

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.79	5,556,540	5,557,651
Fidelity Securities Lending Cash Central Fund (i)(j)	3.77	21,923,143	21,925,335
TOTAL MONEY MARKET FUNDS (Cost $27,483,406)			27,482,986

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $721,439,730)	1,121,454,493
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(20,870,356)
NET ASSETS - 100.0%	1,100,584,137

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,980,893 or 1.5% of net assets.

(d)	Level 3 security.
(e)	Non-income producing.
(f)	Security or a portion of the security is on loan at period end.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $4,475,955 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	955,966

Aledade Inc Series E1	5/20/2022	536,800

Asimov Inc Series B	10/29/2021	1,209,205

Candid Therapeutics Series B	8/27/2024	589,632

Cleerly Inc Series C	7/8/2022	2,119,224

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	557,161

Element Biosciences Inc Series C	6/21/2021	1,483,742

Element Biosciences Inc Series D	6/28/2024	573,588

Element Biosciences Inc Series D1	6/28/2024	573,588

ElevateBio LLC Series C	3/9/2021	130,884

Endeavor BioMedicines Inc Series C	4/22/2024	1,357,221

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	334,160

Galvanize Therapeutics Series B	3/29/2022	875,156

Galvanize Therapeutics Series C-1	7/7/2025	383,195

InSightec Ltd Series G	6/17/2024	1,620,091

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 10/1/2025	672,597

Kardium Inc/US Series D-7	8/6/2024	259,254

Manus Bio Inc Series One-6	3/30/2021	1,391,325

Medical Microinstruments Inc/Italy Series C	2/16/2024	1,575,251

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Saluda Medical Inc	3/12/2023 - 10/30/2025	1,865,350

Shoulder Innovations Inc	7/18/2025	1,047,600

Tubulis GmbH	12/11/2025	749,020

Wugen Inc 0% 12/31/2199	6/14/2024	353,945

Wugen Inc Series B	7/9/2021	446,566

Zenas Biopharma Inc	10/8/2025	725,952

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
HeartFlow Inc	2/4/2026

Saluda Medical Inc	3/31/2027

Shoulder Innovations Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,376,143	228,842,208	228,660,281	424,269	1	(420)	5,557,651	5,556,540	0.0%
Fidelity Securities Lending Cash Central Fund	23,220,676	274,747,976	276,044,170	294,879	853	-	21,925,335	21,923,143	0.1%
Total	28,596,819	503,590,184	504,704,451	719,148	854	(420)	27,482,986

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	1,076,930,755	1,063,007,543	13,144,889	778,323

Convertible Corporate Bonds
Health Care	1,401,367	-	-	1,401,367

Convertible Preferred Stocks
Health Care	15,199,014	2,301,000	-	12,898,014
Materials	440,371	-	-	440,371

Money Market Funds	27,482,986	27,482,986	-	-
Total Investments in Securities:	1,121,454,493	1,092,791,529	13,144,889	15,518,075
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2025 ($)
Common Stocks	761,776	-	692,335	749,020	(1,424,808)	-	-	-	778,323	749,305
Convertible Preferred Stocks	15,610,999	(13,978)	2,287,422	3,150,140	(7,696,198)	-	-	-	13,338,385	(1,398,912)
Convertible Corporate Bonds	920,429	222,955	(31,419)	1,006,757	(717,355)	-	-	-	1,401,367	21,729
Preferred Securities	1,870,708	-	58,697	108,434	(2,037,839)	-	-	-	-	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $21,652,509) - See accompanying schedule:
Unaffiliated issuers (cost $693,956,324)	$1,093,971,507
Fidelity Central Funds (cost $27,483,406)	27,482,986

Total Investment in Securities (cost $721,439,730)		$1,121,454,493
Foreign currency held at value (cost $102)		102
Receivable for investments sold		2,504,536
Receivable for fund shares sold		186,280
Dividends receivable		454,375
Interest receivable		69,980
Distributions receivable from Fidelity Central Funds		87,446
Prepaid expenses		779
Other receivables		2,409
Total assets		1,124,760,400
Liabilities
Payable for investments purchased	$1,092,182
Payable for fund shares redeemed	448,681
Accrued management fee	580,341
Distribution and service plan fees payable	74,047
Other payables and accrued expenses	62,229
Collateral on securities loaned	21,918,783
Total liabilities		24,176,263
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$1,100,584,137
Net Assets consist of:
Paid in capital		$616,516,195
Total accumulated earnings (loss)		484,067,942
Net Assets		$1,100,584,137

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($111,971,261 ÷ 2,923,098 shares)		$38.31
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($346,500,401 ÷ 9,164,426 shares)		$37.81
Investor Class :
Net Asset Value, offering price and redemption price per share ($642,112,475 ÷ 17,005,236 shares)		$37.76
Consolidated Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$5,084,923
Interest		38,133
Income from Fidelity Central Funds (including $294,879 from security lending)		719,148
Total income		5,842,204
Expenses
Management fee	$6,410,425
Distribution and service plan fees	805,703
Custodian fees and expenses	69,002
Independent trustees' fees and expenses	4,056
Audit fees	46,594
Legal	2,294
Miscellaneous	16,954
Total expenses		7,355,028
Net Investment income (loss)		(1,512,824)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	92,175,166
Fidelity Central Funds	854
Foreign currency transactions	450
Total net realized gain (loss)		92,176,470
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	47,507,588
Fidelity Central Funds	(420)
Unfunded commitments	18,795
Assets and liabilities in foreign currencies	26,428
Total change in net unrealized appreciation (depreciation)		47,552,391
Net gain (loss)		139,728,861
Net increase (decrease) in net assets resulting from operations		$138,216,037
Consolidated Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,512,824)	$(1,257,562)
Net realized gain (loss)	92,176,470	101,818,224
Change in net unrealized appreciation (depreciation)	47,552,391	(39,798,223)
Net increase (decrease) in net assets resulting from operations	138,216,037	60,762,439
Distributions to shareholders	(76,371,813)	-

Share transactions - net increase (decrease)	(26,258,918)	(141,342,473)
Total increase (decrease) in net assets	35,585,306	(80,580,034)

Net Assets
Beginning of period	1,064,998,831	1,145,578,865
End of period	$1,100,584,137	$1,064,998,831

Consolidated Financial Highlights
VIP Health Care Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$36.03	$34.27	$32.87	$40.05	$38.41
Income from Investment Operations
Net investment income (loss) A,B	(.01)	- C	- C	(.02)	(.01)
Net realized and unrealized gain (loss)	4.94	1.76	1.40	(4.96)	4.39
Total from investment operations	4.93	1.76	1.40	(4.98)	4.38
Distributions from net investment income	(.14)	-	-	-	(.04)
Distributions from net realized gain	(2.51)	-	-	(2.20)	(2.71)
Total distributions	(2.65)	-	-	(2.20)	(2.74) D
Net asset value, end of period	$38.31	$36.03	$34.27	$32.87	$40.05
Total Return E,F	14.39%	5.14%	4.26%	(12.41)%	11.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.59%	.60%	.63%	.63%	.63%
Expenses net of fee waivers, if any	.59%	.59%	.62%	.63%	.63%
Expenses net of all reductions, if any	.59%	.59%	.62%	.63%	.63%
Net investment income (loss)	(.02)%	.01%	(.01)%	(.06)%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$111,971	$110,555	$121,129	$132,871	$172,092
Portfolio turnover rate I	65%	44%	49%	43%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Health Care Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$35.61	$33.96	$32.65	$39.89	$38.29
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.09)	(.08)	(.10)	(.11)
Net realized and unrealized gain (loss)	4.86	1.74	1.39	(4.94)	4.38
Total from investment operations	4.77	1.65	1.31	(5.04)	4.27
Distributions from net investment income	(.06)	-	-	-	(.02)
Distributions from net realized gain	(2.51)	-	-	(2.20)	(2.65)
Total distributions	(2.57)	-	-	(2.20)	(2.67)
Net asset value, end of period	$37.81	$35.61	$33.96	$32.65	$39.89
Total Return C,D	14.10%	4.86%	4.01%	(12.62)%	11.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.84%	.85%	.88%	.88%	.88%
Expenses net of fee waivers, if any	.84%	.85%	.87%	.88%	.87%
Expenses net of all reductions, if any	.84%	.85%	.87%	.88%	.87%
Net investment income (loss)	(.27)%	(.25)%	(.26)%	(.31)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$346,500	$309,393	$292,411	$246,472	$275,392
Portfolio turnover rate G	65%	44%	49%	43%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Health Care Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$35.56	$33.85	$32.48	$39.64	$38.04
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.03)	(.03)	(.04)	(.04)
Net realized and unrealized gain (loss)	4.85	1.74	1.40	(4.92)	4.35
Total from investment operations	4.82	1.71	1.37	(4.96)	4.31
Distributions from net investment income	(.11)	-	-	-	(.03)
Distributions from net realized gain	(2.51)	-	-	(2.20)	(2.68)
Total distributions	(2.62)	-	-	(2.20)	(2.71)
Net asset value, end of period	$37.76	$35.56	$33.85	$32.48	$39.64
Total Return C,D	14.27%	5.05%	4.22%	(12.49)%	11.66%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.67%	.67%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.67%	.67%	.70%	.70%	.70%
Expenses net of all reductions, if any	.67%	.67%	.70%	.70%	.70%
Net investment income (loss)	(.10)%	(.07)%	(.08)%	(.14)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$642,112	$645,051	$732,038	$814,240	$975,143
Portfolio turnover rate G	65%	44%	49%	43%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Health Care Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$778,323	Market approach	Transaction price	$33.33 - $357.03 / $345.14	Increase
		Black scholes	Discount rate	3.4% - 3.7% / 3.4%	Increase
			Term	2.0 - 5.0 / 2.1	Increase
			Volatility	70.0% - 90.0% / 89.3%	Increase
Convertible Corporate Bonds	$1,401,367	Market approach	Transaction price	$100.00	Increase
			Probability rate	100.0%	Increase
		Black scholes	Discount rate	3.6% - 3.7% / 3.6%	Increase
			Term	1.0 - 3.0 / 2.5	Increase
			Volatility	60.0% - 110.0% / 74.6%	Increase
Convertible Preferred Stocks	$13,338,385	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.5 - 12.0 / 5.1	Increase
		Market approach	Transaction price	$0.65 - $33.33 / $11.17	Increase
			Discount rate	5.0% - 40.0% / 26.1%	Decrease
			Premium rate	10.0% - 20.0% / 11.6%	Increase
		Black scholes	Discount rate	3.4% - 3.7% / 3.6%	Increase
			Term	2.0 - 5.0 / 3.1	Increase
			Volatility	45.0% - 110.0% / 66.2%	Increase
A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$431,246,263
Gross unrealized depreciation	(35,832,040)
Net unrealized appreciation (depreciation)	$395,414,223
Tax Cost	$726,040,270

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$90,155,395
Net unrealized appreciation (depreciation) on securities and other investments	$395,436,240

The Fund intends to elect to defer to its next fiscal year $1,523,692 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$2,821,906	$-
Long-term Capital Gains	73,549,907	-
Total	$76,371,813	$-

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via reorganization, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable. The total amount of commitments outstanding at period end is presented in the table below.

Investment to be Acquired	Shares	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Freenome Holdings, Inc.	54,857	548,570	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
VIP Health Care Portfolio	749,754.07

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Health Care Portfolio	670,735,552	775,346,424
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class 2	$805,703

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Health Care Portfolio	24,383

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Health Care Portfolio	64,703,236	54,472,007	5,342,232
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Health Care Portfolio	1,429
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Health Care Portfolio	31,253	6,036	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Health Care Portfolio
Distributions to shareholders
Initial Class	$7,757,404	$ -
Service Class 2	22,592,372	-
Investor Class	46,022,037	-
Total	$76,371,813	$ -
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Health Care Portfolio
Initial Class
Shares sold	340,586	244,009	$11,850,110	$8,778,536
Reinvestment of distributions	221,336	-	7,757,404	-
Shares redeemed	(706,895)	(710,335)	(24,291,416)	(25,950,391)
Net increase (decrease)	(144,973)	(466,326)	$(4,683,902)	$(17,171,855)
Service Class 2
Shares sold	1,611,091	1,439,718	$53,085,439	$51,897,828
Reinvestment of distributions	654,935	-	22,592,372	-
Shares redeemed	(1,789,222)	(1,363,684)	(62,440,745)	(49,794,229)
Net increase (decrease)	476,804	76,034	$13,237,066	$2,103,599
Investor Class
Shares sold	904,324	350,420	$31,583,922	$12,633,468
Reinvestment of distributions	1,333,805	-	46,022,037	-
Shares redeemed	(3,373,461)	(3,838,419)	(112,418,041)	(138,907,685)
Net increase (decrease)	(1,135,332)	(3,487,999)	$(34,812,082)	$(126,274,217)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Health Care Portfolio	66%	1	29%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Health Care Portfolio

Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated  schedule of investments, of VIP Health Care Portfolio and its subsidiary (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2025, the related consolidated statement of operations for the year ended December 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the " consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31,2025, $90,207,873, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class, Service Class 2, and Investor Class designate 100% of the dividend distributed in December 2025, as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817373.120
VHCIC-ANN-0226
Fidelity® Variable Insurance Products:

VIP Financials Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Financials Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
AUSTRALIA - 0.8%
Financials - 0.8%
Insurance - 0.8%
AUB Group Ltd	122,220	2,512,156
FRANCE - 1.2%
Financials - 1.2%
Capital Markets - 1.2%
Amundi SA (c)(d)	47,200	3,916,142
GRAND CAYMAN (UK OVERSEAS TER) - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
Patria Investments Ltd Class A (a)	187,200	2,974,608
MEXICO - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Bolsa Mexicana de Valores SAB de CV	693,600	1,425,910
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
Popular Inc	26,300	3,274,876
UNITED KINGDOM - 2.0%
Financials - 2.0%
Insurance - 2.0%
Hiscox Ltd	218,000	4,181,530
Lancashire Holdings Ltd	272,547	2,354,904

TOTAL UNITED KINGDOM		6,536,434
UNITED STATES - 93.0%
Financials - 92.2%
Banks - 34.9%
Associated Banc-Corp	102,800	2,648,128
Bank of America Corp	378,900	20,839,500
BOK Financial Corp	32,945	3,902,665
Citigroup Inc	101,800	11,879,042
East West Bancorp Inc	20,900	2,348,951
Eastern Bankshares Inc	159,200	2,934,056
First Hawaiian Inc	69,900	1,768,470
First Interstate BancSystem Inc Class A (a)	98,169	3,396,647
Huntington Bancshares Inc/OH	670	11,625
KeyCorp	141,900	2,928,816
M&T Bank Corp	25,230	5,083,340
Old National Bancorp/IN	184,400	4,113,964
TriCo Bancshares	51,100	2,420,607
Truist Financial Corp	130,000	6,397,300
UMB Financial Corp	30,795	3,542,657
United Community Bank/SC	55,400	1,729,588
US Bancorp	109,100	5,821,576
Wells Fargo & Co	257,477	23,996,857
WesBanco Inc	55,900	1,858,116
Wintrust Financial Corp	18,000	2,516,760
Zions Bancorp NA	25,700	1,504,478
		111,643,143
Capital Markets - 22.0%
AllianceBernstein Holding LP	61,500	2,366,520
Blue Owl Capital Inc Class A (a)	276,800	4,135,392
Carlyle Group Inc/The	40,200	2,376,222
Charles Schwab Corp/The	98,400	9,831,144
Lazard Inc	77,100	3,743,976
MarketAxess Holdings Inc	20,500	3,715,625
Moody's Corp	9,700	4,955,245
Morgan Stanley	48,000	8,521,440
Nasdaq Inc	54,000	5,245,020
Northern Trust Corp	19,500	2,663,505
Perella Weinberg Partners Class A	63,003	1,089,952
Raymond James Financial Inc	18,750	3,011,063
State Street Corp	80,000	10,320,800
Stifel Financial Corp	29,900	3,744,078
Virtu Financial Inc Class A	128,500	4,281,620
Wealthfront Corp (b)	35,200	478,367
		70,479,969
Consumer Finance - 4.3%
Capital One Financial Corp	28,538	6,916,470
FirstCash Holdings Inc	20,338	3,241,470
SLM Corp	136,600	3,696,396
		13,854,336
Financial Services - 16.2%
Apollo Global Management Inc	57,888	8,379,867
Corpay Inc (b)	15,900	4,784,787
Essent Group Ltd	54,384	3,535,504
Mastercard Inc Class A	53,200	30,370,816
PayPal Holdings Inc	300	17,514
Voya Financial Inc	63,300	4,715,217
		51,803,705
Insurance - 14.8%
American Financial Group Inc/OH	28,800	3,936,384
Arthur J Gallagher & Co	16,500	4,270,035
Assurant Inc	21,900	5,274,615
Baldwin Insurance Group Inc/The Class A (a)(b)	106,480	2,558,714
Brown & Brown Inc	50,800	4,048,760
Chubb Ltd	26,300	8,208,756
First American Financial Corp	59,800	3,674,112
Neptune Insurance Holdings Inc Class A	300	8,748
Reinsurance Group of America Inc	59,202	12,045,240
Selective Insurance Group Inc	42,614	3,565,513
		47,590,877
TOTAL FINANCIALS		295,372,030
Industrials - 0.8%
Professional Services - 0.8%
TransUnion	28,500	2,443,875
TOTAL UNITED STATES		297,815,905
TOTAL COMMON STOCKS (Cost $216,775,958)		318,456,031

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	2,552,555	2,553,065
Fidelity Securities Lending Cash Central Fund (e)(f)	3.77	8,941,509	8,942,403
TOTAL MONEY MARKET FUNDS (Cost $11,495,693)			11,495,468

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $228,271,651)	329,951,499
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(9,399,277)
NET ASSETS - 100.0%	320,552,222

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,916,142 or 1.2% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,916,142 or 1.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,680,917	62,338,423	63,465,995	41,861	(54)	(226)	2,553,065	2,552,555	0.0%
Fidelity Securities Lending Cash Central Fund	5,264,250	102,840,322	99,161,772	36,616	(397)	-	8,942,403	8,941,509	0.0%
Total	8,945,167	165,178,745	162,627,767	78,477	(451)	(226)	11,495,468

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	316,012,156	316,012,156	-	-
Industrials	2,443,875	2,443,875	-	-

Money Market Funds	11,495,468	11,495,468	-	-
Total Investments in Securities:	329,951,499	329,951,499	-	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $8,613,876) - See accompanying schedule:
Unaffiliated issuers (cost $216,775,958)	$318,456,031
Fidelity Central Funds (cost $11,495,693)	11,495,468

Total Investment in Securities (cost $228,271,651)		$329,951,499
Foreign currency held at value (cost $2)		5
Receivable for fund shares sold		57
Dividends receivable		164,408
Distributions receivable from Fidelity Central Funds		4,045
Prepaid expenses		267
Other receivables		201
Total assets		330,120,482
Liabilities
Payable for fund shares redeemed	$403,433
Accrued management fee	171,757
Distribution and service plan fees payable	919
Other payables and accrued expenses	49,351
Collateral on securities loaned	8,942,800
Total liabilities		9,568,260
Net Assets		$320,552,222
Net Assets consist of:
Paid in capital		$206,075,739
Total accumulated earnings (loss)		114,476,483
Net Assets		$320,552,222

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($32,092,237 ÷ 1,565,196 shares)		$20.50
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($4,438,289 ÷ 217,882 shares)		$20.37
Investor Class :
Net Asset Value, offering price and redemption price per share ($284,021,696 ÷ 13,958,965 shares)		$20.35
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$7,008,575
Income from Fidelity Central Funds (including $36,616 from security lending)		78,477
Total income		7,087,052
Expenses
Management fee	$2,036,940
Distribution and service plan fees	9,605
Custodian fees and expenses	28,461
Independent trustees' fees and expenses	1,227
Audit fees	44,528
Legal	538
Miscellaneous	967
Total expenses		2,122,266
Net Investment income (loss)		4,964,786
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,065,609
Fidelity Central Funds	(451)
Foreign currency transactions	(10,693)
Total net realized gain (loss)		17,054,465
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	19,894,360
Fidelity Central Funds	(226)
Assets and liabilities in foreign currencies	669
Total change in net unrealized appreciation (depreciation)		19,894,803
Net gain (loss)		36,949,268
Net increase (decrease) in net assets resulting from operations		$41,914,054
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,964,786	$4,378,602
Net realized gain (loss)	17,054,465	14,441,383
Change in net unrealized appreciation (depreciation)	19,894,803	44,400,886
Net increase (decrease) in net assets resulting from operations	41,914,054	63,220,871
Distributions to shareholders	(18,401,385)	(13,571,578)

Share transactions - net increase (decrease)	1,518,306	43,779,566
Total increase (decrease) in net assets	25,030,975	93,428,859

Net Assets
Beginning of period	295,521,247	202,092,388
End of period	$320,552,222	$295,521,247

Financial Highlights
VIP Financials Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.87	$15.02	$14.01	$15.82	$12.38
Income from Investment Operations
Net investment income (loss) A,B	.32	.33	.33	.30	.32
Net realized and unrealized gain (loss)	2.48	4.47	1.68	(1.57)	3.71
Total from investment operations	2.80	4.80	2.01	(1.27)	4.03
Distributions from net investment income	(.34)	(.30)	(.37)	(.29)	(.27)
Distributions from net realized gain	(.82)	(.65)	(.62)	(.25)	(.32)
Total distributions	(1.17) C	(.95)	(1.00) C	(.54)	(.59)
Net asset value, end of period	$20.50	$18.87	$15.02	$14.01	$15.82
Total Return D,E	15.18%	32.73%	14.73%	(8.33)%	33.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60%	.62%	.67%	.65%	.65%
Expenses net of fee waivers, if any	.60%	.62%	.66%	.65%	.65%
Expenses net of all reductions, if any	.60%	.62%	.66%	.65%	.65%
Net investment income (loss)	1.66%	1.97%	2.44%	2.06%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$32,092	$33,783	$23,853	$29,116	$35,491
Portfolio turnover rate H	46%	37%	56%	53%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Financials Portfolio Service Class 2

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$18.79	$15.00	$13.36
Income from Investment Operations
Net investment income (loss) B,C	.27	.30	.12
Net realized and unrealized gain (loss)	2.46	4.45	1.82
Total from investment operations	2.73	4.75	1.94
Distributions from net investment income	(.33)	(.32)	(.30)
Distributions from net realized gain	(.82)	(.65)	-
Total distributions	(1.15)	(.96) D	(.30)
Net asset value, end of period	$20.37	$18.79	$15.00
Total Return E,F,G	14.89%	32.46%	14.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.85%	.86%	.92% J
Expenses net of fee waivers, if any	.85%	.86%	.92% J
Expenses net of all reductions, if any	.85%	.86%	.92% J
Net investment income (loss)	1.41%	1.73%	2.30% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,438	$2,533	$190
Portfolio turnover rate K	46%	37%	56%

AFor the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Financials Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.75	$14.92	$13.93	$15.73	$12.31
Income from Investment Operations
Net investment income (loss) A,B	.30	.32	.32	.29	.30
Net realized and unrealized gain (loss)	2.46	4.45	1.65	(1.56)	3.70
Total from investment operations	2.76	4.77	1.97	(1.27)	4.00
Distributions from net investment income	(.34)	(.29)	(.36)	(.28)	(.26)
Distributions from net realized gain	(.82)	(.65)	(.62)	(.25)	(.32)
Total distributions	(1.16)	(.94)	(.98)	(.53)	(.58)
Net asset value, end of period	$20.35	$18.75	$14.92	$13.93	$15.73
Total Return C,D	15.08%	32.74%	14.57%	(8.37)%	33.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68%	.70%	.75%	.73%	.72%
Expenses net of fee waivers, if any	.68%	.69%	.74%	.73%	.72%
Expenses net of all reductions, if any	.68%	.69%	.74%	.73%	.72%
Net investment income (loss)	1.58%	1.89%	2.37%	1.99%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$284,022	$259,206	$178,049	$197,400	$246,455
Portfolio turnover rate G	46%	37%	56%	53%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Financials Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$105,721,477
Gross unrealized depreciation	(4,991,386)
Net unrealized appreciation (depreciation)	$100,730,091
Tax Cost	$229,221,408

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,015,999
Undistributed long-term capital gain	$12,730,598
Net unrealized appreciation (depreciation) on securities and other investments	$100,729,889

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$9,555,416	$8,587,933
Long-term Capital Gains	8,845,969	4,983,645
Total	$18,401,385	$13,571,578

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Financials Portfolio	144,112,423	157,367,879

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $9,605.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Financials Portfolio	2,096

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Financials Portfolio	10,953,026	8,488,330	1,323,200

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Financials Portfolio	414
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Financials Portfolio	3,968	2	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Financials Portfolio
Distributions to shareholders
Initial Class	$1,960,548	$1,569,580
Service Class 2	196,187	72,633
Investor Class	16,244,650	11,929,365
Total	$18,401,385	$13,571,578
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Financials Portfolio
Initial Class
Shares sold	313,582	495,180	$5,961,594	$9,097,500
Reinvestment of distributions	99,873	91,573	1,960,547	1,569,580
Shares redeemed	(638,216)	(385,216)	(12,054,165)	(6,268,544)
Net increase (decrease)	(224,761)	201,537	$(4,132,024)	$4,398,536
Service Class 2
Shares sold	188,334	135,005	$3,602,949	$2,375,510
Reinvestment of distributions	9,561	3,449	187,572	65,417
Shares redeemed	(114,821)	(16,319)	(2,227,258)	(293,265)
Net increase (decrease)	83,074	122,135	$1,563,263	$2,147,662
Investor Class
Shares sold	2,821,735	3,159,866	$54,382,110	$56,895,955
Reinvestment of distributions	833,071	699,691	16,244,650	11,929,365
Shares redeemed	(3,523,498)	(1,962,486)	(66,539,693)	(31,591,952)
Net increase (decrease)	131,308	1,897,071	$4,087,067	$37,233,368
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Financials Portfolio	98
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Financials Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Financials Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31,2025, $ 12,730,598, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $28,301 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 67%, Service Class 2 designates 68%, and Investor Class designates 68%, of the dividends distributed in December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817367.121
VFSIC-ANN-0226
Fidelity® Variable Insurance Products:

VIP Energy Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Energy Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
CANADA - 9.5%
Energy - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
Canadian Natural Resources Ltd	604,260	20,467,048
Cenovus Energy Inc	1,242,600	21,021,582
Imperial Oil Ltd	15,900	1,373,664

TOTAL CANADA		42,862,294
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA	35,300	650,892
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Odfjell Drilling Ltd	170,300	1,478,299
UNITED KINGDOM - 3.8%
Energy - 3.8%
Energy Equipment & Services - 3.8%
Subsea 7 SA	38,300	772,079
TechnipFMC PLC	373,326	16,635,407

TOTAL UNITED KINGDOM		17,407,486
UNITED STATES - 86.0%
Energy - 83.4%
Energy Equipment & Services - 10.0%
Baker Hughes Co Class A	274,300	12,491,622
National Energy Services Reunited Corp (a)	1,034,955	16,207,395
SLB Ltd	433,549	16,639,611
		45,338,628
Oil, Gas & Consumable Fuels - 73.4%
Antero Resources Corp (a)	202,460	6,976,772
California Resources Corp	32,000	1,430,720
Cheniere Energy Inc	91,790	17,843,058
Chevron Corp	269,774	41,116,255
Chord Energy Corp	22,815	2,114,951
ConocoPhillips	131,409	12,301,196
Diamondback Energy Inc	87,900	13,214,007
Energy Transfer LP	1,189,330	19,612,052
Expand Energy Corp	54,400	6,003,584
Exxon Mobil Corp	937,625	112,833,793
Kinder Morgan Inc	81,400	2,237,686
Marathon Petroleum Corp	125,476	20,406,162
Northern Oil & Gas Inc	16,450	353,181
Occidental Petroleum Corp	221,970	9,127,406
Ovintiv Inc	210,460	8,247,927
Permian Resources Corp Class A	338,400	4,747,752
Phillips 66	45,332	5,849,641
Range Resources Corp	175,160	6,176,142
Targa Resources Corp	66,500	12,269,250
Valero Energy Corp	116,720	19,000,849
Venture Global Inc Class A (b)	252,500	1,722,050
Williams Cos Inc/The	138,200	8,307,202
		331,891,636
TOTAL ENERGY		377,230,264
Utilities - 2.6%
Independent Power and Renewable Electricity Producers - 2.6%
Vistra Corp	71,929	11,604,306
TOTAL UNITED STATES		388,834,570
TOTAL COMMON STOCKS (Cost $249,421,556)		451,233,541

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.79	787,916	788,074
Fidelity Securities Lending Cash Central Fund (c)(d)	3.77	1,783,457	1,783,635
TOTAL MONEY MARKET FUNDS (Cost $2,571,709)			2,571,709

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $251,993,265)	453,805,250
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(1,205,003)
NET ASSETS - 100.0%	452,600,247

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,125,259	64,604,298	64,941,488	59,479	5	-	788,074	787,916	0.0%
Fidelity Securities Lending Cash Central Fund	4,665,551	218,321,832	221,204,907	26,301	1,159	-	1,783,635	1,783,457	0.0%
Total	5,790,810	282,926,130	286,146,395	85,780	1,164	-	2,571,709

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	439,629,235	439,629,235	-	-
Utilities	11,604,306	11,604,306	-	-

Money Market Funds	2,571,709	2,571,709	-	-
Total Investments in Securities:	453,805,250	453,805,250	-	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $1,674,992) - See accompanying schedule:
Unaffiliated issuers (cost $249,421,556)	$451,233,541
Fidelity Central Funds (cost $2,571,709)	2,571,709

Total Investment in Securities (cost $251,993,265)		$453,805,250
Cash		4,180
Foreign currency held at value (cost $28,535)		28,536
Receivable for investments sold		4,819,144
Receivable for fund shares sold		331,045
Dividends receivable		531,344
Distributions receivable from Fidelity Central Funds		7,770
Prepaid expenses		365
Other receivables		7,843
Total assets		459,535,477
Liabilities
Payable for investments purchased	$4,715,274
Payable for fund shares redeemed	113,553
Accrued management fee	232,401
Distribution and service plan fees payable	47,913
Other payables and accrued expenses	45,489
Collateral on securities loaned	1,780,600
Total liabilities		6,935,230
Net Assets		$452,600,247
Net Assets consist of:
Paid in capital		$263,601,880
Total accumulated earnings (loss)		188,998,367
Net Assets		$452,600,247

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($37,885,313 ÷ 1,388,734 shares)		$27.28
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($229,053,512 ÷ 8,452,946 shares)		$27.10
Investor Class :
Net Asset Value, offering price and redemption price per share ($185,661,422 ÷ 6,819,706 shares)		$27.22
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$12,200,615
Income from Fidelity Central Funds (including $26,301 from security lending)		85,780
Total income		12,286,395
Expenses
Management fee	$2,772,316
Distribution and service plan fees	552,197
Custodian fees and expenses	26,875
Independent trustees' fees and expenses	1,794
Audit fees	43,233
Legal	472
Miscellaneous	5,795
Total expenses		3,402,682
Net Investment income (loss)		8,883,713
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,916,990
Fidelity Central Funds	1,164
Foreign currency transactions	2,511
Total net realized gain (loss)		17,920,665
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	16,771,243
Assets and liabilities in foreign currencies	3,374
Total change in net unrealized appreciation (depreciation)		16,774,617
Net gain (loss)		34,695,282
Net increase (decrease) in net assets resulting from operations		$43,578,995
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,883,713	$9,260,856
Net realized gain (loss)	17,920,665	32,904,738
Change in net unrealized appreciation (depreciation)	16,774,617	(20,897,389)
Net increase (decrease) in net assets resulting from operations	43,578,995	21,268,205
Distributions to shareholders	(9,079,396)	(10,761,828)

Share transactions - net increase (decrease)	(38,305,493)	(78,705,302)
Total increase (decrease) in net assets	(3,805,894)	(68,198,925)

Net Assets
Beginning of period	456,406,141	524,605,066
End of period	$452,600,247	$456,406,141

Financial Highlights
VIP Energy Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.19	$24.73	$25.16	$15.77	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.55	.52	.52	.69	.48 C
Net realized and unrealized gain (loss)	2.12	.55	(.27)	9.26	5.24
Total from investment operations	2.67	1.07	.25	9.95	5.72
Distributions from net investment income	(.58)	(.61)	(.68)	(.56)	(.36)
Total distributions	(.58)	(.61)	(.68)	(.56)	(.36)
Net asset value, end of period	$27.28	$25.19	$24.73	$25.16	$15.77
Total Return D,E	10.59%	4.30%	.98%	63.18%	55.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60%	.60%	.65%	.64%	.65%
Expenses net of fee waivers, if any	.60%	.60%	.64%	.64%	.65%
Expenses net of all reductions, if any	.60%	.60%	.64%	.64%	.65%
Net investment income (loss)	2.13%	1.94%	2.09%	3.02%	3.35% C
Supplemental Data
Net assets, end of period (000 omitted)	$37,885	$40,600	$50,598	$101,150	$30,777
Portfolio turnover rate H	13%	17%	24%	50%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.97%.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Energy Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.03	$24.59	$25.03	$15.69	$10.37
Income from Investment Operations
Net investment income (loss) A,B	.48	.45	.46	.62	.44 C
Net realized and unrealized gain (loss)	2.11	.55	(.29)	9.23	5.21
Total from investment operations	2.59	1.00	.17	9.85	5.65
Distributions from net investment income	(.52)	(.56)	(.61)	(.51)	(.33)
Total distributions	(.52)	(.56)	(.61)	(.51)	(.33)
Net asset value, end of period	$27.10	$25.03	$24.59	$25.03	$15.69
Total Return D,E	10.34%	4.02%	.70%	62.87%	54.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.85%	.86%	.90%	.89%	.90%
Expenses net of fee waivers, if any	.85%	.85%	.89%	.88%	.90%
Expenses net of all reductions, if any	.85%	.85%	.89%	.88%	.90%
Net investment income (loss)	1.88%	1.68%	1.84%	2.77%	3.10% C
Supplemental Data
Net assets, end of period (000 omitted)	$229,054	$214,946	$214,391	$259,298	$120,827
Portfolio turnover rate H	13%	17%	24%	50%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.72%.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Energy Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.13	$24.67	$25.10	$15.73	$10.39
Income from Investment Operations
Net investment income (loss) A,B	.53	.50	.50	.67	.47 C
Net realized and unrealized gain (loss)	2.11	.54	(.27)	9.25	5.22
Total from investment operations	2.64	1.04	.23	9.92	5.69
Distributions from net investment income	(.55)	(.58)	(.66)	(.55)	(.35)
Total distributions	(.55)	(.58)	(.66)	(.55)	(.35)
Net asset value, end of period	$27.22	$25.13	$24.67	$25.10	$15.73
Total Return D,E	10.49%	4.20%	.91%	63.13%	55.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68%	.68%	.72%	.71%	.72%
Expenses net of fee waivers, if any	.68%	.68%	.72%	.71%	.72%
Expenses net of all reductions, if any	.68%	.68%	.72%	.71%	.72%
Net investment income (loss)	2.05%	1.86%	2.01%	2.94%	3.28% C
Supplemental Data
Net assets, end of period (000 omitted)	$185,661	$200,860	$259,615	$417,415	$162,978
Portfolio turnover rate H	13%	17%	24%	50%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.90%.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$204,921,306
Gross unrealized depreciation	(5,659,602)
Net unrealized appreciation (depreciation)	$199,261,704
Tax Cost	$254,543,546

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,436,181
Capital loss carryforward	$(11,586,650)
Net unrealized appreciation (depreciation) on securities and other investments	$198,148,836

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(11,586,650)
Long-term	-
Total capital loss carryforward	$(11,586,650)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$9,079,396	$ 10,761,828
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Energy Portfolio	58,716,194	95,442,634
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $552,197.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Energy Portfolio	2,510

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Energy Portfolio	1,352,394	5,710,545	2,445,301
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Energy Portfolio	630
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Energy Portfolio	2,837	298	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Energy Portfolio
Distributions to shareholders
Initial Class	$827,948	$1,052,941
Service Class 2	4,375,372	4,693,702
Investor Class	3,876,076	5,015,185
Total	$9,079,396	$10,761,828
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Energy Portfolio
Initial Class
Shares sold	181,075	242,182	$4,759,799	$6,739,312
Reinvestment of distributions	30,321	41,148	827,948	1,052,941
Shares redeemed	(434,608)	(717,682)	(11,216,108)	(18,798,653)
Net increase (decrease)	(223,212)	(434,352)	$(5,628,361)	$(11,006,400)
Service Class 2
Shares sold	1,983,608	2,122,685	$51,039,064	$56,304,539
Reinvestment of distributions	161,035	184,277	4,375,372	4,693,702
Shares redeemed	(2,278,704)	(2,438,807)	(58,781,771)	(64,015,182)
Net increase (decrease)	(134,061)	(131,845)	$(3,367,335)	$(3,016,941)
Investor Class
Shares sold	738,131	938,328	$19,440,690	$26,062,099
Reinvestment of distributions	142,320	196,659	3,876,076	5,015,185
Shares redeemed	(2,053,531)	(3,666,372)	(52,626,563)	(95,759,245)
Net increase (decrease)	(1,173,080)	(2,531,385)	$(29,309,797)	$(64,681,961)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Energy Portfolio	49	1	27
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Energy Portfolio

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Energy Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

Initial Class, Service Class 2, and Investor Class designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817379.120
VNRIC-ANN-0226
Fidelity® Variable Insurance Products:

VIP Consumer Staples Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Consumer Staples Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
UNITED KINGDOM - 4.7%
Consumer Staples - 4.7%
Beverages - 1.8%
Diageo PLC	172,200	3,710,551
Food Products - 0.5%
Nomad Foods Ltd (d)	87,941	1,100,141
Tobacco - 2.4%
British American Tobacco PLC ADR	85,300	4,829,686
TOTAL UNITED KINGDOM		9,640,378
UNITED STATES - 95.0%
Consumer Staples - 95.0%
Beverages - 31.6%
Boston Beer Co Inc/The Class A (b)(d)	22,550	4,400,182
Brown-Forman Corp Class B (d)	20,100	523,805
Coca-Cola Co/The	421,038	29,434,767
Constellation Brands Inc Class A	39,316	5,424,035
Keurig Dr Pepper Inc	605,873	16,970,503
Monster Beverage Corp (b)	33,578	2,574,425
PepsiCo Inc	21,302	3,057,263
Primo Brands Corp Class A (d)	150,600	2,462,310
		64,847,290
Consumer Staples Distribution & Retail - 27.2%
Albertsons Cos Inc Class A (d)	228,900	3,930,213
BJ's Wholesale Club Holdings Inc (b)(d)	34,100	3,070,023
Costco Wholesale Corp	20,100	17,333,034
Grocery Outlet Holding Corp (b)	54,500	550,450
Kroger Co/The	53,000	3,311,440
Sprouts Farmers Market Inc (b)	13,000	1,035,710
Target Corp	80,913	7,909,246
US Foods Holding Corp (b)(d)	38,600	2,907,352
Walmart Inc	141,527	15,767,523
		55,814,991
Food Products - 11.0%
Bunge Global SA	48,207	4,294,280
Darling Ingredients Inc (b)	29,300	1,054,800
Freshpet Inc (b)(d)	39,000	2,376,270
JM Smucker Co	30,600	2,992,986
Lamb Weston Holdings Inc	32,452	1,359,414
Mondelez International Inc	157,361	8,470,743
Simply Good Foods Co/The (b)	16,500	331,320
TreeHouse Foods Inc (b)	70,716	1,668,190
		22,548,003
Household Products - 15.4%
Colgate-Palmolive Co	2,600	205,452
Energizer Holdings Inc (d)	355,187	7,064,669
Kimberly-Clark Corp	17,600	1,775,664
Procter & Gamble Co/The	155,475	22,281,123
Reynolds Consumer Products Inc	11,086	254,091
		31,580,999
Personal Care Products - 6.4%
BellRing Brands Inc (b)	12,900	344,817
Edgewell Personal Care Co (d)	23,300	397,265
Estee Lauder Cos Inc/The Class A	25,145	2,633,184
Herbalife Ltd (b)(d)	40,800	525,912
Kenvue Inc	540,386	9,321,659
		13,222,837
Tobacco - 3.4%
JUUL Labs Inc Class A (a)(b)(c)	746,394	1,418,149
Philip Morris International Inc	34,543	5,540,697
		6,958,846
TOTAL UNITED STATES		194,972,966
TOTAL COMMON STOCKS (Cost $172,348,336)		204,613,344

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	31,928	31,934
Fidelity Securities Lending Cash Central Fund (e)(f)	3.77	12,228,531	12,229,754
TOTAL MONEY MARKET FUNDS (Cost $12,261,691)			12,261,688

TOTAL INVESTMENT IN SECURITIES - 105.7% (Cost $184,610,027)	216,875,032
NET OTHER ASSETS (LIABILITIES) - (5.7)%	(11,704,248)
NET ASSETS - 100.0%	205,170,784

Legend

(a)	Level 3 security.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,418,149 or 0.7% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
JUUL Labs Inc Class A	2/23/2024	757,567

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	27,298,539	27,266,586	18,231	(16)	(3)	31,934	31,928	0.0%
Fidelity Securities Lending Cash Central Fund	1,952,345	139,028,151	128,750,372	7,686	(370)	-	12,229,754	12,228,531	0.0%
Total	1,952,345	166,326,690	156,016,958	25,917	(386)	(3)	12,261,688

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	204,613,344	199,484,644	3,710,551	1,418,149

Money Market Funds	12,261,688	12,261,688	-	-
Total Investments in Securities:	216,875,032	211,746,332	3,710,551	1,418,149
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $16,452,080) - See accompanying schedule:
Unaffiliated issuers (cost $172,348,336)	$204,613,344
Fidelity Central Funds (cost $12,261,691)	12,261,688

Total Investment in Securities (cost $184,610,027)		$216,875,032
Cash		105,612
Foreign currency held at value (cost $138)		139
Receivable for investments sold		337,565
Receivable for fund shares sold		264,089
Dividends receivable		284,955
Distributions receivable from Fidelity Central Funds		2,586
Prepaid expenses		179
Total assets		217,870,157
Liabilities
Payable for investments purchased	$306,285
Payable for fund shares redeemed	962
Accrued management fee	112,518
Distribution and service plan fees payable	270
Other payables and accrued expenses	49,609
Collateral on securities loaned	12,229,729
Total liabilities		12,699,373
Net Assets		$205,170,784
Net Assets consist of:
Paid in capital		$167,784,860
Total accumulated earnings (loss)		37,385,924
Net Assets		$205,170,784

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($20,805,383 ÷ 1,193,975 shares)		$17.43
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,292,580 ÷ 74,594 shares)		$17.33
Investor Class :
Net Asset Value, offering price and redemption price per share ($183,072,821 ÷ 10,572,803 shares)		$17.32
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$5,752,324
Income from Fidelity Central Funds (including $7,686 from security lending)		25,917
Total income		5,778,241
Expenses
Management fee	$1,423,766
Distribution and service plan fees	2,582
Custodian fees and expenses	25,582
Independent trustees' fees and expenses	882
Audit fees	45,975
Legal	1,304
Miscellaneous	807
Total expenses		1,500,898
Net Investment income (loss)		4,277,343
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,453,126
Fidelity Central Funds	(386)
Foreign currency transactions	5,259
Total net realized gain (loss)		6,457,999
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(17,696,018)
Fidelity Central Funds	(3)
Assets and liabilities in foreign currencies	26
Total change in net unrealized appreciation (depreciation)		(17,695,995)
Net gain (loss)		(11,237,996)
Net increase (decrease) in net assets resulting from operations		$(6,960,653)
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,277,343	$4,971,955
Net realized gain (loss)	6,457,999	13,439,197
Change in net unrealized appreciation (depreciation)	(17,695,995)	(4,892,330)
Net increase (decrease) in net assets resulting from operations	(6,960,653)	13,518,822
Distributions to shareholders	(17,474,606)	(11,776,963)

Share transactions - net increase (decrease)	(5,473,038)	(28,377,714)
Total increase (decrease) in net assets	(29,908,297)	(26,635,855)

Net Assets
Beginning of period	235,079,081	261,714,936
End of period	$205,170,784	$235,079,081

Financial Highlights
VIP Consumer Staples Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.52	$19.40	$19.46	$21.13	$19.84
Income from Investment Operations
Net investment income (loss) A,B	.37	.41	.38	.35	.38
Net realized and unrealized gain (loss)	(.96)	.65	.21	(.48)	2.27
Total from investment operations	(.59)	1.06	.59	(.13)	2.65
Distributions from net investment income	(.36)	(.48) C	(.39)	(.35)	(.40)
Distributions from net realized gain	(1.14)	(.47) C	(.27)	(1.19)	(.96)
Total distributions	(1.50)	(.94) D	(.65) D	(1.54)	(1.36)
Net asset value, end of period	$17.43	$19.52	$19.40	$19.46	$21.13
Total Return E,F	(2.98) %	5.57%	3.14%	(.62)%	14.24%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.61%	.62%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.61%	.62%	.65%	.65%	.65%
Expenses net of all reductions, if any	.61%	.62%	.65%	.65%	.65%
Net investment income (loss)	2.03%	2.06%	1.94%	1.84%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$20,805	$22,401	$23,583	$26,707	$22,366
Portfolio turnover rate I	55%	46%	53%	46%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Consumer Staples Portfolio Service Class 2

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$19.45	$19.38	$20.26
Income from Investment Operations
Net investment income (loss) B,C	.32	.36	.15
Net realized and unrealized gain (loss)	(.95)	.65	(.45)
Total from investment operations	(.63)	1.01	(.30)
Distributions from net investment income	(.35)	(.47) D	(.32)
Distributions from net realized gain	(1.14)	(.47) D	(.27)
Total distributions	(1.49)	(.94)	(.58) E
Net asset value, end of period	$17.33	$19.45	$19.38
Total Return F,G,H	(3.23) %	5.29%	(1.37)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.86%	.88%	.91% K
Expenses net of fee waivers, if any	.86%	.88%	.91% K
Expenses net of all reductions, if any	.86%	.88%	.91% K
Net investment income (loss)	1.78%	1.81%	2.11% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,293	$785	$339
Portfolio turnover rate L	55%	46%	53%

AFor the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Consumer Staples Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.40	$19.29	$19.35	$21.02	$19.75
Income from Investment Operations
Net investment income (loss) A,B	.35	.39	.36	.34	.37
Net realized and unrealized gain (loss)	(.94)	.65	.22	(.48)	2.24
Total from investment operations	(.59)	1.04	.58	(.14)	2.61
Distributions from net investment income	(.34)	(.46) C	(.37)	(.34)	(.38)
Distributions from net realized gain	(1.14)	(.47) C	(.27)	(1.19)	(.96)
Total distributions	(1.49) D	(.93)	(.64)	(1.53)	(1.34)
Net asset value, end of period	$17.32	$19.40	$19.29	$19.35	$21.02
Total Return E,F	(3.04) %	5.45%	3.08%	(.69)%	14.11%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.69%	.70%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.69%	.70%	.72%	.73%	.73%
Expenses net of all reductions, if any	.69%	.70%	.72%	.73%	.73%
Net investment income (loss)	1.95%	1.99%	1.86%	1.76%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$183,073	$211,893	$237,792	$265,098	$237,025
Portfolio turnover rate I	55%	46%	53%	46%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Consumer Staples Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$50,370,294
Gross unrealized depreciation	(19,016,170)
Net unrealized appreciation (depreciation)	$31,354,124
Tax Cost	$185,520,908

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$700,927
Undistributed long-term capital gain	$5,330,937
Net unrealized appreciation (depreciation) on securities and other investments	$31,354,061

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$4,031,249	$5,857,949
Long-term Capital Gains	13,443,357	5,919,014
Total	$17,474,606	$11,776,963

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Consumer Staples Portfolio	120,300,731	139,060,103
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $2,582.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Consumer Staples Portfolio	3,353

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Consumer Staples Portfolio	11,633,941	9,816,195	324,034
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Consumer Staples Portfolio	315
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Consumer Staples Portfolio	813	2	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.
Amount ($)
VIP Consumer Staples Portfolio	4,712,099
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Consumer Staples Portfolio
Distributions to shareholders
Initial Class	$1,717,910	$1,098,844
Service Class 2	72,273	31,542
Investor Class	15,684,423	10,646,577
Total	$17,474,606	$11,776,963
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Consumer Staples Portfolio
Initial Class
Shares sold	297,568	194,171	$5,391,627	$3,839,736
Reinvestment of distributions	97,443	56,616	1,717,910	1,098,844
Shares redeemed	(348,798)	(318,752)	(6,306,734)	(6,279,377)
Net increase (decrease)	46,213	(67,965)	$802,803	$(1,340,797)
Service Class 2
Shares sold	60,688	54,570	$1,099,584	$1,078,918
Reinvestment of distributions	3,701	1,382	64,913	26,903
Shares redeemed	(30,170)	(33,093)	(547,605)	(640,915)
Net increase (decrease)	34,219	22,859	$616,892	$464,906
Investor Class
Shares sold	573,947	363,998	$10,295,958	$7,317,181
Reinvestment of distributions	895,562	552,601	15,684,423	10,646,577
Shares redeemed	(1,818,685)	(2,323,920)	(32,873,114)	(45,465,581)
Net increase (decrease)	(349,176)	(1,407,321)	$(6,892,733)	$(27,501,823)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Consumer Staples Portfolio	95
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Consumer Staples Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Consumer Staples Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $5,336,841, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class, Investor Class, and Service Class 2 designate 100% of each dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.850994.118
VCSP-ANN-0226
Fidelity® Variable Insurance Products:

VIP Consumer Discretionary Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Consumer Discretionary Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
BRAZIL - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
MercadoLibre Inc (b)	1,073	2,161,301
CANADA - 2.2%
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 0.9%
Restaurant Brands International Inc (a)	32,100	2,190,438
Specialty Retail - 1.3%
Aritzia Inc Subordinate Voting Shares (b)	34,250	2,928,300
TOTAL CANADA		5,118,738
FRANCE - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	789	594,698
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	11,534	536,099
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Flutter Entertainment PLC (b)	5,520	1,187,021
UNITED STATES - 95.9%
Consumer Discretionary - 94.0%
Automobile Components - 2.4%
American Axle & Manufacturing Holdings Inc (a)(b)	176,770	1,133,096
Aptiv PLC (b)	43,700	3,325,133
LCI Industries (a)	10,110	1,226,747
		5,684,976
Automobiles - 19.1%
General Motors Co	59,950	4,875,134
Tesla Inc (b)	88,159	39,646,865
		44,521,999
Broadline Retail - 24.2%
Amazon.com Inc (b)	233,487	53,893,470
Etsy Inc (b)	19,360	1,073,318
Ollie's Bargain Outlet Holdings Inc (b)	10,430	1,143,233
		56,110,021
Hotels, Restaurants & Leisure - 15.6%
Aramark	23,615	870,449
Booking Holdings Inc	992	5,312,487
Carnival Corp (b)	73,280	2,237,971
Chipotle Mexican Grill Inc (b)	55,540	2,054,980
Churchill Downs Inc	12,158	1,383,337
Domino's Pizza Inc	8,531	3,555,891
Hilton Worldwide Holdings Inc	21,020	6,037,995
Marriott International Inc/MD Class A1	5,069	1,572,607
McDonald's Corp	24,528	7,496,493
Red Rock Resorts Inc Class A	28,190	1,746,371
Royal Caribbean Cruises Ltd	4,480	1,249,562
Starbucks Corp	16,020	1,349,044
Wyndham Hotels & Resorts Inc	20,470	1,546,713
		36,413,900
Household Durables - 5.5%
Cavco Industries Inc (b)	2,670	1,577,276
Meritage Homes Corp	11,400	750,119
PulteGroup Inc	23,545	2,760,887
Somnigroup International Inc	60,523	5,403,493
TopBuild Corp (b)	5,750	2,398,843
		12,890,618
Specialty Retail - 22.5%
Academy Sports & Outdoors Inc (a)	54,090	2,702,336
Dick's Sporting Goods Inc	20,473	4,053,040
Floor & Decor Holdings Inc Class A (b)	44,891	2,733,413
Gap Inc/The	36,190	926,464
Group 1 Automotive Inc	3,880	1,526,004
Home Depot Inc/The	27,961	9,621,380
Lithia Motors Inc Class A	5,350	1,777,966
Lowe's Cos Inc	39,338	9,486,752
O'Reilly Automotive Inc (b)	6,305	575,079
RH (a)(b)	5,600	1,003,240
Ross Stores Inc	26,140	4,708,860
Sally Beauty Holdings Inc (b)	72,703	1,036,745
TJX Cos Inc/The	48,858	7,505,077
Ulta Beauty Inc (b)	1,515	916,590
Wayfair Inc Class A (b)	10,766	1,081,014
Williams-Sonoma Inc	16,260	2,903,873
		52,557,833
Textiles, Apparel & Luxury Goods - 4.7%
Capri Holdings Ltd (b)	31,550	769,820
Deckers Outdoor Corp (b)	18,164	1,883,062
NIKE Inc Class B	56,316	3,587,893
PVH Corp	17,765	1,190,610
Tapestry Inc	27,899	3,564,655
		10,996,040
TOTAL CONSUMER DISCRETIONARY		219,175,387
Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 1.4%
Dollar Tree Inc (b)	24,359	2,996,401
Performance Food Group Co (b)	4,171	375,056
TOTAL CONSUMER STAPLES		3,371,457
Materials - 0.5%
Construction Materials - 0.5%
James Hardie Industries PLC depository receipt (b)	57,237	1,179,527
TOTAL UNITED STATES		223,726,371
TOTAL COMMON STOCKS (Cost $99,848,881)		233,324,228

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.79	236,214	236,261
Fidelity Securities Lending Cash Central Fund (c)(d)	3.77	4,853,592	4,854,078
TOTAL MONEY MARKET FUNDS (Cost $5,090,371)			5,090,339

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $104,939,252)	238,414,567
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(5,174,596)
NET ASSETS - 100.0%	233,239,971

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,254,193	43,013,671	45,031,663	25,947	60	-	236,261	236,214	0.0%
Fidelity Securities Lending Cash Central Fund	3,980,814	76,911,340	76,037,965	6,257	(79)	(32)	4,854,078	4,853,592	0.0%
Total	6,235,007	119,925,011	121,069,628	32,204	(19)	(32)	5,090,339

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	228,773,244	228,178,546	594,698	-
Consumer Staples	3,371,457	3,371,457	-	-
Materials	1,179,527	1,179,527	-	-

Money Market Funds	5,090,339	5,090,339	-	-
Total Investments in Securities:	238,414,567	237,819,869	594,698	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $6,998,120) - See accompanying schedule:
Unaffiliated issuers (cost $99,848,881)	$233,324,228
Fidelity Central Funds (cost $5,090,371)	5,090,339

Total Investment in Securities (cost $104,939,252)		$238,414,567
Receivable for fund shares sold		2
Dividends receivable		67,359
Distributions receivable from Fidelity Central Funds		2,483
Prepaid expenses		188
Other receivables		1,747
Total assets		238,486,346
Liabilities
Payable for fund shares redeemed	$215,767
Accrued management fee	129,011
Distribution and service plan fees payable	423
Other payables and accrued expenses	47,149
Collateral on securities loaned	4,854,025
Total liabilities		5,246,375
Net Assets		$233,239,971
Net Assets consist of:
Paid in capital		$81,053,971
Total accumulated earnings (loss)		152,186,000
Net Assets		$233,239,971

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($17,465,288 ÷ 440,962 shares)		$39.61
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,932,535 ÷ 49,087 shares)		$39.37
Investor Class :
Net Asset Value, offering price and redemption price per share ($213,842,148 ÷ 5,440,231 shares)		$39.31
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$1,648,659
Income from Fidelity Central Funds (including $6,257 from security lending)		32,204
Total income		1,680,863
Expenses
Management fee	$1,522,726
Distribution and service plan fees	4,671
Custodian fees and expenses	16,658
Independent trustees' fees and expenses	932
Audit fees	51,147
Legal	1,554
Miscellaneous	791
Total expenses		1,598,479
Net Investment income (loss)		82,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,044,250
Fidelity Central Funds	(19)
Foreign currency transactions	7,291
Total net realized gain (loss)		19,051,522
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,160,100)
Fidelity Central Funds	(32)
Assets and liabilities in foreign currencies	421
Total change in net unrealized appreciation (depreciation)		(6,159,711)
Net gain (loss)		12,891,811
Net increase (decrease) in net assets resulting from operations		$12,974,195
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,384	$167,763
Net realized gain (loss)	19,051,522	28,490,560
Change in net unrealized appreciation (depreciation)	(6,159,711)	22,713,019
Net increase (decrease) in net assets resulting from operations	12,974,195	51,371,342
Distributions to shareholders	(28,101,672)	(798,577)

Share transactions - net increase (decrease)	(10,822,190)	(46,004,568)
Total increase (decrease) in net assets	(25,949,667)	4,568,197

Net Assets
Beginning of period	259,189,638	254,621,441
End of period	$233,239,971	$259,189,638

Financial Highlights
VIP Consumer Discretionary Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.52	$33.40	$23.54	$39.33	$34.37
Income from Investment Operations
Net investment income (loss) A,B	.04	.05	.04	.01	(.04)
Net realized and unrealized gain (loss)	2.52	8.19	9.84	(12.80)	6.56
Total from investment operations	2.56	8.24	9.88	(12.79)	6.52
Distributions from net investment income	(.03)	(.02)	(.02)	-	-
Distributions from net realized gain	(4.44)	(.11)	-	(3.00)	(1.56)
Total distributions	(4.47)	(.12) C	(.02)	(3.00)	(1.56)
Net asset value, end of period	$39.61	$41.52	$33.40	$23.54	$39.33
Total Return D,E	6.80%	24.71%	41.99%	(34.63)%	19.41%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61%	.62%	.65%	.66%	.65%
Expenses net of fee waivers, if any	.61%	.62%	.65%	.66%	.65%
Expenses net of all reductions, if any	.61%	.62%	.65%	.66%	.65%
Net investment income (loss)	.11%	.14%	.13%	.04%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$17,465	$21,578	$22,709	$16,567	$32,788
Portfolio turnover rate H	19%	25%	35%	34%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Consumer Discretionary Portfolio Service Class 2

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$41.38	$33.37	$30.31
Income from Investment Operations
Net investment income (loss) B,C	(.05)	(.04)	(.01)
Net realized and unrealized gain (loss)	2.50	8.17	3.09
Total from investment operations	2.45	8.13	3.08
Distributions from net investment income	(.02)	(.01)	(.02)
Distributions from net realized gain	(4.44)	(.11)	-
Total distributions	(4.46)	(.12)	(.02)
Net asset value, end of period	$39.37	$41.38	$33.37
Total Return D,E,F	6.54%	24.38%	10.18%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.86%	.86%	.91% I
Expenses net of fee waivers, if any	.86%	.86%	.90% I
Expenses net of all reductions, if any	.86%	.86%	.90% I
Net investment income (loss)	(.14)%	(.10)%	(.09)% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,933	$932	$266
Portfolio turnover rate J	19%	25%	35%

AFor the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Consumer Discretionary Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.26	$33.22	$23.41	$39.17	$34.24
Income from Investment Operations
Net investment income (loss) A,B	.01	.02	.02	(.01)	(.07)
Net realized and unrealized gain (loss)	2.51	8.14	9.79	(12.75)	6.54
Total from investment operations	2.52	8.16	9.81	(12.76)	6.47
Distributions from net investment income	(.03)	(.01)	- C	-	-
Distributions from net realized gain	(4.44)	(.11)	-	(3.00)	(1.54)
Total distributions	(4.47)	(.12)	- C	(3.00)	(1.54)
Net asset value, end of period	$39.31	$41.26	$33.22	$23.41	$39.17
Total Return D,E	6.73%	24.59%	41.92%	(34.70)%	19.32%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.69%	.70%	.73%	.74%	.72%
Expenses net of fee waivers, if any	.69%	.70%	.72%	.73%	.72%
Expenses net of all reductions, if any	.69%	.70%	.72%	.73%	.72%
Net investment income (loss)	.03%	.06%	.06%	(.03)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$213,842	$236,680	$231,646	$158,200	$295,060
Portfolio turnover rate H	19%	25%	35%	34%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Consumer Discretionary Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$135,678,464
Gross unrealized depreciation	(2,462,386)
Net unrealized appreciation (depreciation)	$133,216,078
Tax Cost	$105,198,489

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$82,513
Undistributed long-term capital gain	$18,887,952
Net unrealized appreciation (depreciation) on securities and other investments	$133,215,536

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$459,797	$520,284
Long-term Capital Gains	27,641,875	278,293
Total	$28,101,672	$798,577
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Consumer Discretionary Portfolio	44,942,089	81,517,262
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $4,671.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Consumer Discretionary Portfolio	800

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Consumer Discretionary Portfolio	2,574,376	6,195,803	2,428,258
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Consumer Discretionary Portfolio	321
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Consumer Discretionary Portfolio	675	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Consumer Discretionary Portfolio	2,402,753

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Consumer Discretionary Portfolio
Distributions to shareholders
Initial Class	$2,242,603	$70,801
Service Class 2	107,125	1,607
Investor Class	25,751,944	726,169
Total	$28,101,672	$798,577
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Consumer Discretionary Portfolio
Initial Class
Shares sold	44,140	35,554	$1,586,919	$1,299,888
Reinvestment of distributions	60,011	1,862	2,242,603	70,801
Shares redeemed	(182,942)	(197,605)	(6,725,455)	(6,926,663)
Net increase (decrease)	(78,791)	(160,189)	$(2,895,933)	$(5,555,974)
Service Class 2
Shares sold	62,605	24,921	$2,270,287	$905,683
Reinvestment of distributions	2,482	30	92,413	1,221
Shares redeemed	(38,523)	(10,402)	(1,431,286)	(361,296)
Net increase (decrease)	26,564	14,549	$931,414	$545,608
Investor Class
Shares sold	414,128	368,781	$15,612,947	$14,282,903
Reinvestment of distributions	693,748	19,093	25,751,944	726,169
Shares redeemed	(1,403,377)	(1,625,147)	(50,222,562)	(56,003,274)
Net increase (decrease)	(295,501)	(1,237,273)	$(8,857,671)	$(40,994,202)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Consumer Discretionary Portfolio	99
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Consumer Discretionary Portfolio

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Consumer Discretionary Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $18,892,766, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class, Service Class 2, and Investor Class designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817355.120
VCONIC-ANN-0226
Fidelity® Variable Insurance Products:

VIP Communication Services Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Communication Services Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
CHINA - 0.8%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Tencent Holdings Ltd	43,900	3,369,041
KOREA (SOUTH) - 1.8%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Webtoon Entertainment Inc (a)	71,200	927,736
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 0.9%
SK Hynix Inc	8,060	3,648,476
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	36,040	3,019,264
TOTAL INFORMATION TECHNOLOGY		6,667,740
TOTAL KOREA (SOUTH)		7,595,476
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	22,900	6,959,081
UNITED STATES - 93.8%
Communication Services - 84.7%
Diversified Telecommunication Services - 6.4%
AST SpaceMobile Inc Class A (a)(c)	66,700	4,844,421
AT&T Inc	782,200	19,429,848
GCI Liberty Inc/DEL Class A (a)(b)	21,982	0
Lumen Technologies Inc (a)	296,400	2,303,028
		26,577,297
Entertainment - 18.5%
Liberty Media Corp-Liberty Formula One Class C (a)	65,300	6,432,703
Lionsgate Studios Corp	338,800	3,093,244
Live Nation Entertainment Inc (a)	46,800	6,669,000
Netflix Inc (a)	19,100	1,790,816
ROBLOX Corp Class A (a)	90,500	7,333,215
Roku Inc Class A (a)	57,700	6,259,873
Spotify Technology SA (a)	4,700	2,729,337
Take-Two Interactive Software Inc (a)	48,900	12,519,867
TKO Group Holdings Inc Class A	27,700	5,789,300
Walt Disney Co/The	103,223	11,743,681
Warner Bros Discovery Inc (a)	436,400	12,577,048
		76,938,084
Interactive Media & Services - 52.4%
Alphabet Inc Class A	329,785	103,222,705
Meta Platforms Inc Class A	154,000	101,653,860
Pinterest Inc Class A (a)	183,000	4,737,870
Reddit Inc Class A (a)	27,200	6,252,464
Snap Inc Class A (a)	119,500	964,365
		216,831,264
Media - 4.0%
EchoStar Corp Class A (a)(c)	36,400	3,956,680
Fox Corp Class A	37,700	2,754,739
Fox Corp Class B	3,801	246,799
Magnite Inc (a)	304,150	4,936,355
Omnicom Group Inc	51,300	4,142,475
Paramount Skydance Corp Class B	56,900	762,459
		16,799,507
Wireless Telecommunication Services - 3.4%
T-Mobile US Inc	69,200	14,050,368
TOTAL COMMUNICATION SERVICES		351,196,520
Consumer Discretionary - 3.7%
Broadline Retail - 3.1%
Amazon.com Inc (a)	55,100	12,718,182
Specialty Retail - 0.6%
Warby Parker Inc Class A (a)	115,306	2,512,518
TOTAL CONSUMER DISCRETIONARY		15,230,700
Industrials - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp (a)(b)(d)	207	82,891
Space Exploration Technologies Corp Class C (a)(b)(d)	393	157,373
TOTAL INDUSTRIALS		240,264
Information Technology - 5.4%
Semiconductors & Semiconductor Equipment - 1.2%
Micron Technology Inc	18,000	5,137,380
Technology Hardware, Storage & Peripherals - 4.2%
Apple Inc	37,000	10,058,820
Seagate Technology Holdings PLC	8,000	2,203,120
Western Digital Corp	28,400	4,892,468
		17,154,408
TOTAL INFORMATION TECHNOLOGY		22,291,788
TOTAL UNITED STATES		388,959,272
TOTAL COMMON STOCKS (Cost $265,763,526)		406,882,870

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (a)(b)(d)	2,833	248,567
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Zipline International Inc Series H (b)(d)	7,100	399,476
Information Technology - 0.1%
Software - 0.1%
Databricks Inc Series L (b)(d)	1,071	203,490
OpenAI Group Pbc Series A-3 (b)(d)	168	80,217
TOTAL INFORMATION TECHNOLOGY		283,707
TOTAL UNITED STATES		931,750
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $876,111)		931,750

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	6,909,093	6,910,475
Fidelity Securities Lending Cash Central Fund (e)(f)	3.77	7,463,887	7,464,634
TOTAL MONEY MARKET FUNDS (Cost $14,375,253)			14,375,109

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $281,014,890)	422,189,729
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(7,340,833)
NET ASSETS - 100.0%	414,848,896

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,172,014 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Databricks Inc Series L	12/18/2025	203,490

OpenAI Group Pbc Series A-3	8/4/2025	51,600

Space Exploration Technologies Corp	7/14/2025	43,884

Space Exploration Technologies Corp Class C	7/14/2025	83,316

Waymo LLC Series C2	10/18/2024	221,544

Zipline International Inc Series H	12/3/2025	399,477

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,965,483	196,314,648	191,369,936	121,793	425	(145)	6,910,475	6,909,093	0.0%
Fidelity Securities Lending Cash Central Fund	1,178,955	75,958,363	69,672,712	16,683	28	-	7,464,634	7,463,887	0.0%
Total	3,144,438	272,273,011	261,042,648	138,476	453	(145)	14,375,109

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	355,493,297	352,124,256	3,369,041	-
Consumer Discretionary	15,230,700	15,230,700	-	-
Industrials	240,264	-	-	240,264
Information Technology	35,918,609	29,250,869	6,667,740	-

Convertible Preferred Stocks
Consumer Discretionary	248,567	-	-	248,567
Industrials	399,476	-	-	399,476
Information Technology	283,707	-	-	283,707

Money Market Funds	14,375,109	14,375,109	-	-
Total Investments in Securities:	422,189,729	410,980,934	10,036,781	1,172,014
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $7,196,419) - See accompanying schedule:
Unaffiliated issuers (cost $266,639,637)	$407,814,620
Fidelity Central Funds (cost $14,375,253)	14,375,109

Total Investment in Securities (cost $281,014,890)		$422,189,729
Foreign currency held at value (cost $166)		181
Receivable for investments sold		5,391,760
Receivable for fund shares sold		818,155
Dividends receivable		167,286
Distributions receivable from Fidelity Central Funds		8,204
Prepaid expenses		236
Other receivables		503
Total assets		428,576,054
Liabilities
Payable for investments purchased	$5,988,624
Payable for fund shares redeemed	151
Accrued management fee	220,732
Distribution and service plan fees payable	29
Other payables and accrued expenses	53,097
Collateral on securities loaned	7,464,525
Total liabilities		13,727,158
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$414,848,896
Net Assets consist of:
Paid in capital		$247,083,803
Total accumulated earnings (loss)		167,765,093
Net Assets		$414,848,896

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($37,242,247 ÷ 1,284,177 shares)		$29.00
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($140,988 ÷ 4,869 shares)		$28.96
Investor Class :
Net Asset Value, offering price and redemption price per share ($377,465,661 ÷ 13,191,644 shares)		$28.61
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$1,810,189
Income from Fidelity Central Funds (including $16,683 from security lending)		138,476
Total income		1,948,665
Expenses
Management fee	$2,007,598
Distribution and service plan fees	219
Custodian fees and expenses	27,340
Independent trustees' fees and expenses	1,131
Audit fees	43,703
Legal	2,229
Interest	2,706
Miscellaneous	1,120
Total expenses		2,086,046
Net Investment income (loss)		(137,381)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	32,401,986
Fidelity Central Funds	453
Foreign currency transactions	(41,251)
Total net realized gain (loss)		32,361,188
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	52,312,482
Fidelity Central Funds	(145)
Assets and liabilities in foreign currencies	(48)
Total change in net unrealized appreciation (depreciation)		52,312,289
Net gain (loss)		84,673,477
Net increase (decrease) in net assets resulting from operations		$84,536,096
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(137,381)	$(17,417)
Net realized gain (loss)	32,361,188	25,661,008
Change in net unrealized appreciation (depreciation)	52,312,289	36,186,571
Net increase (decrease) in net assets resulting from operations	84,536,096	61,830,162
Distributions to shareholders	(24,773,852)	(4,642,835)

Share transactions - net increase (decrease)	117,725,338	(16,654,338)
Total increase (decrease) in net assets	177,487,582	40,532,989

Net Assets
Beginning of period	237,361,314	196,828,325
End of period	$414,848,896	$237,361,314

Financial Highlights
VIP Communication Services Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.49	$17.88	$11.36	$19.25	$17.39
Income from Investment Operations
Net investment income (loss) A,B	.01	.01	(.04) C	(.04)	(.07)
Net realized and unrealized gain (loss)	7.65	6.05	6.56	(7.05)	2.74
Total from investment operations	7.66	6.06	6.52	(7.09)	2.67
Distributions from net realized gain	(2.15)	(.45)	-	(.80)	(.81)
Total distributions	(2.15)	(.45)	-	(.80)	(.81)
Net asset value, end of period	$29.00	$23.49	$17.88	$11.36	$19.25
Total Return D,E	34.39%	34.04%	57.39%	(38.14)%	15.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60%	.61%	.66%	.68%	.66%
Expenses net of fee waivers, if any	.60%	.61%	.66%	.68%	.66%
Expenses net of all reductions, if any	.60%	.61%	.66%	.68%	.66%
Net investment income (loss)	.03%	.07%	(.24)% C	(.29)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$37,242	$24,655	$23,566	$8,116	$18,332
Portfolio turnover rate H	140%	73%	41%	37%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.31)%.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Communications Services Portfolio Service Class 2

Years ended December 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$20.54
Income from Investment Operations
Net investment income (loss) B,C	(.07)
Net realized and unrealized gain (loss)	8.81
Total from investment operations	8.74
Distributions from net realized gain	(.32)
Total distributions	(.32)
Net asset value, end of period	$28.96
Total Return D,E	42.57%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.85% H,I
Expenses net of fee waivers, if any	.85 % H,I
Expenses net of all reductions, if any	.85% H,I
Net investment income (loss)	(.37)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$141
Portfolio turnover rate J	140%

AFor the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Communication Services Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.21	$17.69	$11.25	$19.08	$17.23
Income from Investment Operations
Net investment income (loss) A,B	(.01)	- C	(.05) D	(.05)	(.08)
Net realized and unrealized gain (loss)	7.55	5.97	6.49	(6.98)	2.72
Total from investment operations	7.54	5.97	6.44	(7.03)	2.64
Distributions from net realized gain	(2.14)	(.45)	-	(.80)	(.79)
Total distributions	(2.14)	(.45)	-	(.80)	(.79)
Net asset value, end of period	$28.61	$23.21	$17.69	$11.25	$19.08
Total Return E,F	34.29%	33.89%	57.24%	(38.17)%	15.60%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.68%	.69%	.74%	.76%	.73%
Expenses net of fee waivers, if any	.68%	.69%	.73%	.75%	.73%
Expenses net of all reductions, if any	.68%	.69%	.73%	.75%	.73%
Net investment income (loss)	(.05)%	(.02)%	(.32)% D	(.36)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$377,466	$212,706	$173,263	$67,439	$135,821
Portfolio turnover rate I	140%	73%	41%	37%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.38)%.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Communication Services Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund commenced sale of Service Class 2 shares on April 25, 2025. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$146,778,198
Gross unrealized depreciation	(9,737,756)
Net unrealized appreciation (depreciation)	$137,040,442
Tax Cost	$285,149,287

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$30,725,376
Net unrealized appreciation (depreciation) on securities and other investments	$137,039,717

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$5,191,126	$3,006,161
Long-term Capital Gains	19,582,726	1,636,674
Total	$24,773,852	$4,642,835

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation) ($)
VIP Communication Services Portfolio	Space Exploration Technologies Corp Class A	30,733	-
VIP Communication Services Portfolio	Space Exploration Technologies Corp Class C	53,467	-

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Communication Services Portfolio	520,140,250	431,226,533
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class 2	$219

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Communication Services Portfolio	12,199

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Communication Services Portfolio	Borrower	7,364,333	4.41%	2,706

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Communication Services Portfolio	27,917,014	30,615,209	(308,039)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Communication Services Portfolio	355
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Communication Services Portfolio	1,767	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025A	Year ended December 31, 2024
VIP Communication Services Portfolio
Distributions to shareholders
Initial Class	2,377,581	511,233
Service Class 2	1,577	-
Investor Class	22,394,694	4,131,602
Total	$24,773,852	$4,642,835

A Distributions for Service Class 2 are for the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025A	Year ended December 31, 2024	Year ended December 31, 2025A	Year ended December 31, 2024
VIP Communication Services Portfolio
Initial Class
Shares sold	553,014	194,670	$14,448,830	$4,045,746
Reinvestment of distributions	96,655	23,120	2,377,581	511,233
Shares redeemed	(415,101)	(485,894)	(9,933,514)	(10,020,408)
Net increase (decrease)	234,568	(268,104)	$6,892,897	$(5,463,429)
Service Class 2
Shares sold	4,869	-	$100,000	$ -
Net increase (decrease)	4,869	-	$100,000	$ -
Investor Class
Shares sold	5,833,742	1,810,384	$151,896,137	$37,925,862
Reinvestment of distributions	920,195	187,872	22,394,694	4,131,602
Shares redeemed	(2,725,292)	(2,628,644)	(63,558,390)	(53,248,373)
Net increase (decrease)	4,028,645	(630,388)	$110,732,441	$(11,190,909)

A Share transactions for Service Class 2 are for the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Communication Services Portfolio	100
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Communication Services Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Communication Services Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $30,830,408, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 0% and 30%; Service Class 2 designates 0% and 31%; and Investor Class designates 0% and 31% of the dividend distributed in February and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.851004.118
VTELP-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026